UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-04000
Investment Company Act File Number

Calvert Variable Products, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

March 31, 2018
Date of Reporting Period

Item 1. Schedule of Investments.

Calvert VP S&P 500 Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP EAFE International Index Portfolio
Calvert VP Volatility Managed Moderate Portfolio
Calvert VP Volatility Managed Moderate Growth Portfolio
Calvert VP Volatility Managed Growth Portfolio
Calvert VP Nasdaq 100 Index Portfolio

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.2%
Aerospace & Defense - 2.8%
Arconic, Inc.	9,366	215,793
Boeing Co. (The)	11,504	3,771,931
General Dynamics Corp.	5,742	1,268,408
Harris Corp.	2,465	397,555
Huntington Ingalls Industries, Inc.	1,000	257,760
L3 Technologies, Inc.	1,616	336,128
Lockheed Martin Corp.	5,159	1,743,381
Northrop Grumman Corp.	3,600	1,256,832
Raytheon Co.	5,978	1,290,172
Rockwell Collins, Inc.	3,367	454,040
Textron, Inc.	5,444	321,033
TransDigm Group, Inc.	1,046	321,059
United Technologies Corp.	15,480	1,947,693
		13,581,785

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	2,883	270,166
Expeditors International of Washington, Inc.	3,675	232,628
FedEx Corp.	5,101	1,224,801
United Parcel Service, Inc., Class B	14,208	1,487,009
		3,214,604

Airlines - 0.5%
Alaska Air Group, Inc.	2,726	168,903
American Airlines Group, Inc. (a)	8,806	457,560
Delta Air Lines, Inc.	13,564	743,443
Southwest Airlines Co.	11,289	646,634
United Continental Holdings, Inc. (b)	5,033	349,642
		2,366,182

Auto Components - 0.2%
Aptiv plc	5,497	467,080
BorgWarner, Inc.	4,379	219,957
Goodyear Tire & Rubber Co. (The)	5,094	135,399
		822,436

Automobiles - 0.4%
Ford Motor Co.	80,678	893,912
General Motors Co.	26,435	960,648
Harley-Davidson, Inc. (a)	3,643	156,212
		2,010,772

Banks - 6.2%
Bank of America Corp.	198,964	5,966,930
BB&T Corp.	16,314	848,981
Citigroup, Inc.	53,448	3,607,740
Citizens Financial Group, Inc.	10,174	427,105
Comerica, Inc.	3,596	344,964
Fifth Third Bancorp	14,591	463,264
Huntington Bancshares, Inc.	22,353	337,530
JPMorgan Chase & Co.	71,373	7,848,889
KeyCorp	22,238	434,753
M&T Bank Corp.	3,113	573,913
People's United Financial, Inc.	7,434	138,718
PNC Financial Services Group, Inc. (The)	9,839	1,488,050
Regions Financial Corp.	23,987	445,678
SunTrust Banks, Inc.	9,844	669,786
SVB Financial Group (b)	1,100	264,011
US Bancorp	32,601	1,646,351
Wells Fargo & Co.	91,296	4,784,823
Zions Bancorporation	4,131	217,828
		30,509,314

Beverages - 1.8%
Brown-Forman Corp., Class B	5,411	294,358
Coca-Cola Co. (The)	79,844	3,467,625
Constellation Brands, Inc., Class A	3,562	811,851
Dr Pepper Snapple Group, Inc.	3,733	441,913
Molson Coors Brewing Co., Class B	4,000	301,320
Monster Beverage Corp. (b)	8,513	487,029
PepsiCo, Inc.	29,576	3,228,220
		9,032,316

Biotechnology - 2.5%
AbbVie, Inc.	33,152	3,137,837
Alexion Pharmaceuticals, Inc. (b)	4,620	514,945
Amgen, Inc.	13,902	2,370,013
Biogen, Inc. (b)	4,372	1,197,141
Celgene Corp. (b)	15,643	1,395,512
Gilead Sciences, Inc.	27,243	2,053,850
Incyte Corp. (a)(b)	3,768	313,987
Regeneron Pharmaceuticals, Inc. (b)	1,593	548,566
Vertex Pharmaceuticals, Inc. (b)	5,230	852,385
		12,384,236

Building Products - 0.3%
A.O. Smith Corp.	3,015	191,724
Allegion plc	2,096	178,768
Fortune Brands Home & Security, Inc.	3,399	200,167
Johnson Controls International plc	19,137	674,388

Masco Corp.	6,809	275,356
		1,520,403

Capital Markets - 3.0%
Affiliated Managers Group, Inc.	1,203	228,065
Ameriprise Financial, Inc.	3,059	452,549
Bank of New York Mellon Corp. (The)	21,176	1,091,199
BlackRock, Inc.	2,553	1,383,011
Cboe Global Markets, Inc.	2,344	267,450
Charles Schwab Corp. (The)	24,672	1,288,372
CME Group, Inc.	7,037	1,138,164
E*Trade Financial Corp. (b)	5,598	310,185
Franklin Resources, Inc.	6,758	234,368
Goldman Sachs Group, Inc. (The)	7,347	1,850,416
Intercontinental Exchange, Inc.	12,098	877,347
Invesco Ltd.	8,812	282,072
Moody's Corp.	3,438	554,549
Morgan Stanley	28,787	1,553,347
Nasdaq, Inc.	2,519	217,188
Northern Trust Corp.	4,441	458,000
Raymond James Financial, Inc.	2,658	237,652
S&P Global, Inc.	5,273	1,007,459
State Street Corp.	7,669	764,829
T. Rowe Price Group, Inc.	5,011	541,038
		14,737,260

Chemicals - 2.0%
Air Products & Chemicals, Inc.	4,507	716,748
Albemarle Corp. (a)	2,285	211,911
CF Industries Holdings, Inc.	5,049	190,499
DowDuPont, Inc.	48,664	3,100,384
Eastman Chemical Co.	3,111	328,459
Ecolab, Inc.	5,377	737,025
FMC Corp.	2,960	226,647
International Flavors & Fragrances, Inc.	1,633	223,574
LyondellBasell Industries NV, Class A	6,689	706,894
Monsanto Co.	9,085	1,060,129
Mosaic Co. (The)	7,598	184,480
PPG Industries, Inc.	5,262	587,239
Praxair, Inc.	5,921	854,400
Sherwin-Williams Co. (The)	1,702	667,388
		9,795,777

Commercial Services & Supplies - 0.3%
Cintas Corp.	1,785	304,485
Republic Services, Inc.	4,700	311,281
Stericycle, Inc. (a)(b)	1,765	103,306
Waste Management, Inc.	8,261	694,915

		1,413,987

Communications Equipment - 1.0%
Cisco Systems, Inc.	100,187	4,297,020
F5 Networks, Inc. (b)	1,355	195,947
Juniper Networks, Inc.	7,149	173,935
Motorola Solutions, Inc.	3,350	352,755
		5,019,657

Construction & Engineering - 0.1%
Fluor Corp.	3,028	173,262
Jacobs Engineering Group, Inc.	2,608	154,263
Quanta Services, Inc. (b)	3,611	124,038
		451,563

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (a)	1,361	282,135
Vulcan Materials Co.	2,735	312,255
		594,390

Consumer Finance - 0.7%
American Express Co.	14,898	1,389,686
Capital One Financial Corp.	10,024	960,500
Discover Financial Services	7,514	540,482
Navient Corp.	6,427	84,322
Synchrony Financial	15,212	510,058
		3,485,048

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,951	207,294
Ball Corp. (a)	7,239	287,460
International Paper Co.	8,538	456,185
Packaging Corp. of America	1,951	219,878
Sealed Air Corp. (a)	3,730	159,607
WestRock Co.	5,512	353,705
		1,684,129

Distributors - 0.1%
Genuine Parts Co.	3,174	285,152
LKQ Corp. (b)	6,391	242,539
		527,691

Diversified Consumer Services - 0.0% (c)
H&R Block, Inc.	4,672	118,716

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (b)	40,025	7,984,187
Leucadia National Corp.	6,989	158,860

		8,143,047

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	127,400	4,541,810
CenturyLink, Inc.	20,116	330,506
Verizon Communications, Inc.	85,914	4,108,407
		8,980,723

Electric Utilities - 1.7%
Alliant Energy Corp.	5,005	204,504
American Electric Power Co., Inc.	10,171	697,629
Duke Energy Corp.	14,473	1,121,223
Edison International	6,737	428,877
Entergy Corp.	3,727	293,613
Eversource Energy	6,553	386,103
Exelon Corp.	19,854	774,505
FirstEnergy Corp. (a)	9,630	327,516
NextEra Energy, Inc.	9,727	1,588,711
PG&E Corp.	10,605	465,878
Pinnacle West Capital Corp.	2,464	196,627
PPL Corp.	14,127	399,653
Southern Co. (The)	20,754	926,874
Xcel Energy, Inc.	10,500	477,540
		8,289,253

Electrical Equipment - 0.5%
Acuity Brands, Inc. (a)	929	129,307
AMETEK, Inc.	4,779	363,061
Eaton Corp. plc	9,111	728,060
Emerson Electric Co.	13,272	906,478
Rockwell Automation, Inc.	2,657	462,849
		2,589,755

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	6,314	543,825
Corning, Inc.	17,971	501,031
FLIR Systems, Inc.	2,866	143,329
IPG Photonics Corp. (b)	787	183,670
TE Connectivity Ltd.	7,272	726,473
		2,098,328

Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	9,269	257,400
Halliburton Co.	18,043	846,938
Helmerich & Payne, Inc.	2,246	149,494
National Oilwell Varco, Inc.	7,859	289,290
Schlumberger Ltd.	28,646	1,855,688
TechnipFMC plc	9,067	267,023

		3,665,833

Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc. (a)	2,204	275,258
American Tower Corp.	9,168	1,332,477
Apartment Investment & Management Co., Class A	3,399	138,509
AvalonBay Communities, Inc.	2,855	469,533
Boston Properties, Inc.	3,191	393,195
Crown Castle International Corp.	8,624	945,277
Digital Realty Trust, Inc.	4,248	447,654
Duke Realty Corp.	7,365	195,025
Equinix, Inc.	1,618	676,550
Equity Residential	7,599	468,250
Essex Property Trust, Inc.	1,429	343,932
Extra Space Storage, Inc. (a)	2,779	242,773
Federal Realty Investment Trust	1,570	182,293
GGP, Inc.	12,911	264,159
HCP, Inc.	9,701	225,354
Host Hotels & Resorts, Inc.	16,020	298,613
Iron Mountain, Inc. (a)	5,853	192,330
Kimco Realty Corp.	9,214	132,682
Macerich Co. (The) (a)	2,346	131,423
Mid-America Apartment Communities, Inc.	2,350	214,414
Prologis, Inc.	11,003	693,079
Public Storage	3,095	620,207
Realty Income Corp. (a)	5,827	301,431
Regency Centers Corp.	3,203	188,913
SBA Communications Corp. (b)	2,431	415,506
Simon Property Group, Inc.	6,477	999,725
SL Green Realty Corp.	1,919	185,817
UDR, Inc.	5,906	210,372
Ventas, Inc.	7,365	364,788
Vornado Realty Trust	3,732	251,164
Welltower, Inc.	7,659	416,879
Weyerhaeuser Co.	15,609	546,315
		12,763,897

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	9,132	1,720,743
CVS Health Corp.	20,948	1,303,175
Kroger Co. (The)	18,395	440,376
Sysco Corp.	9,913	594,384
Walgreens Boots Alliance, Inc.	17,718	1,159,997
Walmart, Inc.	30,269	2,693,033
		7,911,708

Food Products - 1.1%
Archer-Daniels-Midland Co.	11,565	501,574

Campbell Soup Co. (a)	4,325	187,316
Conagra Brands, Inc.	8,447	311,525
General Mills, Inc.	11,753	529,590
Hershey Co. (The)	3,049	301,729
Hormel Foods Corp. (a)	5,992	205,645
J. M. Smucker Co. (The)	2,349	291,300
Kellogg Co. (a)	5,144	334,412
Kraft Heinz Co. (The)	12,346	769,032
McCormick & Co., Inc.	2,615	278,210
Mondelez International, Inc., Class A	30,903	1,289,582
Tyson Foods, Inc., Class A	6,154	450,411
		5,450,326

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	35,994	2,156,760
Align Technology, Inc. (b)	1,492	374,686
Baxter International, Inc.	10,366	674,205
Becton Dickinson and Co.	5,480	1,187,516
Boston Scientific Corp. (b)	28,396	775,779
Cooper Cos., Inc. (The)	1,012	231,556
Danaher Corp.	12,658	1,239,345
DENTSPLY SIRONA, Inc.	4,972	250,141
Edwards Lifesciences Corp. (b)	4,376	610,539
Hologic, Inc. (b)	5,701	212,989
IDEXX Laboratories, Inc. (b)	1,812	346,799
Intuitive Surgical, Inc. (b)	2,317	956,527
Medtronic plc	28,185	2,261,001
ResMed, Inc.	2,934	288,911
Stryker Corp.	6,655	1,070,923
Varian Medical Systems, Inc. (b)	1,895	232,422
Zimmer Holdings, Inc.	4,187	456,550
		13,326,649

Health Care Providers & Services - 2.6%
Aetna, Inc.	6,743	1,139,567
AmerisourceBergen Corp.	3,337	287,683
Anthem, Inc.	5,310	1,166,607
Cardinal Health, Inc.	6,506	407,796
Centene Corp. (b)	3,567	381,205
Cigna Corp.	5,098	855,138
DaVita, Inc. (b)	3,028	199,666
Envision Healthcare Corp. (b)	2,800	107,604
Express Scripts Holding Co. (b)	11,712	809,065
HCA Healthcare, Inc.	5,857	568,129
Henry Schein, Inc. (b)	3,398	228,380
Humana, Inc.	2,863	769,660
Laboratory Corp. of America Holdings (b)	2,105	340,484
McKesson Corp.	4,311	607,291

Quest Diagnostics, Inc.	2,819	282,746
UnitedHealth Group, Inc.	20,109	4,303,326
Universal Health Services, Inc., Class B	1,812	214,559
		12,668,906

Health Care Technology - 0.1%
Cerner Corp. (b)	6,530	378,740

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	8,433	553,036
Chipotle Mexican Grill, Inc. (a)(b)	554	179,003
Darden Restaurants, Inc.	2,557	217,984
Hilton Worldwide Holdings, Inc.	4,182	329,374
Marriott International, Inc., Class A	6,333	861,161
McDonald's Corp.	16,579	2,592,624
MGM Resorts International	10,536	368,971
Norwegian Cruise Line Holdings Ltd. (b)	4,235	224,328
Royal Caribbean Cruises Ltd.	3,542	417,035
Starbucks Corp.	29,422	1,703,240
Wyndham Worldwide Corp.	2,193	250,945
Wynn Resorts Ltd.	1,658	302,353
Yum! Brands, Inc.	6,969	593,271
		8,593,325

Household Durables - 0.4%
D.R. Horton, Inc.	7,057	309,379
Garmin Ltd.	2,464	145,204
Leggett & Platt, Inc.	2,853	126,559
Lennar Corp., Class A	5,619	331,184
Mohawk Industries, Inc. (b)	1,368	317,677
Newell Brands, Inc.	10,135	258,240
PulteGroup, Inc.	5,854	172,634
Whirlpool Corp.	1,486	227,521
		1,888,398

Household Products - 1.4%
Church & Dwight Co., Inc.	5,168	260,260
Clorox Co. (The)	2,791	371,510
Colgate-Palmolive Co.	18,158	1,301,565
Kimberly-Clark Corp.	7,274	801,086
Procter & Gamble Co. (The)	52,428	4,156,492
		6,890,913

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	14,295	162,534
NRG Energy, Inc.	6,635	202,567
		365,101

Industrial Conglomerates - 1.6%
3M Co.	12,341	2,709,096
General Electric Co.	180,567	2,434,043
Honeywell International, Inc.	15,639	2,259,992
Roper Technologies, Inc.	2,117	594,221
		7,997,352

Insurance - 2.5%
Aflac, Inc.	16,260	711,538
Allstate Corp. (The)	7,420	703,416
American International Group, Inc.	18,590	1,011,668
Aon plc	5,168	725,225
Arthur J. Gallagher & Co.	3,739	256,982
Assurant, Inc.	1,091	99,728
Brighthouse Financial, Inc. (b)	2,215	113,851
Chubb Ltd.	9,600	1,312,992
Cincinnati Financial Corp.	3,294	244,612
Everest Re Group Ltd.	849	218,040
Hartford Financial Services Group, Inc. (The)	7,377	380,063
Lincoln National Corp.	4,525	330,597
Loews Corp.	5,708	283,859
Marsh & McLennan Cos., Inc.	10,554	871,655
MetLife, Inc.	21,761	998,612
Principal Financial Group, Inc.	5,813	354,070
Progressive Corp. (The)	12,027	732,805
Prudential Financial, Inc.	8,768	907,926
Torchmark Corp.	2,220	186,857
Travelers Cos., Inc. (The)	5,660	785,948
Unum Group	4,857	231,242
Willis Towers Watson plc	2,730	415,479
XL Group Ltd.	5,542	306,251
		12,183,416

Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (b)	8,356	12,093,973
Booking Holdings, Inc. (b)	1,009	2,099,114
Expedia Group, Inc.	2,542	280,662
Netflix, Inc. (b)	9,025	2,665,534
TripAdvisor, Inc. (a)(b)	2,242	91,675
		17,230,958

Internet Software & Services - 4.5%
Akamai Technologies, Inc. (b)	3,498	248,288
Alphabet, Inc., Class A (b)	6,208	6,438,565
Alphabet, Inc., Class C (b)	6,330	6,531,231
eBay, Inc. (b)	19,574	787,658
Facebook, Inc., Class A (b)	49,827	7,961,856
VeriSign, Inc. (a)(b)	1,753	207,836

		22,175,434

IT Services - 4.1%
Accenture plc, Class A	12,779	1,961,576
Alliance Data Systems Corp.	994	211,583
Automatic Data Processing, Inc.	9,171	1,040,725
Cognizant Technology Solutions Corp., Class A	12,193	981,536
CSRA, Inc.	3,481	143,522
DXC Technology Co.	5,899	593,026
Fidelity National Information Services, Inc.	6,904	664,855
Fiserv, Inc. (b)	8,620	614,692
Gartner, Inc. (a)(b)	1,875	220,537
Global Payments, Inc.	3,291	367,012
International Business Machines Corp.	17,804	2,731,668
MasterCard, Inc., Class A	19,207	3,364,298
Paychex, Inc.	6,613	407,295
PayPal Holdings, Inc. (b)	23,363	1,772,551
Total System Services, Inc.	3,460	298,460
Visa, Inc., Class A	37,501	4,485,870
Western Union Co. (The) (a)	9,498	182,647
		20,041,853

Leisure Products - 0.1%
Hasbro, Inc.	2,344	197,599
Mattel, Inc. (a)	7,108	93,470
		291,069

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	6,655	445,219
Illumina, Inc. (b)	3,019	713,752
IQVIA Holdings, Inc. (b)	3,152	309,243
Mettler-Toledo International, Inc. (b)	529	304,191
PerkinElmer, Inc.	2,386	180,668
Thermo Fisher Scientific, Inc.	8,292	1,711,966
Waters Corp. (b)	1,638	325,389
		3,990,428

Machinery - 1.6%
Caterpillar, Inc.	12,429	1,831,786
Cummins, Inc.	3,226	522,903
Deere & Co.	6,734	1,045,925
Dover Corp.	3,222	316,465
Flowserve Corp.	2,701	117,034
Fortive Corp.	6,325	490,314
Illinois Tool Works, Inc.	6,376	998,864
Ingersoll-Rand plc	5,167	441,830
PACCAR, Inc.	7,271	481,122
Parker-Hannifin Corp.	2,755	471,188

Pentair plc	3,645	248,334
Snap-on, Inc.	1,271	187,523
Stanley Black & Decker, Inc.	3,171	485,797
Xylem, Inc.	3,714	285,681
		7,924,766

Media - 2.4%
CBS Corp., Class B	7,178	368,877
Charter Communications, Inc., Class A (b)	3,869	1,204,110
Comcast Corp., Class A	96,454	3,295,833
Discovery Communications, Inc., Class A (a)(b)	3,607	77,298
Discovery Communications, Inc., Class C (b)	6,955	135,762
DISH Network Corp., Class A (b)	4,713	178,576
Interpublic Group of Cos., Inc. (The)	8,036	185,069
News Corp., Class A	7,920	125,136
News Corp., Class B	2,023	32,570
Omnicom Group, Inc.	4,767	346,418
Time Warner, Inc.	16,101	1,522,833
Twenty-First Century Fox, Inc., Class A	21,796	799,695
Twenty-First Century Fox, Inc., Class B	9,082	330,312
Viacom, Inc., Class B	7,296	226,614
Walt Disney Co. (The)	31,232	3,136,942
		11,966,045

Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	27,839	489,131
Newmont Mining Corp.	11,029	430,903
Nucor Corp.	6,574	401,606
		1,321,640

Multi-Utilities - 0.9%
Ameren Corp.	5,017	284,113
CenterPoint Energy, Inc.	8,913	244,216
CMS Energy Corp.	5,832	264,131
Consolidated Edison, Inc.	6,412	499,751
Dominion Energy, Inc.	13,549	913,609
DTE Energy Co.	3,710	387,324
NiSource, Inc.	6,965	166,533
Public Service Enterprise Group, Inc.	10,464	525,712
SCANA Corp.	2,949	110,735
Sempra Energy (a)	5,192	577,454
WEC Energy Group, Inc.	6,526	409,180
		4,382,758

Multiline Retail - 0.5%
Dollar General Corp.	5,387	503,954
Dollar Tree, Inc. (b)	4,903	465,295
Kohl's Corp.	3,486	228,368

Macy's, Inc.	6,594	196,105
Nordstrom, Inc.	2,412	116,765
Target Corp.	11,241	780,463
		2,290,950

Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	11,315	683,539
Andeavor	2,968	298,462
Apache Corp. (a)	8,246	317,306
Cabot Oil & Gas Corp.	9,583	229,800
Chevron Corp.	39,727	4,530,467
Cimarex Energy Co.	2,103	196,630
Concho Resources, Inc. (b)	3,075	462,265
ConocoPhillips	24,427	1,448,277
Devon Energy Corp.	10,867	345,462
EOG Resources, Inc.	11,957	1,258,713
EQT Corp.	5,300	251,803
Exxon Mobil Corp.	88,120	6,574,633
Hess Corp.	5,585	282,713
Kinder Morgan, Inc.	39,716	598,123
Marathon Oil Corp.	17,570	283,404
Marathon Petroleum Corp.	9,866	721,303
Newfield Exploration Co. (b)	4,119	100,586
Noble Energy, Inc.	10,063	304,909
Occidental Petroleum Corp.	15,825	1,027,992
ONEOK, Inc.	8,488	483,137
Phillips 66	8,715	835,943
Pioneer Natural Resources Co.	3,519	604,494
Range Resources Corp. (a)	4,494	65,343
Valero Energy Corp.	9,049	839,476
Williams Cos., Inc. (The)	17,096	425,007
		23,169,787

Personal Products - 0.2%
Coty, Inc., Class A	10,221	187,044
Estee Lauder Cos., Inc. (The), Class A	4,629	693,054
		880,098

Pharmaceuticals - 4.3%
Allergan plc	6,878	1,157,499
Bristol-Myers Squibb Co.	33,845	2,140,696
Eli Lilly & Co.	20,035	1,550,108
Johnson & Johnson	55,840	7,155,896
Merck & Co., Inc.	56,071	3,054,187
Mylan NV (b)	10,706	440,766
Nektar Therapeutics (b)	3,347	355,652
Perrigo Co. plc (a)	2,709	225,768
Pfizer, Inc.	123,799	4,393,627

Zoetis, Inc.	10,077	841,530
		21,315,729

Professional Services - 0.3%
Equifax, Inc.	2,483	292,522
IHS Markit Ltd. (b)	7,512	362,379
Nielsen Holdings plc	7,247	230,382
Robert Half International, Inc.	2,802	162,208
Verisk Analytics, Inc. (b)	3,364	349,856
		1,397,347

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (b)	6,248	295,031

Road & Rail - 0.9%
CSX Corp.	18,481	1,029,576
JB Hunt Transport Services, Inc.	1,884	220,711
Kansas City Southern	2,241	246,174
Norfolk Southern Corp.	5,917	803,410
Union Pacific Corp.	16,278	2,188,252
		4,488,123

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)(b)	17,746	178,347
Analog Devices, Inc.	7,623	694,684
Applied Materials, Inc.	22,054	1,226,423
Broadcom Ltd.	8,537	2,011,744
Intel Corp.	97,418	5,073,530
KLA-Tencor Corp.	3,252	354,501
Lam Research Corp.	3,349	680,383
Microchip Technology, Inc. (a)	4,837	441,908
Micron Technology, Inc. (b)	23,848	1,243,435
NVIDIA Corp.	12,532	2,902,286
Qorvo, Inc. (b)	2,809	197,894
QUALCOMM, Inc.	30,786	1,705,852
Skyworks Solutions, Inc.	3,800	380,988
Texas Instruments, Inc.	20,380	2,117,278
Xilinx, Inc.	5,189	374,853
		19,584,106

Software - 5.5%
Activision Blizzard, Inc.	15,635	1,054,737
Adobe Systems, Inc. (b)	10,194	2,202,720
ANSYS, Inc. (b)	1,755	274,991
Autodesk, Inc. (b)	4,533	569,254
CA, Inc.	6,491	220,045
Cadence Design Systems, Inc. (b)	6,184	227,386
Citrix Systems, Inc. (b)	2,685	249,168

Electronic Arts, Inc. (b)	6,368	772,056
Intuit, Inc.	5,022	870,564
Microsoft Corp.	160,250	14,626,017
Oracle Corp.	63,002	2,882,341
Red Hat, Inc. (b)	3,659	547,057
Salesforce.com, Inc. (b)	14,190	1,650,297
Symantec Corp.	13,425	347,036
Synopsys, Inc. (b)	3,107	258,627
Take-Two Interactive Software, Inc. (b)	2,379	232,619
		26,984,915

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	1,600	189,680
AutoZone, Inc. (b)	569	369,105
Best Buy Co., Inc.	5,259	368,077
CarMax, Inc. (a)(b)	3,770	233,514
Foot Locker, Inc.	2,684	122,229
Gap, Inc. (The)	4,714	147,077
Home Depot, Inc. (The)	24,285	4,328,558
L Brands, Inc.	5,434	207,633
Lowe's Cos., Inc.	17,222	1,511,231
O'Reilly Automotive, Inc. (b)	1,758	434,894
Ross Stores, Inc.	7,974	621,813
Tiffany & Co.	2,210	215,829
TJX Cos., Inc. (The)	13,158	1,073,166
Tractor Supply Co.	2,718	171,288
Ulta Beauty, Inc. (b)	1,263	257,993
		10,252,087

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	105,620	17,720,923
Hewlett Packard Enterprise Co.	32,983	578,522
HP, Inc.	34,539	757,095
NetApp, Inc.	5,572	343,737
Seagate Technology plc	5,983	350,125
Western Digital Corp.	6,117	564,415
Xerox Corp.	4,415	127,064
		20,441,881

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	8,213	151,284
Michael Kors Holdings Ltd. (b)	3,145	195,242
NIKE, Inc., Class B	27,171	1,805,241
PVH Corp.	1,601	242,439
Ralph Lauren Corp.	1,207	134,943
Tapestry, Inc.	5,881	309,399
Under Armour, Inc., Class A (a)(b)	4,384	71,678
Under Armour, Inc., Class C (a)(b)	4,407	63,240

VF Corp.	6,782	502,682
		3,476,148

Tobacco - 1.1%
Altria Group, Inc.	39,460	2,459,147
Philip Morris International, Inc.	32,300	3,210,620
		5,669,767

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,221	339,604
United Rentals, Inc. (b)	1,829	315,923
W.W. Grainger, Inc.	1,072	302,594
		958,121

Water Utilities - 0.1%
American Water Works Co., Inc.	3,689	302,978

Total Common Stocks (Cost $282,360,357)		468,287,955

EXCHANGE-TRADED FUNDS - 1.1%
SPDR S&P 500 ETF Trust	20,000	5,263,000

Total Exchange-Traded Funds (Cost $5,322,900)		5,263,000

RIGHTS - 0.0%
Food & Staples Retailing - 0.0%
Safeway PDC LLC CVR (b)(d)(e)	4,297	—

Total Rights (Cost $142)		—

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills, 1.80%, 10/11/18 (f)	1,500,000	1,485,240

Total U.S. Treasury Obligations (Cost $1,485,525)		1,485,240

TIME DEPOSIT - 3.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	16,299,037	16,299,037

Total Time Deposit (Cost $16,299,037)		16,299,037

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio	803,813	803,813

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $803,813)	803,813

TOTAL INVESTMENTS (Cost $306,271,774) - 100.1%	492,139,045
Other assets and liabilities, net - (0.1%)	(371,240)
NET ASSETS - 100.0%	491,767,805

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $7,332,092 and the total market value of the collateral received by the Portfolio was $7,427,128, including cash collateral of $803,813 and non-cash U.S. Government and/or agency securities collateral of $6,623,315.

(b) Non-income producing security.
(c) Amount is less than 0.05%.
(d) For fair value measurement purposes, security is categorized as Level 3.
(e) Restricted security. Total market value of restricted securities amounts to $0, which represents 0.0% of the net assets of the Portfolio as of March 31, 2018.
(f) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR:	Contingent Value Rights

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	56	Jun-18	$7,400,400	($408,660)
S&P 500 Index	17	Jun-18	11,232,750	(619,948)
Total Long				($1,028,608)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Safeway PDC LLC CVR	1/30/15	142

During the fiscal year to date ended March 31, 2018, the Portfolio used futures contracts to provide equity market exposure for uncommitted cash balances.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,028,608.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$468,287,955	(2)	$—	$—	$468,287,955
Exchange-Traded Funds	5,263,000		—	—	5,263,000
Rights	—		—	—	—
U.S. Treasury Obligations	—		1,485,240	—	1,485,240
Time Deposit	—		16,299,037	—	16,299,037
Short Term Investment of Cash Collateral for Securities Loaned	803,813		—	—	803,813
Total Investments	$474,354,768		$17,784,277	$—	$492,139,045

Derivative Instruments - Liabilities
Futures Contracts(3)	$(1,028,608)		$—	$—	$(1,028,608)
(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended March 31, 2018.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 36.0%
United States Treasury Bonds:
2.50%, 2/15/45	1,000,000	911,340
3.00%, 5/15/42	1,000,000	1,009,313
3.00%, 5/15/47	1,000,000	1,002,931
3.125%, 11/15/41	1,000,000	1,031,424
3.125%, 8/15/44	1,600,000	1,644,607
3.75%, 11/15/43	1,045,000	1,191,534
3.875%, 8/15/40	1,000,000	1,156,633
4.375%, 5/15/41	1,600,000	1,988,294
6.25%, 8/15/23	1,000,000	1,183,397
8.00%, 11/15/21	1,000,000	1,191,244
8.125%, 5/15/21	1,000,000	1,171,356
United States Treasury Notes:
0.875%, 9/15/19	1,000,000	980,505
1.00%, 8/31/19	2,000,000	1,966,369
1.125%, 4/30/20	1,000,000	976,043
1.375%, 9/15/20	500,000	488,451
1.625%, 11/15/22	2,500,000	2,399,672
1.75%, 5/15/22	1,600,000	1,552,666
1.875%, 7/31/22	1,250,000	1,216,260
2.00%, 2/15/22	2,000,000	1,964,387
2.00%, 2/15/25	2,200,000	2,104,219
2.00%, 11/15/26	2,000,000	1,885,282
2.125%, 9/30/24	2,750,000	2,659,899
2.25%, 3/31/21	200,000	199,124
2.25%, 11/15/24	2,000,000	1,947,024
2.25%, 2/15/27	2,100,000	2,017,277
2.25%, 11/15/27	1,750,000	1,675,321
2.625%, 8/15/20	2,000,000	2,012,596
2.625%, 11/15/20	3,000,000	3,018,619
2.75%, 11/15/23	1,000,000	1,006,885
2.75%, 2/15/24	3,000,000	3,018,337
3.125%, 5/15/19	4,000,000	4,041,656
3.125%, 5/15/21	3,500,000	3,572,824
3.375%, 11/15/19	1,100,000	1,119,757
3.625%, 8/15/19	1,000,000	1,018,774
3.625%, 2/15/20	1,000,000	1,024,620
3.625%, 2/15/21	1,000,000	1,034,237

Total U.S. Treasury Obligations (Cost $58,255,573)		58,382,877

CORPORATE BONDS - 27.5%

Basic Materials - 1.5%
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	116,840
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	99,762
Ecolab, Inc., 4.35%, 12/8/21	122,000	127,565
LYB International Finance BV, 5.25%, 7/15/43	100,000	109,855
Mosaic Co. (The), 5.625%, 11/15/43	400,000	419,015
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	206,293
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	400,000	412,681
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	153,416
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300,000	309,126
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	514,250
		2,468,803

Communications - 4.2%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	117,535
Amazon.com, Inc., 2.50%, 11/29/22	200,000	195,497
AT&T, Inc.:
3.90%, 3/11/24 (a)	200,000	201,612
5.15%, 2/14/50	1,000,000	1,012,254
5.20%, 3/15/20	200,000	207,869
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	511,445
Comcast Corp., 3.125%, 7/15/22	100,000	99,793
Crown Castle Towers LLC, 4.883%, 8/15/40 (b)	300,000	310,704
Discovery Communications LLC, 5.05%, 6/1/20	200,000	208,016
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	98,200
4.45%, 1/15/43	200,000	202,507
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	997,559
Time Warner, Inc.:
4.00%, 1/15/22	290,000	297,257
4.875%, 3/15/20	100,000	103,434
4.90%, 6/15/42	200,000	202,312
5.375%, 10/15/41	100,000	107,691
Verizon Communications, Inc.:
4.862%, 8/21/46	600,000	606,803
5.15%, 9/15/23	300,000	323,934
Viacom, Inc., 3.875%, 4/1/24 (a)	100,000	99,673
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	984,794
		6,888,889

Consumer, Cyclical - 2.0%
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	349,266
CVS Pass-Through Trust, 6.036%, 12/10/28	83,966	90,753
Ford Motor Co., 5.291%, 12/8/46	1,000,000	979,874
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	213,531

General Motors Co., 5.00%, 4/1/35	1,000,000	992,247
Lowe's Cos., Inc., 3.875%, 9/15/23	100,000	103,455
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	97,843
6.50%, 8/15/37	250,000	344,132
		3,171,101

Consumer, Non-cyclical - 3.1%
AbbVie, Inc., 2.90%, 11/6/22	200,000	195,508
Amgen, Inc., 4.10%, 6/15/21	700,000	722,129
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	97,367
4.00%, 1/17/43	100,000	95,000
4.625%, 2/1/44	1,000,000	1,037,482
Cigna Corp., 4.00%, 2/15/22	400,000	407,016
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	74,790
Equifax, Inc., 3.30%, 12/15/22	450,000	446,820
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	100,479
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	99,975
Kroger Co. (The), 3.85%, 8/1/23	100,000	101,657
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	102,151
Life Technologies Corp., 6.00%, 3/1/20	100,000	105,134
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	106,834
PepsiCo, Inc., 2.75%, 3/5/22	100,000	99,418
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,076,124
Zoetis, Inc., 4.70%, 2/1/43	100,000	107,396
		4,975,280

Energy - 4.0%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	483,330
Chevron Corp., 3.191%, 6/24/23	100,000	100,237
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (b)	100,000	102,776
Colonial Pipeline Co., 6.58%, 8/28/32 (b)	100,000	129,492
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	309,780
HollyFrontier Corp., 5.875%, 4/1/26	1,000,000	1,077,101
Petroleos Mexicanos, 6.375%, 1/23/45	1,000,000	974,500
Shell International Finance BV:
2.25%, 1/6/23	200,000	192,008
4.125%, 5/11/35	1,350,000	1,399,427
4.55%, 8/12/43	100,000	108,931
Texas Eastern Transmission LP, 2.80%, 10/15/22 (b)	400,000	384,435
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,079,516
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	97,680
		6,439,213

Financial - 6.8%
American International Group, Inc., 4.875%, 6/1/22	250,000	263,831
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (b)	800,000	837,322

Bank of America Corp.:
4.125%, 1/22/24	300,000	308,914
5.65%, 5/1/18	250,000	250,632
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200,000	200,148
4.30%, 5/15/43	1,000,000	1,058,302
Boston Properties LP, 3.85%, 2/1/23	100,000	101,973
Capital One Bank, 3.375%, 2/15/23	200,000	195,050
Citigroup, Inc.:
2.50%, 9/26/18	500,000	500,311
5.50%, 9/13/25	80,000	86,832
6.125%, 5/15/18	200,000	200,786
Discover Financial Services, 3.85%, 11/21/22	200,000	200,347
ERP Operating LP, 4.625%, 12/15/21	100,000	104,525
Excalibur One 77B LLC, 1.492%, 1/1/25	26,057	24,999
General Electric Co., 4.625%, 1/7/21	100,000	103,633
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (b)	400,000	402,497
Goldman Sachs Group, Inc. (The):
2.625%, 1/31/19	200,000	199,937
4.00%, 3/3/24	500,000	506,487
5.375%, 3/15/20	150,000	156,437
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	106,484
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	299,666
3.375%, 5/1/23	700,000	691,356
4.50%, 1/24/22	400,000	416,008
Liberty Property LP, 3.375%, 6/15/23	350,000	348,072
MetLife, Inc., 4.875%, 11/13/43	100,000	108,531
Morgan Stanley:
2.125%, 4/25/18	300,000	299,930
4.10%, 5/22/23	500,000	507,130
5.00%, 11/24/25	150,000	157,018
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,113,789
Regions Bank, 7.50%, 5/15/18	100,000	100,559
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	247,966
Welltower, Inc., 5.25%, 1/15/22	800,000	850,400
		10,949,872

Industrial - 3.4%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55 (c)	540,000	603,450
Cummins, Inc., 4.875%, 10/1/43	100,000	113,030
Deere & Co., 6.55%, 10/1/28	250,000	314,733
GATX Corp., 4.85%, 6/1/21	900,000	940,928
General Electric Co., 4.50%, 3/11/44	100,000	98,499
Kennametal, Inc., 2.65%, 11/1/19	950,000	942,681
L3 Technologies, Inc., 4.75%, 7/15/20	800,000	825,707
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	149,121

Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	640,601
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	504,800
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	323,436
United Technologies Corp., 4.50%, 6/1/42	100,000	101,638
		5,558,624

Technology - 1.7%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,084,771
CA, Inc., 5.375%, 12/1/19	200,000	207,119
International Business Machines Corp.:
2.90%, 11/1/21	100,000	99,968
3.625%, 2/12/24	100,000	101,702
NetApp, Inc., 3.25%, 12/15/22	100,000	98,449
Oracle Corp.:
2.375%, 1/15/19	900,000	900,064
5.75%, 4/15/18	250,000	250,233
		2,742,306

Utilities - 0.8%
Connecticut Light & Power Co. (The), 5.65%, 5/1/18	200,000	200,475
PacifiCorp, 4.10%, 2/1/42	100,000	102,719
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,017,985
		1,321,179

Total Corporate Bonds (Cost $43,396,202)		44,515,267

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.1%
Federal Home Loan Mortgage Corp.:
2.50%, with various maturities to 2031	1,586,732	1,560,353
3.00%, with maturity at 2043	1,062,931	1,045,961
3.50%, with various maturities to 2042	1,814,533	1,839,155
4.00%, with various maturities to 2048	1,603,530	1,652,163
4.50%, with various maturities to 2044	1,846,667	1,949,025
5.00%, with various maturities to 2040	1,266,042	1,367,148
6.00%, with various maturities to 2040	95,901	107,025
6.50%, with maturity at 2037	14,836	15,939
Federal National Mortgage Association:
2.50%, with various maturities to 2043	2,674,647	2,587,494
3.00%, with various maturities to 2046	8,034,254	7,899,876
3.499%, (1 yr. USD LIBOR + 1.749%), with maturity at 2038(d)	288,173	302,432
3.50%, with various maturities to 2047	8,526,092	8,593,043
4.00%, with various maturities to 2047	5,796,808	5,958,879
4.50%, with various maturities to 2044	3,975,148	4,201,106
5.00%, with various maturities to 2034	165,364	178,489
5.50%, with various maturities to 2038	607,155	665,493
6.00%, with various maturities to 2038	584,039	652,212
6.50%, with various maturities to 2036	117,223	129,523

Government National Mortgage Association:
4.00%, with various maturities to 2042	1,444,921	1,501,939
4.50%, with maturity at 2033	197,626	207,846
5.00%, with various maturities to 2039	683,954	739,839
5.50%, with maturity at 2034	77,377	84,324
6.00%, with various maturities to 2038	514,826	579,238

Total U.S. Government Agency Mortgage-Backed Securities (Cost $44,258,167)		43,818,502

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.9%
Federal Home Loan Mortgage Corp.:
3.75%, 3/27/19	3,200,000	3,248,537
6.25%, 7/15/32	700,000	954,351
6.75%, 3/15/31	1,300,000	1,807,064
Federal National Mortgage Association, 2.00%, 1/5/22	2,000,000	1,959,824

Total U.S. Government Agencies and Instrumentalities (Cost $7,892,910)		7,969,776

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	440,278
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	663,997
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	617,332
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275,000	1,252,966

Total Commercial Mortgage-Backed Securities (Cost $3,006,832)		2,974,573

SOVEREIGN GOVERNMENT BONDS - 0.6%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	540,525
Province of Ontario Canada, 2.45%, 6/29/22	400,000	391,743
Province of Quebec Canada, 2.625%, 2/13/23	75,000	73,940

Total Sovereign Government Bonds (Cost $971,648)		1,006,208

TAXABLE MUNICIPAL OBLIGATIONS - 0.6%
General Obligations - 0.6%
New York, NY, 3.60%, 8/1/28	1,000,000	1,017,670

Total Taxable Municipal Obligations (Cost $990,083)		1,017,670

ASSET-BACKED SECURITIES - 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (b)	150,000	148,936
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30 (b)	21,922	21,535
World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	250,000	251,084

Total Asset-Backed Securities (Cost $429,414)		421,555

FLOATING RATE LOANS (e) - 0.0% (f)
Financial - 0.0% (f)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (g)(h)(i)	96,336	1,519

Total Floating Rate Loans (Cost $96,336)		1,519

TIME DEPOSIT - 0.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	910,121	910,121

Total Time Deposit (Cost $910,121)		910,121

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio	305,910	305,910

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $305,910)		305,910

TOTAL INVESTMENTS (Cost $160,513,196) - 99.6%		161,323,978
Other assets and liabilities, net - 0.4%		699,748
NET ASSETS - 100.0%		162,023,726

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $298,272 and the total market value of the collateral received by the Portfolio was $305,910, comprised of cash.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,337,697, which represents 1.4% of the net assets of the Portfolio as of March 31, 2018.

(c) Security converts to floating rate after the indicated fixed-rate coupon period.
(d) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(e) Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) Amount is less than 0.05%.
(g) For fair value measurement disclosure purposes, security is categorized as Level 3.
(h) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(i) Restricted security. Total market value of restricted securities amounts to $1,519, which represents less than 0.05% of the net assets of the Portfolio as of March 31, 2018.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	96,336

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$—	$58,382,877	$—	$58,382,877
Corporate Bonds	—	44,515,267	—	44,515,267
U.S. Government Agency Mortgage-Backed Securities	—	43,818,502	—	43,818,502
U.S. Government Agencies and Instrumentalities	—	7,969,776	—	7,969,776
Commercial Mortgage-Backed Securities	—	2,974,573	—	2,974,573
Sovereign Government Bonds	—	1,006,208	—	1,006,208
Taxable Municipal Obligations	—	1,017,670	—	1,017,670
Asset-Backed Securities	—	421,555	—	421,555
Floating Rate Loans	—	—	1,519	1,519
Time Deposit	—	910,121	—	910,121
Short Term Investment of Cash Collateral for Securities Loaned	305,910	—	—	305,910
Total Investments	$305,910	$161,016,549	$1,519	$161,323,978

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended March 31, 2018.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.7%
Aerospace & Defense - 1.4%
Curtiss-Wright Corp.	13,126	1,772,929
Esterline Technologies Corp. (a)	7,910	578,617
KLX, Inc. (a)	14,989	1,065,118
Orbital ATK, Inc.	17,271	2,290,307
Teledyne Technologies, Inc. (a)	10,645	1,992,425
		7,699,396

Airlines - 0.4%
JetBlue Airways Corp. (a)	95,983	1,950,375

Auto Components - 0.9%
Cooper Tire & Rubber Co. (b)	15,526	454,912
Dana, Inc.	43,259	1,114,352
Delphi Technologies plc	26,371	1,256,578
Gentex Corp.	81,668	1,879,997
		4,705,839

Automobiles - 0.3%
Thor Industries, Inc.	14,654	1,687,701

Banks - 7.9%
Associated Banc-Corp.	50,982	1,266,903
BancorpSouth Bank	25,144	799,579
Bank of Hawaii Corp. (b)	12,596	1,046,728
Bank of the Ozarks, Inc. (b)	36,339	1,754,083
Cathay General Bancorp	22,756	909,785
Chemical Financial Corp.	21,283	1,163,754
Commerce Bancshares, Inc.	28,134	1,685,508
Cullen/Frost Bankers, Inc.	17,206	1,825,040
East West Bancorp, Inc.	43,237	2,704,042
First Horizon National Corp.	97,210	1,830,464
FNB Corp.	96,688	1,300,454
Fulton Financial Corp.	52,314	928,573
Hancock Holding Co.	25,498	1,318,247
Home BancShares, Inc.	47,360	1,080,282
International Bancshares Corp.	16,230	631,347
MB Financial, Inc.	25,120	1,016,858
PacWest Bancorp	37,432	1,854,007
Pinnacle Financial Partners, Inc.	22,103	1,419,012
Prosperity Bancshares, Inc.	20,795	1,510,341
Signature Bank (a)	16,069	2,280,994
Sterling Bancorp	66,873	1,507,986

Synovus Financial Corp.	35,320	1,763,881
TCF Financial Corp.	50,827	1,159,364
Texas Capital Bancshares, Inc. (a)	14,832	1,333,397
Trustmark Corp.	19,953	621,735
UMB Financial Corp.	13,128	950,336
Umpqua Holdings Corp.	65,956	1,412,118
United Bankshares, Inc. (b)	31,376	1,106,004
Valley National Bancorp (b)	79,098	985,561
Webster Financial Corp.	27,592	1,528,597
Wintrust Financial Corp.	16,656	1,433,249
		42,128,229

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A (a)(b)	2,593	490,207

Biotechnology - 0.3%
United Therapeutics Corp. (a)	12,868	1,445,848

Building Products - 0.4%
Lennox International, Inc.	11,254	2,299,980

Capital Markets - 4.0%
Eaton Vance Corp. (c)	35,733	1,989,256
Evercore, Inc., Class A	12,300	1,072,560
FactSet Research Systems, Inc. (b)	11,614	2,316,064
Federated Investors, Inc., Class B (b)	28,574	954,372
Interactive Brokers Group, Inc., Class A	21,300	1,432,212
Janus Henderson Group plc	53,977	1,786,099
Legg Mason, Inc.	25,159	1,022,713
MarketAxess Holdings, Inc.	11,248	2,445,765
MSCI, Inc.	26,767	4,000,863
SEI Investments Co.	38,849	2,910,179
Stifel Financial Corp.	21,383	1,266,515
		21,196,598

Chemicals - 2.7%
Ashland Global Holdings, Inc.	18,622	1,299,629
Cabot Corp.	18,394	1,024,914
Chemours Co. (The)	55,201	2,688,841
Minerals Technologies, Inc.	10,587	708,800
NewMarket Corp.	2,767	1,111,449
Olin Corp.	49,646	1,508,742
PolyOne Corp.	24,222	1,029,919
RPM International, Inc.	39,975	1,905,608
Scotts Miracle-Gro Co. (The), Class A (b)	11,858	1,016,823
Sensient Technologies Corp.	12,844	906,530
Valvoline, Inc.	59,540	1,317,620
		14,518,875

Commercial Services & Supplies - 2.0%
Brink's Co. (The)	15,126	1,079,240
Clean Harbors, Inc. (a)	15,365	749,966
Copart, Inc. (a)	60,045	3,058,092
Deluxe Corp.	14,300	1,058,343
Healthcare Services Group, Inc.	22,000	956,560
Herman Miller, Inc.	17,660	564,237
HNI Corp.	12,966	467,943
MSA Safety, Inc.	10,184	847,716
Pitney Bowes, Inc.	54,948	598,384
Rollins, Inc.	28,705	1,464,816
Travel Centers of America LLC (a)(d)	60,000	—
		10,845,297

Communications Equipment - 1.0%
ARRIS International plc (a)	51,820	1,376,858
Ciena Corp. (a)	43,028	1,114,425
InterDigital, Inc.	10,379	763,894
NetScout Systems, Inc. (a)	26,085	687,340
Plantronics, Inc.	9,782	590,539
ViaSat, Inc. (a)(b)	16,166	1,062,430
		5,595,486

Construction & Engineering - 1.2%
AECOM (a)	47,183	1,681,130
Dycom Industries, Inc. (a)	9,263	996,977
EMCOR Group, Inc.	17,372	1,353,800
Granite Construction, Inc.	11,938	666,857
KBR, Inc.	42,118	681,890
Valmont Industries, Inc.	6,759	988,842
		6,369,496

Construction Materials - 0.3%
Eagle Materials, Inc.	14,525	1,496,801

Consumer Finance - 0.3%
SLM Corp. (a)	128,989	1,445,967

Containers & Packaging - 1.2%
AptarGroup, Inc.	18,485	1,660,508
Bemis Co., Inc.	27,253	1,186,051
Greif, Inc., Class A	7,865	410,946
Owens-Illinois, Inc. (a)	48,688	1,054,582
Silgan Holdings, Inc.	22,070	614,649
Sonoco Products Co.	29,741	1,442,438
		6,369,174

Distributors - 0.3%
Pool Corp.	12,024	1,758,149

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	18,159	863,460
Graham Holdings Co., Class B	1,371	825,685
Service Corp. International	55,059	2,077,927
Sotheby's (a)	11,195	574,415
		4,341,487

Electric Utilities - 2.0%
ALLETE, Inc.	15,220	1,099,645
Great Plains Energy, Inc.	64,520	2,051,091
Hawaiian Electric Industries, Inc.	32,544	1,118,863
IDACORP, Inc.	15,080	1,331,111
OGE Energy Corp.	59,762	1,958,401
PNM Resources, Inc.	23,868	912,951
Westar Energy, Inc.	42,507	2,235,443
		10,707,505

Electrical Equipment - 0.7%
EnerSys	12,610	874,756
Hubbell, Inc.	16,391	1,996,096
Regal-Beloit Corp.	13,189	967,413
		3,838,265

Electronic Equipment, Instruments & Components - 4.6%
Arrow Electronics, Inc. (a)	26,103	2,010,453
Avnet, Inc.	35,696	1,490,665
Belden, Inc.	12,650	872,091
Cognex Corp.	51,858	2,696,097
Coherent, Inc. (a)	7,369	1,380,951
Jabil, Inc.	52,150	1,498,269
Keysight Technologies, Inc. (a)	56,544	2,962,340
Knowles Corp. (a)	26,145	329,165
Littelfuse, Inc.	7,406	1,541,781
National Instruments Corp.	31,801	1,608,177
SYNNEX Corp.	8,737	1,034,461
Tech Data Corp. (a)	10,382	883,820
Trimble, Inc. (a)	73,884	2,650,958
VeriFone Systems, Inc. (a)	33,624	517,137
Vishay Intertechnology, Inc. (b)	39,475	734,235
Zebra Technologies Corp., Class A (a)	15,915	2,215,209
		24,425,809

Energy Equipment & Services - 1.4%
Core Laboratories NV (b)	13,127	1,420,604
Diamond Offshore Drilling, Inc. (a)(b)	19,400	284,404

Dril-Quip, Inc. (a)	11,328	507,494
Ensco plc, Class A (b)	129,334	567,776
Nabors Industries Ltd.	95,016	664,162
Oceaneering International, Inc.	28,910	535,992
Patterson-UTI Energy, Inc.	66,586	1,165,921
Rowan Companies plc, Class A (a)	34,045	392,879
Superior Energy Services, Inc. (a)	45,052	379,788
Transocean Ltd. (a)(b)	129,745	1,284,476
		7,203,496

Equity Real Estate Investment Trusts (REITs) - 8.1%
Alexander & Baldwin, Inc.	20,129	465,584
American Campus Communities, Inc.	40,880	1,578,786
Camden Property Trust	27,627	2,325,641
CoreCivic, Inc.	35,357	690,169
CoreSite Realty Corp.	10,245	1,027,164
Corporate Office Properties Trust	29,755	768,572
Cousins Properties, Inc.	125,355	1,088,081
CyrusOne, Inc.	28,607	1,464,964
DCT Industrial Trust, Inc.	27,890	1,571,323
Douglas Emmett, Inc.	47,701	1,753,489
Education Realty Trust, Inc.	22,676	742,639
EPR Properties (b)	19,172	1,062,129
First Industrial Realty Trust, Inc.	35,911	1,049,678
GEO Group, Inc. (The)	37,236	762,221
Healthcare Realty Trust, Inc.	37,095	1,027,902
Highwoods Properties, Inc.	30,934	1,355,528
Hospitality Properties Trust	49,157	1,245,638
JBG SMITH Properties	27,980	943,206
Kilroy Realty Corp.	29,411	2,087,005
Lamar Advertising Co., Class A	24,985	1,590,545
LaSalle Hotel Properties (b)	33,881	982,888
Liberty Property Trust	44,053	1,750,226
Life Storage, Inc.	13,914	1,162,097
Mack-Cali Realty Corp.	26,485	442,564
Medical Properties Trust, Inc. (b)	108,926	1,416,038
National Retail Properties, Inc.	45,516	1,786,958
Omega Healthcare Investors, Inc. (b)	58,895	1,592,521
PotlatchDeltic Corp.	17,953	934,454
Quality Care Properties, Inc. (a)	27,800	540,154
Rayonier, Inc.	38,552	1,356,259
Sabra Health Care REIT, Inc. (b)	53,352	941,663
Senior Housing Properties Trust	71,085	1,113,191
Tanger Factory Outlet Centers, Inc. (b)	28,376	624,272
Taubman Centers, Inc. (b)	18,162	1,033,599
Uniti Group, Inc. (a)(b)	49,418	803,042
Urban Edge Properties (b)	31,166	665,394

Washington Prime Group, Inc. (b)	54,635	364,415
Weingarten Realty Investors	35,786	1,004,871
		43,114,870

Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	11,174	1,226,570
Sprouts Farmers Market, Inc. (a)	37,045	869,446
United Natural Foods, Inc. (a)	15,211	653,160
		2,749,176

Food Products - 2.1%
Flowers Foods, Inc.	55,099	1,204,464
Hain Celestial Group, Inc. (The) (a)(b)	30,957	992,791
Ingredion, Inc.	21,451	2,765,463
Lamb Weston Holdings, Inc.	43,501	2,532,628
Lancaster Colony Corp.	5,741	706,947
Post Holdings, Inc. (a)(b)	19,516	1,478,532
Sanderson Farms, Inc.	6,000	714,120
Tootsie Roll Industries, Inc. (b)	5,810	171,111
TreeHouse Foods, Inc. (a)(b)	17,039	652,083
		11,218,139

Gas Utilities - 2.0%
Atmos Energy Corp.	33,173	2,794,493
National Fuel Gas Co. (b)	25,561	1,315,113
New Jersey Resources Corp.	25,867	1,037,267
ONE Gas, Inc.	15,695	1,036,184
Southwest Gas Holdings, Inc.	14,232	962,510
UGI Corp.	51,807	2,301,267
WGL Holdings, Inc.	15,327	1,282,104
		10,728,938

Health Care Equipment & Supplies - 3.8%
ABIOMED, Inc. (a)	12,554	3,653,088
Cantel Medical Corp.	10,575	1,178,161
Globus Medical, Inc., Class A (a)	21,699	1,081,044
Halyard Health, Inc. (a)	13,758	633,969
Hill-Rom Holdings, Inc.	19,741	1,717,467
ICU Medical, Inc. (a)	4,493	1,134,033
LivaNova plc (a)	12,993	1,149,881
Masimo Corp. (a)	14,138	1,243,437
NuVasive, Inc. (a)	15,161	791,556
STERIS plc	25,251	2,357,433
Teleflex, Inc.	13,461	3,432,286
West Pharmaceutical Services, Inc.	22,174	1,957,742
		20,330,097

Health Care Providers & Services - 1.8%

Acadia Healthcare Co., Inc. (a)(b)	24,475	958,931
Encompass Health Corp.	29,404	1,681,027
LifePoint Health, Inc. (a)	11,600	545,200
Mednax, Inc. (a)	28,037	1,559,698
Molina Healthcare, Inc. (a)(b)	13,687	1,111,111
Patterson Cos., Inc.	24,269	539,500
Tenet Healthcare Corp. (a)	24,149	585,613
WellCare Health Plans, Inc. (a)	13,315	2,578,183
		9,559,263

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	53,213	657,181
Medidata Solutions, Inc. (a)	17,530	1,101,059
		1,758,240

Hotels, Restaurants & Leisure - 2.8%
Boyd Gaming Corp.	24,300	774,198
Brinker International, Inc. (b)	13,800	498,180
Cheesecake Factory, Inc. (The)	12,746	614,612
Churchill Downs, Inc.	3,408	831,722
Cracker Barrel Old Country Store, Inc. (b)	7,195	1,145,444
Domino's Pizza, Inc.	13,015	3,039,783
Dunkin' Brands Group, Inc. (b)	24,480	1,461,211
ILG, Inc.	31,815	989,765
International Speedway Corp., Class A	7,464	329,162
Jack in the Box, Inc.	8,817	752,355
Papa John's International, Inc. (b)	7,286	417,488
Scientific Games Corp., Class A (a)	15,800	657,280
Six Flags Entertainment Corp.	23,325	1,452,215
Texas Roadhouse, Inc.	19,575	1,131,044
Wendy's Co. (The)	53,437	937,819
		15,032,278

Household Durables - 1.5%
Helen of Troy Ltd. (a)	8,158	709,746
KB Home	25,197	716,855
NVR, Inc. (a)	1,018	2,850,400
Tempur Sealy International, Inc. (a)(b)	13,797	624,866
Toll Brothers, Inc.	42,548	1,840,201
TRI Pointe Group, Inc. (a)	45,348	745,068
Tupperware Brands Corp.	15,180	734,408
		8,221,544

Household Products - 0.2%
Energizer Holdings, Inc. (b)	17,763	1,058,320

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	18,388	1,919,891

Insurance - 4.4%
Alleghany Corp.	4,580	2,814,135
American Financial Group, Inc.	20,573	2,308,702
Aspen Insurance Holdings Ltd.	17,951	805,102
Brown & Brown, Inc.	68,076	1,731,854
CNO Financial Group, Inc.	49,663	1,076,197
First American Financial Corp.	33,001	1,936,499
Genworth Financial, Inc., Class A (a)	146,928	415,806
Hanover Insurance Group, Inc. (The)	12,770	1,505,455
Kemper Corp.	14,665	835,905
Mercury General Corp.	10,757	493,424
Old Republic International Corp.	74,547	1,599,033
Primerica, Inc.	13,245	1,279,467
Reinsurance Group of America, Inc.	19,269	2,967,426
RenaissanceRe Holdings Ltd.	11,911	1,649,793
WR Berkley Corp.	28,709	2,087,144
		23,505,942

Internet Software & Services - 0.7%
Cars.com, Inc. (a)(b)	21,050	596,347
j2 Global, Inc.	14,611	1,153,100
LogMeIn, Inc.	15,604	1,803,042
		3,552,489

IT Services - 3.8%
Acxiom Corp. (a)	23,823	541,020
Broadridge Financial Solutions, Inc.	34,716	3,807,998
Convergys Corp.	27,846	629,877
CoreLogic, Inc. (a)	24,250	1,096,827
DST Systems, Inc.	17,639	1,475,502
Jack Henry & Associates, Inc.	23,110	2,795,154
Leidos Holdings, Inc.	42,590	2,785,386
MAXIMUS, Inc.	19,398	1,294,623
Sabre Corp. (b)	67,146	1,440,282
Science Applications International Corp.	12,727	1,002,888
Teradata Corp. (a)	36,220	1,436,847
WEX, Inc. (a)	11,956	1,872,549
		20,178,953

Leisure Products - 0.7%
Brunswick Corp.	26,249	1,558,928
Polaris Industries, Inc. (b)	17,400	1,992,648
		3,551,576

Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc., Class A (a)	6,027	1,507,232
Bio-Techne Corp.	11,172	1,687,419

Charles River Laboratories International, Inc. (a)	14,115	1,506,635
Syneos Health, Inc. (a)	16,776	595,548
		5,296,834

Machinery - 4.9%
AGCO Corp.	19,759	1,281,371
Crane Co.	15,136	1,403,713
Donaldson Co., Inc.	38,886	1,751,814
Graco, Inc.	50,337	2,301,408
IDEX Corp.	22,835	3,254,216
ITT, Inc.	26,189	1,282,737
Kennametal, Inc.	24,106	968,097
Lincoln Electric Holdings, Inc.	18,508	1,664,795
Nordson Corp.	15,200	2,072,368
Oshkosh Corp.	22,382	1,729,457
Terex Corp.	22,900	856,689
Timken Co. (The)	20,526	935,986
Toro Co. (The)	31,901	1,992,217
Trinity Industries, Inc.	44,885	1,464,597
Wabtec Corp. (b)	25,597	2,083,596
Woodward, Inc.	16,536	1,184,970
		26,228,031

Marine - 0.2%
Kirby Corp. (a)	16,161	1,243,589

Media - 1.5%
AMC Networks, Inc., Class A (a)(b)	14,654	757,612
Cable One, Inc.	1,405	965,389
Cinemark Holdings, Inc. (b)	31,704	1,194,290
John Wiley & Sons, Inc., Class A	13,214	841,732
Live Nation Entertainment, Inc. (a)	40,345	1,700,138
Meredith Corp. (b)	11,818	635,808
New York Times Co., (The), Class A (b)	37,668	907,799
TEGNA, Inc.	64,254	731,853
		7,734,621

Metals & Mining - 2.2%
Allegheny Technologies, Inc. (a)(b)	37,676	892,168
Carpenter Technology Corp.	13,773	607,665
Commercial Metals Co.	34,710	710,166
Compass Minerals International, Inc. (b)	9,963	600,769
Reliance Steel & Aluminum Co.	21,810	1,869,989
Royal Gold, Inc. (b)	19,553	1,679,016
Steel Dynamics, Inc.	70,255	3,106,676
United States Steel Corp. (b)	52,267	1,839,276
Worthington Industries, Inc.	13,014	558,561
		11,864,286

Multi-Utilities - 0.9%
Black Hills Corp. (b)	15,999	868,746
MDU Resources Group, Inc.	58,445	1,645,811
NorthWestern Corp.	14,524	781,391
Vectren Corp.	24,824	1,586,750
		4,882,698

Multiline Retail - 0.2%
Big Lots, Inc.	12,708	553,179
Dillard's, Inc., Class A (b)	6,118	491,520
		1,044,699

Oil, Gas & Consumable Fuels - 2.8%
Callon Petroleum Co. (a)(b)	60,241	797,591
Chesapeake Energy Corp. (a)(b)	270,592	817,188
CNX Resources Corp. (a)	59,932	924,751
Energen Corp. (a)	29,047	1,825,894
Gulfport Energy Corp. (a)	49,307	475,813
HollyFrontier Corp.	53,073	2,593,147
Matador Resources Co. (a)(b)	29,300	876,363
Murphy Oil Corp. (b)	48,415	1,251,044
PBF Energy, Inc., Class A	32,867	1,114,191
QEP Resources, Inc. (a)	70,632	691,487
SM Energy Co.	30,671	552,998
Southwestern Energy Co. (a)	151,382	655,484
World Fuel Services Corp.	20,615	506,098
WPX Energy, Inc. (a)	118,983	1,758,569
		14,840,618

Paper & Forest Products - 0.4%
Domtar Corp.	18,767	798,348
Louisiana-Pacific Corp.	43,388	1,248,273
		2,046,621

Personal Products - 0.4%
Edgewell Personal Care Co. (a)	16,070	784,537
Nu Skin Enterprises, Inc., Class A	14,864	1,095,626
		1,880,163

Pharmaceuticals - 0.6%
Akorn, Inc. (a)	28,073	525,246
Catalent, Inc. (a)	39,770	1,632,956
Endo International plc (a)	60,218	357,695
Mallinckrodt plc (a)(b)	25,698	372,107
Prestige Brands Holdings, Inc. (a)(b)	15,881	535,507
		3,423,511

Professional Services - 0.7%
Dun & Bradstreet Corp. (The)	11,041	1,291,797
Manpowergroup, Inc.	19,690	2,266,319
		3,558,116

Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	13,552	2,366,721

Road & Rail - 1.9%
Avis Budget Group, Inc. (a)(b)	21,444	1,004,437
Genesee & Wyoming, Inc., Class A (a)	18,411	1,303,315
Knight-Swift Transportation Holdings, Inc.	38,248	1,759,790
Landstar System, Inc.	12,546	1,375,669
Old Dominion Freight Line, Inc.	20,348	2,990,546
Ryder System, Inc.	15,843	1,153,212
Werner Enterprises, Inc.	13,629	497,458
		10,084,427

Semiconductors & Semiconductor Equipment - 3.3%
Cirrus Logic, Inc. (a)	18,858	766,201
Cree, Inc. (a)(b)	29,219	1,177,818
Cypress Semiconductor Corp. (b)	105,645	1,791,739
First Solar, Inc. (a)	24,405	1,732,267
Integrated Device Technology, Inc. (a)	39,384	1,203,575
Microsemi Corp. (a)	35,201	2,278,209
MKS Instruments, Inc.	16,200	1,873,530
Monolithic Power Systems, Inc.	11,535	1,335,407
Silicon Laboratories, Inc. (a)	12,749	1,146,135
Synaptics, Inc. (a)	10,266	469,464
Teradyne, Inc.	58,158	2,658,402
Versum Materials, Inc.	32,600	1,226,738
		17,659,485

Software - 3.2%
ACI Worldwide, Inc. (a)	34,493	818,174
Blackbaud, Inc.	14,401	1,466,166
CDK Global, Inc.	37,642	2,384,244
Commvault Systems, Inc. (a)	12,439	711,511
Fair Isaac Corp.	8,977	1,520,434
Fortinet, Inc. (a)	43,004	2,304,154
Manhattan Associates, Inc. (a)	20,228	847,149
PTC, Inc. (a)	34,570	2,696,806
Tyler Technologies, Inc. (a)	10,490	2,212,970
Ultimate Software Group, Inc. (The) (a)(b)	8,644	2,106,543
		17,068,151

Specialty Retail - 1.9%
Aaron's, Inc.	18,353	855,250

American Eagle Outfitters, Inc.	50,398	1,004,432
AutoNation, Inc. (a)(b)	17,762	830,906
Bed Bath & Beyond, Inc.	42,382	889,598
Dick's Sporting Goods, Inc.	24,754	867,628
GameStop Corp., Class A (b)	30,031	378,991
Michaels Cos., Inc. (The) (a)	33,027	650,962
Murphy USA, Inc. (a)	9,373	682,354
Office Depot, Inc.	154,605	332,401
Sally Beauty Holdings, Inc. (a)(b)	37,231	612,450
Signet Jewelers Ltd.	17,993	693,090
Urban Outfitters, Inc. (a)	23,839	881,090
Williams-Sonoma, Inc.	23,265	1,227,462
		9,906,614

Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	34,103	395,254
Diebold Nixdorf, Inc. (b)	22,240	342,496
NCR Corp. (a)	35,236	1,110,638
		1,848,388

Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	14,166	1,474,681
Deckers Outdoor Corp. (a)	9,415	847,632
Skechers U.S.A., Inc., Class A (a)	40,456	1,573,334
		3,895,647

Thrifts & Mortgage Finance - 0.7%
LendingTree, Inc. (a)(b)	2,300	754,745
New York Community Bancorp, Inc.	146,350	1,906,941
Washington Federal, Inc.	25,702	889,289
		3,550,975

Trading Companies & Distributors - 0.8%
GATX Corp.	11,309	774,554
MSC Industrial Direct Co., Inc., Class A	13,327	1,222,219
NOW, Inc. (a)	31,682	323,790
Watsco, Inc.	9,525	1,723,739
		4,044,302

Water Utilities - 0.3%
Aqua America, Inc.	53,148	1,810,221

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	27,489	770,517

Total Common Stocks (Cost $407,271,660)		516,048,931

EXCHANGE-TRADED FUNDS - 0.8%
SPDR S&P MidCap 400 ETF Trust (b)	12,000	4,100,760

Total Exchange-Traded Funds (Cost $3,985,539)		4,100,760

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills, 1.80%, 10/11/18 (e)	1,500,000	1,485,240

Total U.S. Treasury Obligations (Cost $1,485,525)		1,485,240

TIME DEPOSIT - 2.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	11,652,693	11,652,693

Total Time Deposit (Cost $11,652,693)		11,652,693

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio	19,837,302	19,837,302

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $19,837,302)		19,837,302

TOTAL INVESTMENTS (Cost $444,232,719) - 103.7%		553,124,926
Other assets and liabilities, net - (3.7%)		(19,807,530)
NET ASSETS - 100.0%		533,317,396

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $53,476,102 and the total market value of the collateral received by the Portfolio was $54,019,921, including cash collateral of $19,837,302 and non-cash U.S. Government and/or agency securities collateral of $34,182,619.

(c) Represents an investment in an affiliate effective December 31, 2016 due to the issuer's affiliation with the Portfolio's investment adviser.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3.
(e) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P MidCap 400 Index	74	Jun-18	$13,934,940	($502,660)

At March 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2018, the Portfolio used futures contracts to provide equity market exposure for uncommitted cash balances.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $502,660.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2018, the value of the Portfolio’s investment in affiliated companies was $1,989,256, which represents 0.37% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended March 31, 2018 were as follows:

Name of Affiliated Company	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Eaton Vance Corp.	35,345	388	—	35,733	$1,989,256	$10,957	$—	$—	($26,007)
TOTALS					$1,989,256	$10,957	$—	$—	($26,007)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$516,048,931	(2)	$—	$—	$516,048,931
Exchange-Traded Funds	4,100,760		—	—	4,100,760
U.S. Treasury Obligations	—		1,485,240	—	1,485,240
Time Deposit	—		11,652,693	—	11,652,693
Short Term Investment of Cash Collateral for Securities Loaned	19,837,302		—	—	19,837,302
Total Investments	$539,986,993		$13,137,933	$—	$553,124,926

Liabilities
Futures Contracts(3)	$(502,660)		$—	$—	$(502,660)
(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended March 31, 2018.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.5%
Aerospace & Defense - 1.4%
AAR Corp.	2,738	120,773
Aerojet Rocketdyne Holdings, Inc. (a)	6,071	169,806
Aerovironment, Inc. (a)	1,707	77,686
Astronics Corp. (a)	1,883	70,236
Axon Enterprise, Inc. (a)(b)	4,509	177,249
Cubic Corp.	2,177	138,457
Curtiss-Wright Corp.	3,735	504,486
Ducommun, Inc. (a)	914	27,767
Engility Holdings, Inc. (a)	1,480	36,112
Esterline Technologies Corp. (a)	2,299	168,172
KeyW Holding Corp. (The) (a)	3,749	29,467
KLX, Inc. (a)	4,258	302,574
Kratos Defense & Security Solutions, Inc. (a)(b)	7,415	76,300
Mercury Systems, Inc. (a)	4,114	198,788
Moog, Inc., Class A (a)	2,761	227,534
National Presto Industries, Inc. (b)	420	39,375
Sparton Corp. (a)	882	15,356
Triumph Group, Inc.	4,259	107,327
Vectrus, Inc. (a)	813	30,276
Wesco Aircraft Holdings, Inc. (a)	4,699	48,165
		2,565,906

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	5,010	116,833
Atlas Air Worldwide Holdings, Inc. (a)	1,930	116,668
Echo Global Logistics, Inc. (a)	2,286	63,094
Forward Air Corp.	2,636	139,339
Hub Group, Inc., Class A (a)	2,896	121,197
Radiant Logistics, Inc. (a)	2,087	8,077
		565,208

Airlines - 0.3%
Allegiant Travel Co. (b)	1,085	187,216
Hawaiian Holdings, Inc.	4,284	165,791
SkyWest, Inc.	4,287	233,213
		586,220

Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	8,328	126,752
Cooper Tire & Rubber Co. (b)	4,543	133,110
Cooper-Standard Holding, Inc. (a)	1,470	180,531
Dana, Inc.	12,507	322,180

Dorman Products, Inc. (a)	2,276	150,694
Fox Factory Holding Corp. (a)	3,076	107,352
Gentherm, Inc. (a)	3,149	106,909
Horizon Global Corp. (a)(b)	2,240	18,458
LCI Industries	2,128	221,631
Modine Manufacturing Co. (a)	4,047	85,594
Motorcar Parts of America, Inc. (a)(b)	1,400	30,002
Shiloh Industries, Inc. (a)	764	6,647
Standard Motor Products, Inc.	1,855	88,242
Stoneridge, Inc. (a)	2,174	60,002
Superior Industries International, Inc.	1,957	26,028
Tenneco, Inc.	4,438	243,513
Tower International, Inc.	1,846	51,227
VOXX International Corp. (a)	1,760	8,712
		1,967,584

Automobiles - 0.1%
Winnebago Industries, Inc.	2,766	104,002

Banks - 9.7%
1st Source Corp.	1,262	63,882
Access National Corp.	1,047	29,871
ACNB Corp.	464	13,572
Allegiance Bancshares, Inc. (a)	856	33,512
American National Bankshares, Inc.	705	26,508
Ameris Bancorp	3,188	168,645
Ames National Corp.	756	20,790
Arrow Financial Corp.	1,063	36,089
Atlantic Capital Bancshares, Inc. (a)	1,833	33,177
Banc of California, Inc.	3,886	75,000
BancFirst Corp.	1,474	78,269
Banco Latinoamericano de Comercio Exterior S.A.	2,614	74,499
Bancorp, Inc. (The) (a)	4,384	47,347
BancorpSouth Bank	7,190	228,642
Bank of Commerce Holdings	1,360	15,844
Bank of Marin Bancorp	545	37,578
Bank of NT Butterfield & Son Ltd. (The)	4,723	211,968
Bankwell Financial Group, Inc.	446	14,397
Banner Corp.	2,893	160,533
Bar Harbor Bankshares	1,146	31,767
BCB Bancorp, Inc.	832	13,021
Berkshire Hills Bancorp, Inc.	3,404	129,182
Blue Hills Bancorp, Inc.	1,921	40,053
Boston Private Financial Holdings, Inc.	7,071	106,419
Bridge Bancorp, Inc.	1,543	51,768
Brookline Bancorp, Inc.	6,592	106,790
Bryn Mawr Bank Corp.	1,427	62,717
Byline Bancorp, Inc. (a)	1,418	32,515

C&F Financial Corp.	251	13,203
Cadence BanCorp	2,453	66,795
Camden National Corp.	1,318	58,651
Capital City Bank Group, Inc.	1,232	30,492
Capstar Financial Holdings, Inc. (a)	756	14,235
Carolina Financial Corp.	1,663	65,323
Cathay General Bancorp	6,414	256,432
CBTX, Inc. (b)	240	7,066
CenterState Bank Corp.	5,310	140,874
Central Pacific Financial Corp.	2,617	74,480
Central Valley Community Bancorp	682	13,340
Century Bancorp, Inc., Class A	277	21,994
Chemical Financial Corp.	6,065	331,634
Chemung Financial Corp.	245	11,385
Citizens & Northern Corp.	1,125	25,976
City Holding Co.	1,332	91,322
Civista Bancshares, Inc.	871	19,911
CNB Financial Corp.	1,282	37,293
CoBiz Financial, Inc.	2,995	58,702
Codorus Valley Bancorp, Inc.	662	18,615
Columbia Banking System, Inc.	6,238	261,684
Community Bank System, Inc.	4,148	222,167
Community Bankers Trust Corp. (a)	1,884	16,956
Community Financial Corp. (The)	347	12,915
Community Trust Bancorp, Inc.	1,316	59,483
ConnectOne Bancorp, Inc.	2,307	66,442
County Bancorp, Inc.	375	10,954
Customers Bancorp, Inc. (a)	2,287	66,666
CVB Financial Corp.	8,737	197,806
DNB Financial Corp.	272	9,697
Eagle Bancorp, Inc. (a)	2,641	158,064
Enterprise Bancorp, Inc.	790	27,879
Enterprise Financial Services Corp.	1,978	92,768
Equity Bancshares, Inc., Class A (a)	935	36,615
Evans Bancorp, Inc.	406	18,372
Farmers & Merchants Bancorp, Inc. (b)	778	31,408
Farmers Capital Bank Corp.	578	23,091
Farmers National Banc Corp.	1,937	26,827
FB Financial Corp. (a)	1,109	45,014
FCB Financial Holdings, Inc., Class A (a)	3,091	157,950
Fidelity Southern Corp.	1,909	44,041
Financial Institutions, Inc.	1,134	33,566
First Bancorp / Southern Pines N.C.	2,504	89,268
First Bancorp, Inc. / ME	691	19,334
First BanCorp. / Puerto Rico (a)	16,374	98,572
First Bancshares, Inc. (The)	746	24,059
First Busey Corp.	3,274	97,303

First Business Financial Services, Inc.	708	17,813
First Citizens BancShares, Inc., Class A	635	262,407
First Commonwealth Financial Corp.	8,496	120,049
First Community Bancshares, Inc. / VA	1,464	43,700
First Connecticut Bancorp, Inc.	1,089	27,878
First Financial Bancorp	5,410	158,784
First Financial Bankshares, Inc. (b)	5,513	255,252
First Financial Corp. / IN	780	32,448
First Financial Northwest, Inc.	708	11,859
First Foundation, Inc. (a)	2,486	46,090
First Guaranty Bancshares, Inc.	375	9,746
First Internet Bancorp	680	25,160
First Interstate BancSystem, Inc., Class A	2,122	83,925
First Merchants Corp.	3,519	146,742
First Mid-Illinois Bancshares, Inc.	882	32,149
First Midwest Bancorp, Inc.	8,833	217,203
First Northwest Bancorp (a)	864	14,593
First of Long Island Corp. (The)	2,051	56,300
Flushing Financial Corp.	2,270	61,199
FNB Bancorp	466	17,144
Franklin Financial Network, Inc. (a)	950	30,970
Fulton Financial Corp.	14,857	263,712
German American Bancorp, Inc.	1,728	57,629
Glacier Bancorp, Inc. (b)	6,584	252,694
Great Southern Bancorp, Inc.	940	46,953
Great Western Bancorp, Inc.	5,101	205,417
Green Bancorp, Inc. (a)	2,056	45,746
Guaranty Bancorp	2,062	58,458
Guaranty Bancshares, Inc.	666	22,184
Hancock Holding Co.	7,187	371,568
Hanmi Financial Corp.	2,767	85,085
HarborOne Bancorp, Inc. (a)	1,232	21,757
Heartland Financial USA, Inc.	2,156	114,376
Heritage Commerce Corp.	3,178	52,373
Heritage Financial Corp.	2,334	71,420
Hilltop Holdings, Inc.	6,480	152,021
Home BancShares, Inc.	13,480	307,479
HomeTrust Bancshares, Inc. (a)	1,500	39,075
Hope Bancorp, Inc.	11,083	201,600
Horizon Bancorp	1,870	56,119
Howard Bancorp, Inc. (a)	773	15,305
IBERIABANK Corp.	4,301	335,478
Independent Bank Corp.	1,586	36,319
Independent Bank Corp. / Rockland	2,235	159,914
Independent Bank Group, Inc.	1,681	118,847
International Bancshares Corp.	4,729	183,958
Investar Holding Corp.	717	18,534

Investors Bancorp, Inc.	22,125	301,785
Lakeland Bancorp, Inc.	3,940	78,209
Lakeland Financial Corp.	2,121	98,054
LCNB Corp.	686	13,034
LegacyTexas Financial Group, Inc.	4,150	177,703
Live Oak Bancshares, Inc.	1,938	53,876
Macatawa Bank Corp.	2,061	21,166
MainSource Financial Group, Inc.	2,169	88,170
MB Financial, Inc.	6,935	280,729
MBT Financial Corp.	1,386	14,900
Mercantile Bank Corp.	1,239	41,197
Metropolitan Bank Holding Corp. (a)	300	12,633
Middlefield Banc Corp.	230	11,293
Midland States Bancorp, Inc.	1,164	36,736
MidSouth Bancorp, Inc.	780	9,867
MidWestOne Financial Group, Inc.	980	32,624
MutualFirst Financial, Inc.	424	15,370
National Bank Holdings Corp., Class A	2,041	67,863
National Bankshares, Inc.	531	23,922
National Commerce Corp. (a)	924	40,240
NBT Bancorp, Inc.	3,663	129,963
Nicolet Bankshares, Inc. (a)	785	43,230
Northeast Bancorp	637	13,059
Northrim BanCorp, Inc.	525	18,139
Norwood Financial Corp. (b)	502	15,105
OFG Bancorp	3,440	35,948
Ohio Valley Banc Corp.	358	14,982
Old Line Bancshares, Inc.	652	21,516
Old National Bancorp	11,477	193,961
Old Point Financial Corp.	318	8,389
Old Second Bancorp, Inc.	2,274	31,609
Opus Bank	1,820	50,960
Orrstown Financial Services, Inc.	576	13,910
Pacific Mercantile Bancorp (a)	1,193	11,393
Pacific Premier Bancorp, Inc. (a)	3,441	138,328
Park National Corp.	1,149	119,220
Parke Bancorp, Inc.	502	10,442
Peapack Gladstone Financial Corp.	1,336	44,609
Penns Woods Bancorp, Inc.	415	17,559
People's Utah Bancorp	1,012	32,688
Peoples Bancorp of North Carolina, Inc.	408	12,534
Peoples Bancorp, Inc.	1,418	50,268
Peoples Financial Services Corp.	676	30,859
Preferred Bank / Los Angeles	1,057	67,859
Premier Financial Bancorp, Inc.	729	13,567
QCR Holdings, Inc.	901	40,410
RBB Bancorp	689	18,169

Reliant Bancorp, Inc.	609	13,879
Renasant Corp.	3,792	161,388
Republic Bancorp, Inc., Class A	907	34,738
Republic First Bancorp, Inc. (a)	4,071	35,418
S&T Bancorp, Inc.	2,878	114,947
Sandy Spring Bancorp, Inc.	2,646	102,559
Seacoast Banking Corp. of Florida (a)	3,509	92,883
ServisFirst Bancshares, Inc.	3,980	162,464
Shore Bancshares, Inc.	977	18,426
Sierra Bancorp	987	26,294
Simmons First National Corp., Class A	6,918	196,817
SmartFinancial, Inc. (a)	629	14,819
South State Corp.	3,090	263,577
Southern First Bancshares, Inc. (a)	447	19,892
Southern National Bancorp of Virginia, Inc.	1,573	24,916
Southside Bancshares, Inc.	2,275	79,034
State Bank Financial Corp.	3,294	98,853
Sterling Bancorp	18,188	410,139
Stock Yards Bancorp, Inc.	1,843	64,689
Summit Financial Group, Inc.	649	16,232
Texas Capital Bancshares, Inc. (a)	4,248	381,895
Tompkins Financial Corp.	1,253	94,927
TowneBank	5,463	156,242
TriCo Bancshares	1,576	58,659
TriState Capital Holdings, Inc. (a)	1,979	46,012
Triumph Bancorp, Inc. (a)	1,493	61,512
Trustmark Corp.	5,825	181,507
Two River Bancorp (b)	632	11,408
UMB Financial Corp.	3,878	280,728
Umpqua Holdings Corp.	18,851	403,600
Union Bankshares Corp.	4,773	175,217
Union Bankshares, Inc.	303	15,392
United Bankshares, Inc. (b)	8,564	301,881
United Community Banks, Inc.	6,061	191,831
United Security Bancshares	1,143	12,287
Unity Bancorp, Inc.	677	14,894
Univest Corp. of Pennsylvania	2,279	63,128
Valley National Bancorp (b)	21,824	271,927
Veritex Holdings, Inc. (a)	1,378	38,129
Washington Trust Bancorp, Inc.	1,232	66,220
WesBanco, Inc.	3,697	156,383
West BanCorp., Inc.	1,387	35,507
Westamerica BanCorp. (b)	2,132	123,827
Wintrust Financial Corp.	4,721	406,242
		18,335,777

Beverages - 0.2%

Boston Beer Company, Inc. (The), Class A (a)	712	134,603
Castle Brands, Inc. (a)(b)	7,620	9,449
Coca-Cola Bottling Co. Consolidated	413	71,313
Craft Brew Alliance, Inc. (a)	855	15,903
MGP Ingredients, Inc.	1,083	97,026
National Beverage Corp. (b)	989	88,041
Primo Water Corp. (a)	1,645	19,263
		435,598

Biotechnology - 6.1%
Abeona Therapeutics, Inc. (a)	2,125	30,494
Acceleron Pharma, Inc. (a)(b)	3,252	127,153
Achaogen, Inc. (a)(b)	2,546	32,971
Achillion Pharmaceuticals, Inc. (a)	10,118	37,538
Acorda Therapeutics, Inc. (a)	3,713	87,812
Adamas Pharmaceuticals, Inc. (a)(b)	1,301	31,094
Aduro Biotech, Inc. (a)	3,574	33,238
Advaxis, Inc. (a)(b)	3,095	5,231
Agenus, Inc. (a)(b)	5,577	26,268
Aileron Therapeutics, Inc. (a)(b)	430	3,496
Aimmune Therapeutics, Inc. (a)	3,089	98,323
Akebia Therapeutics, Inc. (a)	3,813	36,338
Alder Biopharmaceuticals, Inc. (a)(b)	5,401	68,593
Allena Pharmaceuticals, Inc. (a)	460	5,069
AMAG Pharmaceuticals, Inc. (a)	3,012	60,692
Amicus Therapeutics, Inc. (a)(b)	15,657	235,481
AnaptysBio, Inc. (a)	1,508	156,953
Anavex Life Sciences Corp. (a)(b)	2,544	7,021
Apellis Pharmaceuticals, Inc. (a)	920	20,341
Ardelyx, Inc. (a)	2,393	12,085
Arena Pharmaceuticals, Inc. (a)	4,080	161,160
ARMO BioSciences, Inc. (a)(b)	578	21,623
Array BioPharma, Inc. (a)	17,253	281,569
Arsanis, Inc. (a)	392	8,973
Asterias Biotherapeutics, Inc. (a)(b)	815	1,182
Atara Biotherapeutics, Inc. (a)(b)	2,778	108,342
Athenex, Inc. (a)(b)	594	10,104
Athersys, Inc. (a)(b)	5,933	10,857
Audentes Therapeutics, Inc. (a)(b)	1,694	50,905
Avexis, Inc. (a)	2,362	291,896
Axovant Sciences Ltd. (a)(b)	2,625	3,491
Bellicum Pharmaceuticals, Inc. (a)(b)	2,385	15,646
BioCryst Pharmaceuticals, Inc. (a)(b)	8,297	39,577
Biohaven Pharmaceutical Holding Co., Ltd. (a)(b)	2,682	69,088
BioSpecifics Technologies Corp. (a)	496	21,993
BioTime, Inc. (a)(b)	6,005	16,153
Bluebird Bio, Inc. (a)(b)	4,148	708,271

Blueprint Medicines Corp. (a)	3,592	329,386
Calithera Biosciences, Inc. (a)	2,688	16,934
Calyxt, Inc. (a)	700	9,184
Cara Therapeutics, Inc. (a)(b)	2,345	29,031
Catalyst Pharmaceuticals, Inc. (a)	6,280	15,009
Celcuity, Inc. (a)	240	3,955
Celldex Therapeutics, Inc. (a)(b)	10,350	24,116
ChemoCentryx, Inc. (a)	2,120	28,832
Chimerix, Inc. (a)	3,539	18,403
Clovis Oncology, Inc. (a)(b)	3,725	196,680
Coherus Biosciences, Inc. (a)(b)	3,367	37,205
Conatus Pharmaceuticals, Inc. (a)	2,246	13,184
Concert Pharmaceuticals, Inc. (a)	1,527	34,968
Corbus Pharmaceuticals Holdings, Inc. (a)	3,888	23,717
Corvus Pharmaceuticals, Inc. (a)	259	2,986
Cue Biopharma, Inc. (a)	752	10,566
Curis, Inc. (a)	8,583	5,607
Cytokinetics, Inc. (a)	3,647	26,258
CytomX Therapeutics, Inc. (a)	2,550	72,548
Deciphera Pharmaceuticals, Inc. (a)(b)	700	14,028
Denali Therapeutics, Inc. (a)(b)	1,362	26,818
Dynavax Technologies Corp. (a)	5,186	102,942
Eagle Pharmaceuticals, Inc. (a)(b)	747	39,359
Edge Therapeutics, Inc. (a)(b)	1,743	2,057
Editas Medicine, Inc. (a)(b)	2,967	98,356
Emergent BioSolutions, Inc. (a)	2,888	152,053
Enanta Pharmaceuticals, Inc. (a)	1,235	99,924
Epizyme, Inc. (a)(b)	4,180	74,195
Esperion Therapeutics, Inc. (a)(b)	1,445	104,517
Exact Sciences Corp. (a)(b)	10,005	403,502
Fate Therapeutics, Inc. (a)(b)	4,100	40,016
FibroGen, Inc. (a)	5,957	275,213
Five Prime Therapeutics, Inc. (a)	2,330	40,029
Flexion Therapeutics, Inc. (a)(b)	2,654	59,476
Fortress Biotech, Inc. (a)	2,656	12,085
Foundation Medicine, Inc. (a)	1,258	99,068
G1 Therapeutics, Inc. (a)	1,140	42,237
Genocea Biosciences, Inc. (a)(b)	2,514	2,640
Genomic Health, Inc. (a)	1,734	54,257
Geron Corp. (a)(b)	13,372	56,831
Global Blood Therapeutics, Inc. (a)(b)	3,241	156,540
Halozyme Therapeutics, Inc. (a)(b)	10,168	199,191
Heron Therapeutics, Inc. (a)(b)	4,585	126,546
Idera Pharmaceuticals, Inc. (a)	11,986	22,054
Immune Design Corp. (a)	874	2,884
ImmunoGen, Inc. (a)(b)	7,913	83,245
Immunomedics, Inc. (a)(b)	8,714	127,312

Inovio Pharmaceuticals, Inc. (a)(b)	6,941	32,692
Insmed, Inc. (a)(b)	6,347	142,934
Insys Therapeutics, Inc. (a)(b)	1,760	10,630
Intellia Therapeutics, Inc. (a)	1,245	26,257
Invitae Corp. (a)(b)	3,417	16,026
Iovance Biotherapeutics, Inc. (a)	6,223	105,169
Ironwood Pharmaceuticals, Inc. (a)	11,821	182,398
Jounce Therapeutics, Inc. (a)(b)	1,233	27,558
Karyopharm Therapeutics, Inc. (a)	2,967	39,817
Keryx Biopharmaceuticals, Inc. (a)	7,631	31,211
Kindred Biosciences, Inc. (a)	1,848	15,985
Kura Oncology, Inc. (a)	1,720	32,250
La Jolla Pharmaceutical Co. (a)(b)	1,535	45,712
Lexicon Pharmaceuticals, Inc. (a)(b)	3,782	32,412
Ligand Pharmaceuticals, Inc. (a)(b)	1,732	286,057
Loxo Oncology, Inc. (a)(b)	1,947	224,625
MacroGenics, Inc. (a)(b)	2,753	69,265
Madrigal Pharmaceuticals, Inc. (a)(b)	355	41,460
Matinas BioPharma Holdings, Inc. (a)(b)	4,634	3,544
MediciNova, Inc. (a)(b)	3,274	33,460
Merrimack Pharmaceuticals, Inc. (b)	1,053	8,477
Mersana Therapeutics, Inc. (a)(b)	944	14,887
MiMedx Group, Inc. (a)	8,619	60,074
Minerva Neurosciences, Inc. (a)	2,206	13,788
Miragen Therapeutics, Inc. (a)	1,109	7,774
Momenta Pharmaceuticals, Inc. (a)	6,446	116,995
Myriad Genetics, Inc. (a)	5,525	163,264
NantKwest, Inc. (a)	2,681	10,429
Natera, Inc. (a)(b)	2,682	24,862
NewLink Genetics Corp. (a)	1,605	11,636
Novavax, Inc. (a)(b)	26,585	55,829
Novelion Therapeutics, Inc. (a)	1,328	4,648
Nymox Pharmaceutical Corp. (a)(b)	2,502	10,583
Oncocyte Corp. (a)	316	664
Organovo Holdings, Inc. (a)(b)	8,100	8,343
Otonomy, Inc. (a)	2,475	10,395
Ovid Therapeutics, Inc. (a)	443	3,132
PDL BioPharma, Inc. (a)	12,664	37,232
Pieris Pharmaceuticals, Inc. (a)	3,015	20,562
Portola Pharmaceuticals, Inc. (a)(b)	4,704	153,633
Progenics Pharmaceuticals, Inc. (a)(b)	5,871	43,798
Protagonist Therapeutics, Inc. (a)	970	8,332
Prothena Corp. plc (a)	3,249	119,271
PTC Therapeutics, Inc. (a)	3,416	92,437
Puma Biotechnology, Inc. (a)(b)	2,522	171,622
Ra Pharmaceuticals, Inc. (a)	715	3,797
Radius Health, Inc. (a)	3,266	117,380

Recro Pharma, Inc. (a)	1,196	13,168
REGENXBIO, Inc. (a)	2,416	72,118
Repligen Corp. (a)	3,200	115,776
Retrophin, Inc. (a)	3,127	69,920
Rhythm Pharmaceuticals, Inc. (a)(b)	700	13,930
Rigel Pharmaceuticals, Inc. (a)	12,610	44,639
Sage Therapeutics, Inc. (a)(b)	3,534	569,221
Sangamo Therapeutics, Inc. (a)	7,067	134,273
Sarepta Therapeutics, Inc. (a)(b)	5,161	382,379
Selecta Biosciences, Inc. (a)(b)	1,029	10,486
Seres Therapeutics, Inc. (a)(b)	1,389	10,195
Solid Biosciences, Inc. (a)	770	5,775
Spark Therapeutics, Inc. (a)(b)	2,290	152,491
Spectrum Pharmaceuticals, Inc. (a)	7,360	118,422
Spero Therapeutics, Inc. (a)(b)	500	7,125
Stemline Therapeutics, Inc. (a)	1,930	29,529
Strongbridge Biopharma plc (a)	1,924	17,027
Syndax Pharmaceuticals, Inc. (a)	1,000	14,230
Synergy Pharmaceuticals, Inc. (a)	19,906	36,428
Syros Pharmaceuticals, Inc. (a)(b)	1,098	14,252
TG Therapeutics, Inc. (a)(b)	4,260	60,492
Tocagen, Inc. (a)(b)	1,527	18,095
Trevena, Inc. (a)(b)	3,486	5,717
Ultragenyx Pharmaceutical, Inc. (a)(b)	3,762	191,824
Vanda Pharmaceuticals, Inc. (a)	3,866	65,142
VBI Vaccines, Inc. (a)	1,904	6,664
Veracyte, Inc. (a)(b)	1,394	7,751
Versartis, Inc. (a)	2,862	4,722
Voyager Therapeutics, Inc. (a)(b)	1,240	23,300
vTv Therapeutics, Inc., Class A (a)(b)	500	2,035
XBiotech, Inc. (a)(b)	1,362	7,287
Xencor, Inc. (a)	3,040	91,139
ZIOPHARM Oncology, Inc. (a)(b)	10,495	41,140
		11,402,963

Building Products - 1.3%
AAON, Inc.	3,489	136,071
Advanced Drainage Systems, Inc.	2,999	77,674
American Woodmark Corp. (a)	1,194	117,549
Apogee Enterprises, Inc.	2,452	106,294
Armstrong Flooring, Inc. (a)	1,823	24,738
Builders FirstSource, Inc. (a)	9,570	189,869
Caesarstone Ltd. (b)	1,950	38,318
Continental Building Products, Inc. (a)	3,469	99,040
CSW Industrials, Inc. (a)	1,123	50,591
Gibraltar Industries, Inc. (a)	2,724	92,208
Griffon Corp.	2,639	48,162

Insteel Industries, Inc.	1,366	37,743
JELD-WEN Holding, Inc. (a)	5,765	176,524
Masonite International Corp. (a)	2,482	152,271
NCI Building Systems, Inc. (a)	3,510	62,127
Patrick Industries, Inc. (a)	2,131	131,802
PGT Innovations, Inc. (a)	4,125	76,931
Ply Gem Holdings, Inc. (a)	1,862	40,219
Quanex Building Products Corp.	3,015	52,461
Simpson Manufacturing Co., Inc.	3,585	206,460
Trex Co., Inc. (a)	2,548	277,146
Universal Forest Products, Inc.	5,136	166,663
		2,360,861

Capital Markets - 1.3%
Arlington Asset Investment Corp., Class A (b)	1,962	21,660
Artisan Partners Asset Management, Inc., Class A	3,911	130,236
Associated Capital Group, Inc., Class A (b)	520	19,474
B. Riley Financial, Inc. (b)	1,801	35,119
BrightSphere Investment Group plc	6,411	101,037
Cohen & Steers, Inc.	1,874	76,197
Cowen, Inc., Class A (a)(b)	2,148	28,354
Diamond Hill Investment Group, Inc.	250	51,640
Donnelley Financial Solutions, Inc. (a)	2,855	49,020
Evercore, Inc., Class A	3,329	290,289
Financial Engines, Inc.	5,140	179,900
GAIN Capital Holdings, Inc. (b)	3,144	21,222
GAMCO Investors, Inc., Class A	342	8,492
Greenhill & Co., Inc. (b)	2,260	41,810
Hamilton Lane, Inc., Class A	1,211	45,086
Houlihan Lokey, Inc.	2,134	95,176
INTL. FCStone, Inc. (a)	1,181	50,405
Investment Technology Group, Inc.	2,642	52,153
Ladenburg Thalmann Financial Services, Inc.	8,462	27,671
Medley Management, Inc., Class A	520	2,964
Moelis & Co., Class A	2,661	135,312
Oppenheimer Holdings, Inc., Class A	932	23,999
Piper Jaffray Cos.	1,194	99,162
PJT Partners, Inc., Class A	1,588	79,559
Pzena Investment Management, Inc., Class A	1,231	13,701
Safeguard Scientifics, Inc. (a)	1,902	23,300
Silvercrest Asset Management Group, Inc., Class A	548	8,330
Stifel Financial Corp.	5,700	337,611
Value Line, Inc.	91	1,665
Virtu Financial, Inc., Class A	1,963	64,779
Virtus Investment Partners, Inc.	589	72,918
Waddell & Reed Financial, Inc., Class A (b)	6,858	138,600
Westwood Holdings Group, Inc.	603	34,063

WisdomTree Investments, Inc.	9,928	91,040
		2,451,944

Chemicals - 2.0%
A Schulman, Inc.	2,260	97,180
Advanced Emissions Solutions, Inc. (b)	1,851	21,139
AdvanSix, Inc. (a)	2,631	91,506
AgroFresh Solutions, Inc. (a)	1,715	12,605
American Vanguard Corp.	2,506	50,621
Balchem Corp.	2,718	222,197
Chase Corp.	627	73,014
Core Molding Technologies, Inc.	645	11,500
Ferro Corp. (a)	7,188	166,905
Flotek Industries, Inc. (a)(b)	4,728	28,841
FutureFuel Corp.	1,874	22,469
GCP Applied Technologies, Inc. (a)	6,126	177,960
Hawkins, Inc.	749	26,327
HB Fuller Co.	4,330	215,331
Ingevity Corp. (a)	3,679	271,106
Innophos Holdings, Inc.	1,613	64,859
Innospec, Inc.	2,039	139,875
Intrepid Potash, Inc. (a)	8,313	30,259
KMG Chemicals, Inc.	1,078	64,626
Koppers Holdings, Inc. (a)	1,811	74,432
Kraton Corp. (a)	2,418	115,363
Kronos Worldwide, Inc.	1,877	42,420
LSB Industries, Inc. (a)	1,588	9,735
Minerals Technologies, Inc.	2,994	200,448
OMNOVA Solutions, Inc. (a)	3,910	41,055
PolyOne Corp.	6,798	289,051
PQ Group Holdings, Inc. (a)	2,500	34,925
Quaker Chemical Corp.	1,117	165,461
Rayonier Advanced Materials, Inc.	4,190	89,959
Sensient Technologies Corp.	3,676	259,452
Stepan Co.	1,696	141,073
Trecora Resources (a)	1,798	24,453
Tredegar Corp.	2,145	38,503
Trinseo S.A.	3,788	280,502
Tronox Ltd., Class A	7,338	135,313
Valhi, Inc.	1,474	8,933
		3,739,398

Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	4,816	161,240
ACCO Brands Corp.	9,496	119,175
Advanced Disposal Services, Inc. (a)	4,269	95,113
Aqua Metals, Inc. (a)(b)	838	2,170
ARC Document Solutions, Inc. (a)	3,218	7,080

ASGN, Inc. (a)	4,268	349,464
Brady Corp., Class A	3,952	146,817
Brink's Co. (The)	3,910	278,978
Casella Waste Systems, Inc., Class A (a)	3,332	77,902
CECO Environmental Corp.	2,281	10,150
Cimpress NV (a)	2,078	321,467
CompX International, Inc.	124	1,711
Covanta Holding Corp. (b)	10,291	149,219
Deluxe Corp.	4,054	300,037
Ennis, Inc.	2,271	44,739
Essendant, Inc.	2,957	23,065
Healthcare Services Group, Inc.	6,074	264,098
Heritage-Crystal Clean, Inc. (a)	1,244	29,296
Herman Miller, Inc.	5,172	165,245
HNI Corp.	3,661	132,125
Hudson Technologies, Inc. (a)(b)	3,220	15,907
InnerWorkings, Inc. (a)	3,972	35,947
Interface, Inc.	5,094	128,369
Kimball International, Inc., Class B	2,797	47,661
Knoll, Inc.	4,151	83,809
LSC Communications, Inc.	2,936	51,233
Matthews International Corp., Class A	2,761	139,707
McGrath RentCorp	2,018	108,346
Mobile Mini, Inc.	3,826	166,431
MSA Safety, Inc.	2,816	234,404
Multi-Color Corp.	1,200	79,260
NL Industries, Inc. (a)	532	4,176
Quad / Graphics, Inc.	2,476	62,767
RR Donnelley & Sons Co. (b)	6,159	53,768
SP Plus Corp. (a)	1,439	51,228
Steelcase, Inc., Class A	7,435	101,116
Team, Inc. (a)	2,411	33,151
Tetra Tech, Inc.	4,775	233,736
UniFirst Corp.	1,305	210,953
US Ecology, Inc.	1,886	100,524
Viad Corp.	1,775	93,099
VSE Corp.	650	33,618
		4,748,301

Communications Equipment - 1.6%
Acacia Communications, Inc. (a)(b)	1,623	62,421
ADTRAN, Inc.	4,115	63,988
Aerohive Networks, Inc. (a)	1,801	7,276
Applied Optoelectronics, Inc. (a)(b)	1,515	37,966
CalAmp Corp. (a)	3,105	71,042
Calix, Inc. (a)	3,092	21,180
Casa Systems, Inc. (a)(b)	588	17,252

Ciena Corp. (a)	12,039	311,810
Clearfield, Inc. (a)	1,022	13,184
Comtech Telecommunications Corp.	1,754	52,427
Digi International, Inc. (a)	2,313	23,824
EMCORE Corp. (a)	1,917	10,927
Extreme Networks, Inc. (a)	9,584	106,095
Finisar Corp. (a)(b)	9,795	154,859
Harmonic, Inc. (a)	5,980	22,724
Infinera Corp. (a)	12,137	131,808
InterDigital, Inc.	2,993	220,285
KVH Industries, Inc. (a)	1,491	15,432
Lumentum Holdings, Inc. (a)(b)	5,196	331,505
NETGEAR, Inc. (a)	2,672	152,838
NetScout Systems, Inc. (a)	7,378	194,410
Oclaro, Inc. (a)	14,542	139,022
Plantronics, Inc.	2,867	173,081
Quantenna Communications, Inc. (a)(b)	1,854	25,400
Ribbon Communications, Inc. (a)	4,404	22,460
Ubiquiti Networks, Inc. (a)(b)	1,915	131,752
ViaSat, Inc. (a)(b)	4,556	299,420
Viavi Solutions, Inc. (a)	19,339	187,975
		3,002,363

Construction & Engineering - 1.1%
Aegion Corp. (a)	2,830	64,835
Ameresco, Inc., Class A (a)	1,452	18,876
Argan, Inc.	1,155	49,607
Chicago Bridge & Iron Co. NV	8,849	127,426
Comfort Systems USA, Inc.	3,203	132,124
Dycom Industries, Inc. (a)	2,549	274,349
EMCOR Group, Inc.	4,981	388,169
Granite Construction, Inc.	3,413	190,650
Great Lakes Dredge & Dock Corp. (a)	5,123	23,566
HC2 Holdings, Inc. (a)	3,578	18,820
IES Holdings, Inc. (a)	610	9,242
KBR, Inc.	11,969	193,778
Layne Christensen Co. (a)	1,411	21,052
MasTec, Inc. (a)	5,719	269,079
MYR Group, Inc. (a)	1,170	36,059
Northwest Pipe Co. (a)	837	14,480
NV5 Global, Inc. (a)	620	34,565
Orion Group Holdings, Inc. (a)	2,350	15,487
Primoris Services Corp.	3,477	86,856
Sterling Construction Co., Inc. (a)	2,268	25,991
Tutor Perini Corp. (a)	3,186	70,251
		2,065,262

Construction Materials - 0.2%

Forterra, Inc. (a)	1,612	13,412
Summit Materials, Inc., Class A (a)(b)	9,531	288,598
United States Lime & Minerals, Inc.	156	11,416
US Concrete, Inc. (a)(b)	1,337	80,755
		394,181

Consumer Finance - 0.7%
Curo Group Holdings Corp. (a)	654	11,249
Elevate Credit, Inc. (a)	1,265	8,956
Encore Capital Group, Inc. (a)	2,107	95,236
Enova International, Inc. (a)	2,903	64,011
EZCORP, Inc., Class A (a)	4,319	57,011
FirstCash, Inc.	3,978	323,213
Green Dot Corp., Class A (a)	4,013	257,474
LendingClub Corp. (a)	28,408	99,428
Nelnet, Inc., Class A	1,738	91,089
PRA Group, Inc. (a)	3,981	151,278
Regional Management Corp. (a)	935	29,770
World Acceptance Corp. (a)(b)	500	52,650
		1,241,365

Containers & Packaging - 0.1%
Greif, Inc., Class A	2,211	115,525
Greif, Inc., Class B	446	25,979
Myers Industries, Inc.	1,882	39,804
UFP Technologies, Inc. (a)	499	14,721
		196,029

Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,946	83,892
Funko, Inc., Class A (a)(b)	900	7,389
Weyco Group, Inc.	562	18,883
		110,164

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	5,187	246,642
American Public Education, Inc. (a)	1,323	56,889
Ascent Capital Group, Inc., Class A (a)	1,027	3,779
Bridgepoint Education, Inc. (a)	1,306	8,802
Cambium Learning Group, Inc. (a)	1,013	11,346
Capella Education Co.	953	83,245
Career Education Corp. (a)	5,930	77,920
Carriage Services, Inc.	1,152	31,864
Chegg, Inc. (a)(b)	8,114	167,635
Collectors Universe, Inc.	618	9,709
Grand Canyon Education, Inc. (a)	3,999	419,575
Houghton Mifflin Harcourt Co. (a)	9,080	63,106
K12, Inc. (a)	3,081	43,689

Laureate Education, Inc., Class A (a)	4,535	62,356
Liberty Tax, Inc. (b)	395	3,989
Regis Corp. (a)	3,158	47,781
Sotheby's (a)	3,345	171,632
Strayer Education, Inc. (b)	932	94,179
Weight Watchers International, Inc. (a)	2,458	156,624
		1,760,762

Diversified Financial Services - 0.1%
Cannae Holdings, Inc. (a)	5,606	105,729
Marlin Business Services Corp.	795	22,538
On Deck Capital, Inc. (a)	3,739	20,901
Tiptree, Inc., Class A	2,311	14,675
		163,843

Diversified Telecommunication Services - 0.4%
ATN International, Inc.	816	48,650
Cincinnati Bell, Inc. (a)	3,530	48,890
Cogent Communications Holdings, Inc.	3,590	155,806
Consolidated Communications Holdings, Inc. (b)	5,584	61,201
Frontier Communications Corp. (b)	6,905	51,235
Globalstar, Inc. (a)(b)	47,569	32,704
Hawaiian Telcom Holdco, Inc. (a)	469	12,513
IDT Corp., Class B (a)	1,313	8,232
Intelsat S.A. (a)(b)	2,452	9,220
Iridium Communications, Inc. (a)(b)	7,357	82,766
Ooma, Inc. (a)	1,488	16,219
ORBCOMM, Inc. (a)	5,583	52,313
pdvWireless, Inc. (a)(b)	1,002	29,910
Vonage Holdings Corp. (a)	17,554	186,950
Winsdtream Holdings, Inc. (b)	16,735	23,596
		820,205

Electric Utilities - 0.9%
ALLETE, Inc.	4,355	314,649
El Paso Electric Co.	3,491	178,041
Genie Energy Ltd., Class B	966	4,820
IDACORP, Inc.	4,347	383,710
MGE Energy, Inc.	3,021	169,478
Otter Tail Corp.	3,453	149,688
PNM Resources, Inc.	6,909	264,269
Portland General Electric Co.	7,614	308,443
Spark Energy, Inc., Class A	1,012	11,992
		1,785,090

Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	482	19,159
Atkore International Group, Inc. (a)	2,881	57,188

AZZ, Inc.	2,237	97,757
Babcock & Wilcox Enterprises, Inc. (a)	8,996	39,313
Encore Wire Corp.	1,601	90,777
Energous Corp. (a)(b)	1,605	25,728
EnerSys	3,559	246,888
Generac Holdings, Inc. (a)	5,185	238,043
General Cable Corp.	4,324	127,990
LSI Industries, Inc.	1,507	12,222
Plug Power, Inc. (a)(b)	19,616	37,074
Powell Industries, Inc.	811	21,767
Preformed Line Products Co.	222	14,450
Revolution Lighting Technologies, Inc. (a)(b)	1,081	3,708
Sunrun, Inc. (a)	7,461	66,627
Thermon Group Holdings, Inc. (a)	2,669	59,812
TPI Composites, Inc. (a)	906	20,340
Vicor Corp. (a)	1,707	48,735
Vivint Solar, Inc. (a)(b)	1,800	6,570
		1,234,148

Electronic Equipment, Instruments & Components - 2.5%
Akoustis Technologies, Inc. (a)(b)	762	4,442
Anixter International, Inc. (a)	2,505	189,754
AVX Corp.	3,566	59,017
Badger Meter, Inc.	2,464	116,178
Bel Fuse, Inc., Class B	968	18,295
Belden, Inc.	3,622	249,701
Benchmark Electronics, Inc.	4,390	131,042
Control4 Corp. (a)	2,143	46,032
CTS Corp.	2,562	69,686
Daktronics, Inc.	2,960	26,078
Electro Scientific Industries, Inc. (a)	2,738	52,926
ePlus, Inc. (a)	1,064	82,673
Fabrinet (a)	3,011	94,485
FARO Technologies, Inc. (a)	1,341	78,314
Fitbit, Inc., Class A (a)(b)	16,812	85,741
II-VI, Inc. (a)	5,140	210,226
Insight Enterprises, Inc. (a)	2,991	104,476
Iteris, Inc. (a)	2,069	10,262
Itron, Inc. (a)	2,889	206,708
KEMET Corp. (a)	4,697	85,157
Kimball Electronics, Inc. (a)	2,097	33,867
Knowles Corp. (a)	7,626	96,011
Littelfuse, Inc.	2,060	428,851
Maxwell Technologies, Inc. (a)(b)	2,454	14,552
Mesa Laboratories, Inc. (b)	233	34,587
Methode Electronics, Inc.	2,959	115,697
MicroVision, Inc. (a)(b)	5,988	6,766

MTS Systems Corp.	1,475	76,184
Napco Security Technologies, Inc. (a)	1,045	12,227
Novanta, Inc. (a)	2,626	136,946
OSI Systems, Inc. (a)	1,512	98,688
Park Electrochemical Corp.	1,804	30,379
PC Connection, Inc.	756	18,900
PCM, Inc. (a)	881	7,312
Plexus Corp. (a)	2,880	172,022
Radisys Corp. (a)	2,776	1,779
Rogers Corp. (a)	1,584	189,351
Sanmina Corp. (a)	6,002	156,952
ScanSource, Inc. (a)	2,089	74,264
SYNNEX Corp.	2,451	290,198
Systemax, Inc.	1,000	28,550
Tech Data Corp. (a)	3,023	257,348
TTM Technologies, Inc. (a)	8,112	124,033
VeriFone Systems, Inc. (a)	9,780	150,416
Vishay Intertechnology, Inc. (b)	11,320	210,552
Vishay Precision Group, Inc. (a)	1,011	31,493
		4,719,118

Energy Equipment & Services - 1.3%
Archrock, Inc.	6,010	52,588
Basic Energy Services, Inc. (a)	1,528	22,064
Bristow Group, Inc.	2,689	34,957
C&J Energy Services, Inc. (a)	4,074	105,191
Cactus, Inc., Class A (a)	1,962	52,837
CARBO Ceramics, Inc. (a)(b)	1,515	10,984
Diamond Offshore Drilling, Inc. (a)(b)	5,679	83,254
Dril-Quip, Inc. (a)	3,326	149,005
Ensco plc, Class A (b)	37,144	163,062
Era Group, Inc. (a)	1,735	16,222
Exterran Corp. (a)	2,624	70,061
Fairmount Santrol Holdings, Inc. (a)(b)	13,620	57,885
Forum Energy Technologies, Inc. (a)	6,985	76,835
Frank's International NV	4,375	23,756
FTS International, Inc. (a)	1,913	35,180
Geospace Technologies Corp. (a)	1,271	12,545
Gulf Island Fabrication, Inc.	1,199	8,513
Helix Energy Solutions Group, Inc. (a)	11,574	67,014
Independence Contract Drilling, Inc. (a)	2,336	8,830
Keane Group, Inc. (a)(b)	4,505	66,674
Key Energy Services, Inc. (a)	906	10,618
Liberty Oilfield Services, Inc., Class A (a)(b)	1,249	21,096
Mammoth Energy Services, Inc. (a)(b)	734	23,532
Matrix Service Co. (a)	2,252	30,852
McDermott International, Inc. (a)(b)	24,867	151,440

Natural Gas Services Group, Inc. (a)	1,066	25,424
NCS Multistage Holdings, Inc. (a)	969	14,535
Newpark Resources, Inc. (a)	7,671	62,135
Nine Energy Service, Inc. (a)	686	16,704
Noble Corp. plc (a)(b)	21,442	79,550
Oil States International, Inc. (a)	4,422	115,856
Parker Drilling Co. (a)	10,148	6,444
PHI, Inc. (a)	1,085	11,110
Pioneer Energy Services Corp. (a)	5,200	14,040
ProPetro Holding Corp. (a)(b)	4,569	72,601
Ranger Energy Services, Inc. (a)(b)	500	4,070
RigNet, Inc. (a)	1,109	15,082
Rowan Companies plc, Class A (a)	10,243	118,204
SEACOR Holdings, Inc. (a)	1,242	63,466
SEACOR Marine Holdings, Inc. (a)	1,248	23,737
Select Energy Services, Inc., Class A (a)	1,821	22,981
Smart Sand, Inc. (a)(b)	1,879	10,936
Solaris Oilfield Infrastructure, Inc., Class A (a)(b)	1,479	24,492
Superior Energy Services, Inc. (a)	13,369	112,701
TETRA Technologies, Inc. (a)	9,415	35,306
Unit Corp. (a)	4,371	86,371
US Silica Holdings, Inc. (b)	7,172	183,030
		2,473,770

Equity Real Estate Investment Trusts (REITs) - 5.5%
Acadia Realty Trust	7,096	174,562
Agree Realty Corp.	2,365	113,615
Alexander & Baldwin, Inc.	5,720	132,304
Alexander's, Inc.	184	70,146
American Assets Trust, Inc.	3,378	112,859
Americold Realty Trust	4,445	84,811
Armada Hoffler Properties, Inc.	3,925	53,733
Ashford Hospitality Prime, Inc.	2,002	19,459
Ashford Hospitality Trust, Inc.	6,276	40,543
Bluerock Residential Growth REIT, Inc. (b)	1,454	12,359
CareTrust REIT, Inc.	6,329	84,809
CatchMark Timber Trust, Inc., Class A	3,692	46,039
CBL & Associates Properties, Inc. (b)	14,580	60,799
Cedar Realty Trust, Inc.	7,099	27,970
Chatham Lodging Trust	3,800	72,770
Chesapeake Lodging Trust	5,134	142,777
City Office REIT, Inc.	2,250	26,010
Clipper Realty, Inc. (b)	1,313	11,121
Community Healthcare Trust, Inc. (b)	1,465	37,709
CorEnergy Infrastructure Trust, Inc. (b)	821	30,820
Cousins Properties, Inc.	35,581	308,843
DiamondRock Hospitality Co.	17,345	181,082

Easterly Government Properties, Inc. (b)	3,658	74,623
EastGroup Properties, Inc.	2,915	240,954
Education Realty Trust, Inc.	6,349	207,930
Farmland Partners, Inc. (b)	2,798	23,363
First Industrial Realty Trust, Inc.	10,034	293,294
Four Corners Property Trust, Inc.	5,219	120,507
Franklin Street Properties Corp. (b)	9,022	75,875
Front Yard Residential Corp. (b)	4,415	44,371
GEO Group, Inc. (The)	10,749	220,032
Getty Realty Corp.	2,646	66,732
Gladstone Commercial Corp.	2,047	35,495
Global Medical REIT, Inc.	1,307	9,084
Global Net Lease, Inc.	5,678	95,845
Government Properties Income Trust (b)	8,106	110,728
Gramercy Property Trust	13,705	297,810
Healthcare Realty Trust, Inc.	10,459	289,819
Hersha Hospitality Trust (b)	3,227	57,763
Independence Realty Trust, Inc.	7,263	66,674
Industrial Logistics Properties Trust (a)	1,706	34,700
InfraREIT, Inc. (a)	3,727	72,416
Investors Real Estate Trust	9,894	51,350
iStar, Inc. (a)(b)	5,663	57,593
Jernigan Capital, Inc. (b)	813	14,715
Kite Realty Group Trust	7,142	108,773
LaSalle Hotel Properties (b)	9,617	278,989
Lexington Realty Trust	18,760	147,641
LTC Properties, Inc.	3,456	131,328
Mack-Cali Realty Corp.	7,712	128,868
MedEquities Realty Trust, Inc.	2,516	26,443
Monmouth Real Estate Investment Corp.	6,275	94,376
National Health Investors, Inc.	3,489	234,775
National Storage Affiliates Trust (b)	4,252	106,640
New Senior Investment Group, Inc. (b)	7,208	58,961
NexPoint Residential Trust, Inc.	1,463	36,341
NorthStar Realty Europe Corp.	4,647	60,504
One Liberty Properties, Inc.	1,012	22,365
Pebblebrook Hotel Trust (b)	5,927	203,593
Pennsylvania Real Estate Investment Trust	5,900	56,935
Physicians Realty Trust	15,418	240,058
PotlatchDeltic Corp.	5,241	272,794
Preferred Apartment Communities, Inc., Class A	2,767	39,264
PS Business Parks, Inc.	1,703	192,507
QTS Realty Trust, Inc., Class A	4,209	152,450
Quality Care Properties, Inc. (a)	8,301	161,288
RAIT Financial Trust	7,053	1,139
Ramco-Gershenson Properties Trust	6,804	84,097
Retail Opportunity Investments Corp.	9,292	164,190

Rexford Industrial Realty, Inc.	6,529	187,970
RLJ Lodging Trust (b)	14,536	282,580
Ryman Hospitality Properties, Inc.	3,736	289,353
Sabra Health Care REIT, Inc. (b)	14,986	264,503
Safety Income & Growth, Inc.	882	14,103
Saul Centers, Inc.	978	49,849
Select Income REIT	5,478	106,711
Seritage Growth Properties REIT, Class A (b)	2,156	76,646
STAG Industrial, Inc.	7,846	187,676
Summit Hotel Properties, Inc.	8,982	122,245
Sunstone Hotel Investors, Inc.	19,388	295,085
Terreno Realty Corp.	4,565	157,538
Tier REIT, Inc.	4,188	77,394
UMH Properties, Inc.	2,445	32,787
Universal Health Realty Income Trust	1,113	66,891
Urban Edge Properties	8,983	191,787
Urstadt Biddle Properties, Inc., Class A	2,285	44,101
Washington Prime Group, Inc. (b)	16,051	107,060
Washington Real Estate Investment Trust	6,781	185,121
Whitestone REIT (b)	3,231	33,570
Xenia Hotels & Resorts, Inc.	9,452	186,393
		10,370,495

Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,192	72,555
Chefs' Warehouse, Inc. (The) (a)	1,456	33,488
Ingles Markets, Inc., Class A	1,087	36,795
Natural Grocers by Vitamin Cottage, Inc. (a)	875	6,265
Performance Food Group Co. (a)	8,596	256,590
PriceSmart, Inc. (b)	1,940	162,087
Smart & Final Stores, Inc. (a)	1,874	10,401
SpartanNash Co.	3,190	54,900
SUPERVALU, Inc. (a)(b)	3,281	49,970
United Natural Foods, Inc. (a)	4,285	183,998
Village Super Market, Inc., Class A	640	16,877
Weis Markets, Inc.	747	30,612
		914,538

Food Products - 0.9%
Alico, Inc.	267	7,262
B&G Foods, Inc. (b)	5,678	134,569
Cal-Maine Foods, Inc. (a)	2,448	106,978
Calavo Growers, Inc. (b)	1,337	123,271
Darling Ingredients, Inc. (a)	14,188	245,453
Dean Foods Co.	7,914	68,219
Farmer Bros Co. (a)	538	16,248
Fresh Del Monte Produce, Inc.	2,793	126,355
Freshpet, Inc. (a)(b)	2,152	35,400

Hostess Brands, Inc. (a)(b)	7,027	103,929
J&J Snack Foods Corp.	1,297	177,118
John B. Sanfilippo & Son, Inc.	716	41,435
Lancaster Colony Corp.	1,622	199,733
Landec Corp. (a)	2,282	29,780
Lifeway Foods, Inc. (a)	385	2,306
Limoneira Co.	753	17,869
Sanderson Farms, Inc.	1,728	205,667
Seneca Foods Corp., Class A (a)	594	16,454
Tootsie Roll Industries, Inc. (b)	1,570	46,228
		1,704,274

Gas Utilities - 1.0%
Chesapeake Utilities Corp.	1,388	97,646
New Jersey Resources Corp.	7,415	297,341
Northwest Natural Gas Co.	2,496	143,894
ONE Gas, Inc.	4,501	297,156
RGC Resources, Inc.	587	14,910
South Jersey Industries, Inc.	6,899	194,276
Southwest Gas Holdings, Inc.	4,042	273,360
Spire, Inc.	4,040	292,092
WGL Holdings, Inc.	4,361	364,798
		1,975,473

Health Care Equipment & Supplies - 3.8%
Abaxis, Inc.	1,894	133,754
Accuray, Inc. (a)(b)	6,420	32,100
Analogic Corp.	1,075	103,093
AngioDynamics, Inc. (a)	3,206	55,304
Anika Therapeutics, Inc. (a)	1,142	56,780
Antares Pharma, Inc. (a)(b)	12,612	27,746
AtriCure, Inc. (a)	2,456	50,397
Atrion Corp.	110	69,443
AxoGen, Inc. (a)	2,397	87,491
Cantel Medical Corp.	3,094	344,703
Cardiovascular Systems, Inc. (a)	2,803	61,470
Cerus Corp. (a)	10,738	58,844
ConforMIS, Inc. (a)	2,786	4,040
CONMED Corp.	2,382	150,852
Corindus Vascular Robotics, Inc. (a)(b)	7,360	10,083
CryoLife, Inc. (a)	2,420	48,521
Cutera, Inc. (a)	1,118	56,180
Endologix, Inc. (a)(b)	7,000	29,610
FONAR Corp. (a)	535	15,943
GenMark Diagnostics, Inc. (a)(b)	3,729	20,286
Glaukos Corp. (a)	2,514	77,507
Globus Medical, Inc., Class A (a)	6,051	301,461
Haemonetics Corp. (a)	4,548	332,732

Halyard Health, Inc. (a)	4,043	186,301
Heska Corp. (a)(b)	514	40,642
ICU Medical, Inc. (a)	1,285	324,334
Inogen, Inc. (a)	1,495	183,646
Insulet Corp. (a)	4,982	431,840
Integer Holdings Corp. (a)	2,583	146,069
Integra LifeSciences Holdings Corp. (a)(b)	5,409	299,334
Invacare Corp.	2,498	43,465
iRhythm Technologies, Inc. (a)	1,183	74,470
K2M Group Holdings, Inc. (a)	3,561	67,481
Lantheus Holdings, Inc. (a)	2,287	36,363
LeMaitre Vascular, Inc.	1,302	47,171
LivaNova plc (a)	4,152	367,452
Masimo Corp. (a)	3,816	335,617
Meridian Bioscience, Inc.	3,556	50,495
Merit Medical Systems, Inc. (a)	4,272	193,735
Natus Medical, Inc. (a)	2,809	94,523
Neogen Corp. (a)	4,194	280,956
Nevro Corp. (a)(b)	2,432	210,781
Novocure Ltd. (a)	5,070	110,526
NuVasive, Inc. (a)	4,457	232,700
NxStage Medical, Inc. (a)	5,498	136,680
Obalon Therapeutics, Inc. (a)(b)	463	1,588
OraSure Technologies, Inc. (a)	4,811	81,258
Orthofix International NV (a)	1,448	85,113
OrthoPediatrics Corp. (a)(b)	400	6,024
Oxford Immunotec Global plc (a)(b)	1,917	23,867
Penumbra, Inc. (a)(b)	2,500	289,125
Pulse Biosciences, Inc. (a)(b)	800	10,824
Quidel Corp. (a)	2,421	125,432
Quotient Ltd. (a)(b)	2,347	11,054
Restoration Robotics, Inc. (a)	310	1,931
Rockwell Medical, Inc. (a)(b)	3,471	18,084
RTI Surgical, Inc. (a)	4,427	20,364
Sientra, Inc. (a)(b)	1,254	12,114
STAAR Surgical Co. (a)	3,235	47,878
SurModics, Inc. (a)	1,145	43,567
Tactile Systems Technology, Inc. (a)(b)	1,119	35,584
Utah Medical Products, Inc.	296	29,260
Varex Imaging Corp. (a)	3,308	118,360
ViewRay, Inc. (a)(b)	2,568	16,512
Viveve Medical, Inc. (a)	1,315	4,813
Wright Medical Group NV (a)(b)	8,911	176,794
		7,182,467

Health Care Providers & Services - 2.0%
AAC Holdings, Inc. (a)(b)	500	5,740

Aceto Corp.	2,247	17,077
Addus HomeCare Corp. (a)	471	22,914
Almost Family, Inc. (a)	1,121	62,776
Amedisys, Inc. (a)	2,415	145,721
American Renal Associates Holdings, Inc. (a)	680	12,818
AMN Healthcare Services, Inc. (a)	4,088	231,994
BioScrip, Inc. (a)(b)	9,711	23,889
BioTelemetry, Inc. (a)(b)	2,654	82,407
Capital Senior Living Corp. (a)	2,506	26,939
Chemed Corp.	1,357	370,271
Civitas Solutions, Inc. (a)	1,020	15,708
Community Health Systems, Inc. (a)(b)	8,353	33,078
CorVel Corp. (a)	831	42,007
Cross Country Healthcare, Inc. (a)	2,877	31,963
Diplomat Pharmacy, Inc. (a)	3,949	79,572
Encompass Health Corp.	8,380	479,085
Ensign Group, Inc. (The)	3,978	104,621
Genesis Healthcare, Inc. (a)(b)	2,829	4,272
HealthEquity, Inc. (a)	4,375	264,862
Kindred Healthcare, Inc.	7,278	66,594
LHC Group, Inc. (a)	1,294	79,659
Magellan Health, Inc. (a)	2,087	223,518
Molina Healthcare, Inc. (a)(b)	3,893	316,034
National HealthCare Corp.	985	58,736
National Research Corp., Class A	681	19,919
Owens & Minor, Inc. (b)	5,393	83,861
PetIQ, Inc. (a)(b)	618	16,439
Providence Service Corp. (The) (a)	1,065	73,634
R1 RCM, Inc. (a)	8,804	62,861
RadNet, Inc. (a)	2,930	42,192
Select Medical Holdings Corp. (a)	9,219	159,028
Surgery Partners, Inc. (a)	1,656	28,400
Tenet Healthcare Corp. (a)	7,138	173,096
Tivity Health, Inc. (a)	3,207	127,158
Triple-S Management Corp., Class B (a)	2,042	53,378
US Physical Therapy, Inc.	943	76,666
		3,718,887

Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	15,950	196,983
Castlight Health, Inc., Class B (a)(b)	5,617	20,502
Computer Programs & Systems, Inc. (b)	938	27,390
Cotiviti Holdings, Inc. (a)	3,036	104,560
Evolent Health, Inc., Class A (a)(b)	5,100	72,675
HealthStream, Inc.	2,005	49,784
HMS Holdings Corp. (a)	7,279	122,578
Inovalon Holdings, Inc., Class A (a)	5,504	58,342

Medidata Solutions, Inc. (a)	4,850	304,628
NantHealth, Inc. (a)(b)	548	1,671
Omnicell, Inc. (a)	3,074	133,412
Quality Systems, Inc. (a)	4,587	62,613
Simulations Plus, Inc.	960	14,160
Tabula Rasa HealthCare, Inc. (a)	799	31,001
Teladoc, Inc. (a)	4,929	198,639
Vocera Communications, Inc. (a)	2,455	57,496
		1,456,434

Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd., Class A (a)	7,856	87,594
Biglari Holdings, Inc. (a)	80	32,673
BJ's Restaurants, Inc.	1,819	81,673
Bloomin' Brands, Inc.	7,890	191,569
Bluegreen Vacations Corp. (b)	637	13,485
Bojangles', Inc. (a)(b)	1,522	21,080
Boyd Gaming Corp.	7,129	227,130
Brinker International, Inc. (b)	4,056	146,422
Caesars Entertainment Corp. (a)	11,250	126,562
Carrols Restaurant Group, Inc. (a)	3,096	34,675
Century Casinos, Inc. (a)	1,662	12,399
Cheesecake Factory, Inc. (The)	3,714	179,089
Churchill Downs, Inc.	1,166	284,562
Chuy's Holdings, Inc. (a)	1,271	33,300
Cracker Barrel Old Country Store, Inc. (b)	1,658	263,954
Dave & Buster's Entertainment, Inc. (a)(b)	3,545	147,968
Del Frisco's Restaurant Group, Inc. (a)	2,117	32,284
Del Taco Restaurants, Inc. (a)	2,895	29,992
Denny's Corp. (a)	5,908	91,160
Dine Brands Global, Inc. (b)	1,512	99,157
Drive Shack, Inc. (a)	5,300	25,334
El Pollo Loco Holdings, Inc. (a)	1,580	15,010
Eldorado Resorts, Inc. (a)(b)	3,973	131,109
Empire Resorts, Inc. (a)(b)	270	4,658
Fiesta Restaurant Group, Inc. (a)(b)	2,070	38,295
Fogo De Chao, Inc. (a)	400	6,300
Golden Entertainment, Inc. (a)(b)	1,501	34,868
Habit Restaurants, Inc., (The), Class A (a)	1,773	15,602
ILG, Inc.	8,987	279,586
Inspired Entertainment, Inc. (a)	348	1,914
International Speedway Corp., Class A	2,154	94,991
J. Alexander's Holdings, Inc. (a)	1,066	12,206
Jack in the Box, Inc.	2,506	213,837
La Quinta Holdings, Inc. (a)	7,327	138,554
Lindblad Expeditions Holdings, Inc. (a)	1,147	11,780
Marcus Corp. (The)	1,417	43,006

Marriott Vacations Worldwide Corp.	1,830	243,756
Monarch Casino & Resort, Inc. (a)	917	38,780
Nathan's Famous, Inc.	237	17,514
Noodles & Co. (a)	970	7,324
Papa John's International, Inc. (b)	2,195	125,774
Penn National Gaming, Inc. (a)	7,441	195,401
Pinnacle Entertainment, Inc. (a)	4,721	142,338
Planet Fitness, Inc., Class A (a)	7,399	279,460
PlayAGS, Inc. (a)	874	20,329
Potbelly Corp. (a)	1,684	20,292
RCI Hospitality Holdings, Inc.	797	22,627
Red Lion Hotels Corp. (a)	1,106	10,784
Red Robin Gourmet Burgers, Inc. (a)	1,090	63,220
Red Rock Resorts, Inc., Class A	5,966	174,684
Ruth's Hospitality Group, Inc.	2,721	66,528
Scientific Games Corp., Class A (a)	4,673	194,397
SeaWorld Entertainment, Inc. (a)(b)	6,009	89,113
Shake Shack, Inc., Class A (a)	1,927	80,221
Sonic Corp. (b)	3,330	84,016
Speedway Motorsports, Inc.	1,049	18,693
Texas Roadhouse, Inc.	5,724	330,733
Wingstop, Inc.	2,551	120,484
Zoe's Kitchen, Inc. (a)(b)	1,491	21,530
		5,571,776

Household Durables - 1.4%
AV Homes, Inc. (a)	824	15,285
Bassett Furniture Industries, Inc.	830	25,191
Beazer Homes USA, Inc. (a)	2,686	42,842
Cavco Industries, Inc. (a)	750	130,312
Century Communities, Inc. (a)	1,662	49,777
CSS Industries, Inc.	772	13,510
Ethan Allen Interiors, Inc.	1,924	44,156
Flexsteel Industries, Inc.	560	22,165
GoPro, Inc., Class A (a)(b)	8,727	41,802
Green Brick Partners, Inc. (a)	1,909	20,808
Hamilton Beach Brands Holding Co., Class A	149	3,162
Helen of Troy Ltd. (a)	2,324	202,188
Hooker Furniture Corp.	834	30,608
Hovnanian Enterprises, Inc., Class A (a)	9,758	17,857
Installed Building Products, Inc. (a)	1,894	113,735
iRobot Corp. (a)	2,319	148,857
KB Home	7,206	205,011
La-Z-Boy, Inc.	4,240	126,988
LGI Homes, Inc. (a)(b)	1,518	107,125
Libbey, Inc.	1,811	8,856
Lifetime Brands, Inc.	858	10,639

M / I Homes, Inc. (a)	2,260	71,981
MDC Holdings, Inc.	3,875	108,190
Meritage Homes Corp. (a)	3,303	149,461
New Home Co., Inc. (The) (a)	775	8,587
PICO Holdings, Inc. (a)	1,974	22,602
Taylor Morrison Home Corp., Class A (a)	9,400	218,832
TopBuild Corp. (a)	3,024	231,396
TRI Pointe Group, Inc. (a)	12,765	209,729
Universal Electronics, Inc. (a)	1,223	63,657
William Lyon Homes, Class A (a)	2,707	74,415
ZAGG, Inc. (a)	2,279	27,804
		2,567,528

Household Products - 0.3%
Central Garden & Pet Co. (a)	789	33,927
Central Garden & Pet Co., Class A (a)	3,098	122,712
HRG Group, Inc. (a)	10,248	168,989
Oil-Dri Corp. of America	406	16,317
Orchids Paper Products Co. (b)	704	5,738
WD-40 Co.	1,216	160,147
		507,830

Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)	10,236	21,496
Dynegy, Inc. (a)	10,885	147,165
NRG Yield, Inc., Class A	2,663	43,780
NRG Yield, Inc., Class C	5,481	93,177
Ormat Technologies, Inc. (b)	3,359	189,380
Pattern Energy Group, Inc. (b)	6,822	117,952
TerraForm Power, Inc., Class A	3,900	41,847
		654,797

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,174	111,249

Insurance - 2.3%
Ambac Financial Group, Inc. (a)	3,798	59,553
American Equity Investment Life Holding Co.	7,401	217,293
AMERISAFE, Inc.	1,636	90,389
Amtrust Financial Services, Inc.	7,487	92,165
Argo Group International Holdings Ltd.	2,863	164,336
Atlas Financial Holdings, Inc. (a)	1,031	10,671
Baldwin & Lyons, Inc., Class B	853	18,766
Blue Capital Reinsurance Holdings Ltd.	460	5,612
Citizens, Inc. (a)(b)	3,380	24,742
CNO Financial Group, Inc.	14,085	305,222
Crawford & Co., Class B	933	7,669
Donegal Group, Inc., Class A	916	14,473

eHealth, Inc. (a)	1,593	22,796
EMC Insurance Group, Inc.	745	20,175
Employers Holdings, Inc.	2,669	107,961
Enstar Group Ltd. (a)	983	206,676
FBL Financial Group, Inc., Class A	766	53,122
Federated National Holding Co.	1,014	15,991
Genworth Financial, Inc., Class A (a)	43,475	123,034
Global Indemnity Ltd.	810	27,961
Greenlight Capital Re Ltd., Class A (a)	2,647	42,484
Hallmark Financial Services, Inc. (a)	1,205	10,749
HCI Group, Inc.	801	30,566
Health Insurance Innovations, Inc., Class A (a)	983	28,409
Heritage Insurance Holdings, Inc. (b)	1,906	28,895
Horace Mann Educators Corp.	3,502	149,710
Independence Holding Co.	665	23,707
Infinity Property & Casualty Corp.	885	104,784
Investors Title Co.	111	22,189
James River Group Holdings Ltd.	2,155	76,438
Kemper Corp.	3,426	195,282
Kingstone Cos., Inc.	796	13,373
Kinsale Capital Group, Inc.	1,270	65,189
Maiden Holdings Ltd.	5,756	37,414
MBIA, Inc. (a)(b)	8,169	75,645
National General Holdings Corp.	4,181	101,640
National Western Life Group, Inc., Class A	193	58,842
Navigators Group, Inc. (The)	1,783	102,790
NI Holdings, Inc. (a)	903	15,080
Primerica, Inc.	3,816	368,625
RLI Corp.	3,285	208,236
Safety Insurance Group, Inc.	1,242	95,448
Selective Insurance Group, Inc.	4,910	298,037
State Auto Financial Corp.	1,338	38,227
Stewart Information Services Corp.	1,974	86,737
Third Point Reinsurance Ltd. (a)	8,041	112,172
Trupanion, Inc. (a)(b)	1,971	58,913
United Fire Group, Inc.	1,866	89,307
United Insurance Holdings Corp.	1,483	28,385
Universal Insurance Holdings, Inc.	2,530	80,707
WMIH Corp. (a)	15,822	22,467
		4,259,054

Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A (a)	2,081	24,556
Duluth Holdings, Inc., Class B (a)(b)	634	11,875
FTD Cos., Inc. (a)	1,526	5,555
Gaia, Inc. (a)	1,050	16,275
Groupon, Inc. (a)(b)	29,825	129,440

Lands' End, Inc. (a)	1,477	34,488
Liberty TripAdvisor Holdings, Inc., Class A (a)	6,271	67,413
Nutrisystem, Inc. (b)	2,608	70,286
Overstock.com, Inc. (a)	1,473	53,396
PetMed Express, Inc. (b)	1,778	74,231
Shutterfly, Inc. (a)	2,825	229,531
		717,046

Internet Software & Services - 3.5%
2U, Inc. (a)(b)	4,063	341,414
Alarm.com Holdings, Inc. (a)(b)	1,783	67,290
Alteryx, Inc., Class A (a)(b)	2,010	68,621
Amber Road, Inc. (a)	1,500	13,350
Appfolio, Inc., Class A (a)	701	28,636
Apptio, Inc., Class A (a)	1,990	56,397
Benefitfocus, Inc. (a)(b)	1,395	34,038
Blucora, Inc. (a)	3,624	89,150
Box, Inc., Class A (a)	6,896	141,713
Brightcove, Inc. (a)	2,425	16,854
Carbonite, Inc. (a)	2,169	62,467
Cardlytics, Inc. (a)(b)	460	6,730
Care.com, Inc. (a)	1,247	20,289
Cars.com, Inc. (a)	6,321	179,074
ChannelAdvisor Corp. (a)	1,855	16,880
Cloudera, Inc. (a)	8,271	178,488
CommerceHub, Inc., Series A (a)	1,205	27,112
CommerceHub, Inc., Series C (a)	2,552	57,394
Cornerstone OnDemand, Inc. (a)(b)	4,572	178,811
Coupa Software, Inc. (a)	2,617	119,388
DHI Group, Inc. (a)	3,501	5,602
Endurance International Group Holdings, Inc. (a)	4,524	33,478
Envestnet, Inc. (a)	3,782	216,709
Etsy, Inc. (a)	10,160	285,090
Five9, Inc. (a)	4,576	136,319
Gogo, Inc. (a)(b)	5,004	43,185
GrubHub, Inc. (a)	7,258	736,469
GTT Communications, Inc. (a)	2,719	154,167
Hortonworks, Inc. (a)	4,201	85,574
Instructure, Inc. (a)	1,866	78,652
Internap Corp. (a)	1,753	19,283
j2 Global, Inc.	3,965	312,918
Leaf Group Ltd. (a)	1,040	7,332
Limelight Networks, Inc. (a)	6,416	26,370
Liquidity Services, Inc. (a)	2,122	13,793
LivePerson, Inc. (a)	4,955	81,014
Meet Group, Inc. (The) (a)(b)	5,878	12,285
MINDBODY, Inc., Class A (a)	3,620	140,818

MuleSoft, Inc., Class A (a)	2,072	91,127
New Relic, Inc. (a)	2,573	190,711
NIC, Inc.	5,484	72,937
Nutanix, Inc., Class A (a)	9,268	455,151
Okta, Inc. (a)(b)	1,469	58,540
Ominto, Inc. (a)(b)	1,246	3,576
Q2 Holdings, Inc. (a)	2,751	125,308
QuinStreet, Inc. (a)	2,943	37,582
Quotient Technology, Inc. (a)(b)	6,468	84,731
Reis, Inc.	719	15,423
SendGrid, Inc. (a)	700	19,698
Shutterstock, Inc. (a)	1,515	72,947
SPS Commerce, Inc. (a)	1,431	91,684
Stamps.com, Inc. (a)(b)	1,395	280,465
TechTarget, Inc. (a)	1,656	32,921
Tintri, Inc. (a)	825	1,411
Trade Desk, Inc. (The), Class A (a)(b)	2,016	100,034
TrueCar, Inc. (a)(b)	5,927	56,069
Tucows, Inc., Class A (a)(b)	790	44,240
Twilio, Inc., Class A (a)(b)	5,459	208,425
Veritone, Inc. (a)(b)	222	3,090
Web.com Group, Inc. (a)	3,382	61,214
XO Group, Inc. (a)	2,064	42,828
Yelp, Inc. (a)	6,820	284,735
Yext, Inc. (a)	1,979	25,034
		6,553,035

IT Services - 1.8%
Acxiom Corp. (a)	6,698	152,112
Blackhawk Network Holdings, Inc. (a)	4,744	212,057
CACI International, Inc., Class A (a)	2,102	318,138
Cardtronics plc, Class A (a)	3,893	86,853
Cass Information Systems, Inc.	1,037	61,712
Convergys Corp.	7,795	176,323
CSG Systems International, Inc.	2,770	125,453
EPAM Systems, Inc. (a)	4,184	479,152
Everi Holdings, Inc. (a)	5,591	36,733
EVERTEC, Inc.	5,077	83,009
ExlService Holdings, Inc. (a)	2,811	156,769
Hackett Group, Inc. (The)	1,931	31,012
Information Services Group, Inc. (a)	2,421	10,120
ManTech International Corp., Class A	2,262	125,473
MAXIMUS, Inc.	5,466	364,801
MoneyGram International, Inc. (a)	2,614	22,533
Perficient, Inc. (a)	2,876	65,918
Presidio, Inc. (a)	2,664	41,665
Science Applications International Corp.	3,700	291,560

ServiceSource International, Inc. (a)	5,266	20,063
StarTek, Inc. (a)	892	8,724
Sykes Enterprises, Inc. (a)	3,342	96,717
Syntel, Inc. (a)	2,789	71,203
Travelport Worldwide Ltd.	10,900	178,106
TTEC Holdings, Inc.	1,255	38,528
Unisys Corp. (a)(b)	3,852	41,409
Virtusa Corp. (a)	2,429	117,709
		3,413,852

Leisure Products - 0.3%
Acushnet Holdings Corp.	2,689	62,089
American Outdoor Brands Corp. (a)	4,733	48,845
Callaway Golf Co.	8,143	133,219
Clarus Corp. (a)	1,804	12,177
Escalade, Inc.	888	12,166
Johnson Outdoors, Inc., Class A	405	25,110
Malibu Boats, Inc., Class A (a)	1,736	57,652
Marine Products Corp.	813	11,390
MCBC Holdings, Inc. (a)	1,615	40,698
Nautilus, Inc. (a)	2,675	35,979
Sturm Ruger & Co., Inc. (b)	1,458	76,545
Vista Outdoor, Inc. (a)	5,021	81,943
		597,813

Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (a)	2,287	52,258
Cambrex Corp. (a)	2,752	143,930
Codexis, Inc. (a)	3,478	38,258
Enzo Biochem, Inc. (a)	3,092	16,944
Fluidigm Corp. (a)	2,221	12,971
Luminex Corp.	3,221	67,866
Medpace Holdings, Inc. (a)(b)	688	24,018
NanoString Technologies, Inc. (a)	1,353	10,161
NeoGenomics, Inc. (a)(b)	4,132	33,717
Pacific Biosciences of California, Inc. (a)(b)	8,829	18,099
PRA Health Sciences, Inc. (a)	4,204	348,764
Quanterix Corp. (a)(b)	420	7,157
Syneos Health, Inc. (a)	4,794	170,187
		944,330

Machinery - 3.6%
Actuant Corp., Class A	5,076	118,017
Alamo Group, Inc.	815	89,569
Albany International Corp., Class A	2,473	155,057
Altra Industrial Motion Corp.	2,517	115,656
American Railcar Industries, Inc.	687	25,701
Astec Industries, Inc.	1,870	103,187

Barnes Group, Inc.	4,341	259,982
Blue Bird Corp. (a)	991	23,487
Briggs & Stratton Corp.	3,442	73,693
Chart Industries, Inc. (a)	2,641	155,898
CIRCOR International, Inc.	1,323	56,439
Columbus McKinnon Corp.	1,673	59,960
Commercial Vehicle Group, Inc. (a)	2,209	17,120
DMC Global, Inc.	1,092	29,211
Douglas Dynamics, Inc.	1,724	74,735
Eastern Co. (The)	490	13,965
Energy Recovery, Inc. (a)(b)	2,683	22,054
EnPro Industries, Inc.	1,761	136,266
ESCO Technologies, Inc.	2,195	128,517
Evoqua Water Technologies Corp. (a)	4,220	89,844
ExOne Co. (The) (a)(b)	889	6,472
Federal Signal Corp.	4,825	106,247
Franklin Electric Co., Inc.	3,978	162,104
FreightCar America, Inc.	1,042	13,963
Gencor Industries, Inc. (a)	603	9,708
Gerber Scientific, Inc. (a)(c)	2,334	—
Global Brass & Copper Holdings, Inc.	1,904	63,689
Gorman-Rupp Co. (The)	1,373	40,160
Graham Corp.	863	18,485
Greenbrier Cos., Inc. (The) (b)	2,343	117,736
Hardinge, Inc.	911	16,690
Harsco Corp. (a)	6,801	140,441
Hillenbrand, Inc.	5,350	245,565
Hurco Cos., Inc.	529	24,281
Hyster-Yale Materials Handling, Inc.	907	63,427
John Bean Technologies Corp.	2,678	303,685
Kadant, Inc.	952	89,964
Kennametal, Inc.	6,851	275,136
LB Foster Co., Class A (a)	731	17,215
Lindsay Corp.	920	84,125
Lydall, Inc. (a)	1,313	63,352
Manitowoc Co., Inc. (The) (a)	2,727	77,610
Meritor, Inc. (a)	7,355	151,219
Milacron Holdings Corp. (a)	5,710	114,999
Miller Industries, Inc.	1,050	26,250
Mueller Industries, Inc.	4,894	128,027
Mueller Water Products, Inc., Class A	13,464	146,354
Navistar International Corp. (a)	4,367	152,714
NN, Inc.	2,378	57,072
Omega Flex, Inc.	248	16,145
Park-Ohio Holdings Corp.	726	28,205
Proto Labs, Inc. (a)	2,130	250,382
RBC Bearings, Inc. (a)	1,959	243,308

REV Group, Inc.	2,574	53,436
Rexnord Corp. (a)	8,796	261,065
Spartan Motors, Inc.	2,591	44,565
SPX Corp. (a)	3,739	121,443
SPX FLOW, Inc. (a)	3,637	178,904
Standex International Corp.	1,097	104,599
Sun Hydraulics Corp.	2,322	124,366
Tennant Co. (b)	1,548	104,800
Titan International, Inc.	3,947	49,772
TriMas Corp. (a)	3,997	104,921
Twin Disc, Inc. (a)	749	16,283
Wabash National Corp.	5,241	109,065
Watts Water Technologies, Inc., Class A	2,402	186,635
Woodward, Inc.	4,574	327,773
		6,790,715

Marine - 0.1%
Costamare, Inc.	3,142	19,606
Eagle Bulk Shipping, Inc. (a)	3,373	16,696
Genco Shipping & Trading Ltd. (a)	675	9,599
Matson, Inc.	3,737	107,028
Navios Maritime Holdings, Inc. (a)(b)	7,883	7,078
Safe Bulkers, Inc. (a)	4,225	13,393
Scorpio Bulkers, Inc.	4,249	29,955
		203,355

Media - 1.2%
AMC Entertainment Holdings, Inc., Class A (b)	4,845	68,072
Beasley Broadcast Group, Inc., Class A	429	4,848
Central European Media Enterprises Ltd., Class A (a)	6,603	27,733
Clear Channel Outdoor Holdings, Inc., Class A	3,136	15,366
Cogint, Inc. (a)	1,183	2,957
Daily Journal Corp. (a)(b)	88	20,107
Emerald Expositions Events, Inc. (b)	1,375	26,785
Entercom Communications Corp., Class A (b)	10,833	104,538
Entravision Communications Corp., Class A	5,618	26,405
Eros International plc (a)(b)	2,183	23,795
EW Scripps Co., (The), Class A	5,142	61,653
Gannett Co., Inc.	10,154	101,337
Global Eagle Entertainment, Inc. (a)(b)	3,417	5,023
Gray Television, Inc. (a)	6,791	86,246
Hemisphere Media Group, Inc. (a)	742	8,347
IMAX Corp. (a)	5,088	97,690
Liberty Media Corp-Liberty Braves, Class A (a)	713	16,206
Liberty Media Corp-Liberty Braves, Class C (a)	3,012	68,734
Loral Space & Communications, Inc. (a)	1,011	42,108
MDC Partners, Inc., Class A (a)	4,777	34,394
Meredith Corp. (b)	3,475	186,955

MSG Networks, Inc., Class A (a)	5,140	116,164
National CineMedia, Inc.	5,048	26,199
New Media Investment Group, Inc.	4,490	76,959
New York Times Co., (The), Class A	10,749	259,051
Nexstar Media Group, Inc., Class A (b)	3,818	253,897
Reading International, Inc., Class A (a)	1,506	25,075
Saga Communications, Inc., Class A	394	14,676
Salem Media Group, Inc.	861	3,100
Scholastic Corp.	2,336	90,730
Sinclair Broadcast Group, Inc., Class A (b)	6,162	192,871
Townsquare Media, Inc., Class A	783	6,209
tronc, Inc. (a)	2,030	33,333
WideOpenWest, Inc. (a)(b)	1,802	12,884
World Wrestling Entertainment, Inc., Class A	3,359	120,958
		2,261,405

Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	27,698	125,472
Allegheny Technologies, Inc. (a)(b)	10,800	255,744
Ampco-Pittsburgh Corp.	667	5,936
Carpenter Technology Corp.	3,994	176,215
Century Aluminum Co. (a)	4,377	72,396
Cleveland-Cliffs, Inc. (a)(b)	26,167	181,861
Coeur Mining, Inc. (a)	15,243	121,944
Commercial Metals Co.	9,924	203,045
Compass Minerals International, Inc. (b)	2,976	179,453
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	5,015	—
Gold Resource Corp.	3,896	17,571
Haynes International, Inc.	1,062	39,411
Hecla Mining Co.	34,608	127,011
Kaiser Aluminum Corp.	1,444	145,700
Klondex Mines Ltd. (a)	15,200	35,720
Materion Corp.	1,555	79,383
Olympic Steel, Inc.	846	17,351
Ramaco Resources, Inc. (a)(b)	430	3,092
Ryerson Holding Corp. (a)	965	7,865
Schnitzer Steel Industries, Inc., Class A	2,273	73,531
SunCoke Energy, Inc. (a)	5,034	54,166
TimkenSteel Corp. (a)	3,081	46,800
Warrior Met Coal, Inc. (b)	2,840	79,548
Worthington Industries, Inc.	3,679	157,903
		2,207,118

Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AG Mortgage Investment Trust, Inc.	2,395	41,601
Anworth Mortgage Asset Corp.	8,089	38,827
Apollo Commercial Real Estate Finance, Inc. (b)	9,021	162,198
Ares Commercial Real Estate Corp.	2,562	31,641

ARMOUR Residential REIT, Inc. (b)	3,552	82,691
Capstead Mortgage Corp.	8,250	71,362
Cherry Hill Mortgage Investment Corp.	1,030	18,066
CYS Investments, Inc.	13,300	89,376
Dynex Capital, Inc.	3,496	23,178
Ellington Residential Mortgage REIT (b)	729	7,990
Granite Point Mortgage Trust, Inc. (b)	3,660	60,536
Great Ajax Corp.	1,009	13,672
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,061	79,189
Invesco Mortgage Capital, Inc. (b)	9,724	159,279
KKR Real Estate Finance Trust, Inc. (b)	909	18,235
Ladder Capital Corp.	6,197	93,451
MTGE Investment Corp.	3,949	70,687
New York Mortgage Trust, Inc. (b)	9,264	54,935
Orchid Island Capital, Inc.	3,691	27,203
Owens Realty Mortgage, Inc.	782	11,402
PennyMac Mortgage Investment Trust	5,125	92,404
Redwood Trust, Inc.	6,587	101,901
Resource Capital Corp.	2,766	26,305
Sutherland Asset Management Corp.	1,486	22,513
TPG RE Finance Trust, Inc.	1,747	34,748
Western Asset Mortgage Capital Corp. (b)	3,699	35,843
		1,469,233

Multi-Utilities - 0.4%
Avista Corp.	5,439	278,749
Black Hills Corp. (b)	4,561	247,662
NorthWestern Corp.	4,205	226,229
Unitil Corp.	1,083	50,262
		802,902

Multiline Retail - 0.3%
Big Lots, Inc.	3,663	159,450
Dillard's, Inc., Class A (b)	1,200	96,408
Fred's, Inc., Class A	2,753	8,231
J.C. Penney Co., Inc. (a)(b)	27,238	82,259
Ollie's Bargain Outlet Holdings, Inc. (a)	4,022	242,527
Sears Holdings Corp. (a)(b)	877	2,342
		591,217

Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. (a)	12,335	27,384
Adams Resources & Energy, Inc.	189	8,222
Approach Resources, Inc. (a)(b)	3,777	9,858
Arch Coal, Inc., Class A	1,630	149,764
Ardmore Shipping Corp. (a)	2,717	20,649
Bonanza Creek Energy, Inc. (a)	1,784	49,435
California Resources Corp. (a)(b)	3,743	64,193

Callon Petroleum Co. (a)(b)	17,701	234,361
Carrizo Oil & Gas, Inc. (a)(b)	6,593	105,488
Clean Energy Fuels Corp. (a)	11,983	19,772
Cloud Peak Energy, Inc. (a)	6,492	18,892
Contango Oil & Gas Co. (a)	1,560	5,538
CVR Energy, Inc. (b)	1,233	37,261
Delek US Holdings, Inc.	6,759	275,091
Denbury Resources, Inc. (a)	30,377	83,233
DHT Holdings, Inc.	7,166	24,364
Dorian LPG Ltd. (a)	2,207	16,530
Earthstone Energy, Inc., Class A (a)	1,654	16,739
Eclipse Resources Corp. (a)	4,808	6,924
Energy XXI Gulf Coast, Inc. (a)	2,596	9,969
EP Energy Corp., Class A (a)(b)	3,016	4,041
Evolution Petroleum Corp.	1,370	11,029
Frontline Ltd. (b)	6,759	29,942
GasLog Ltd.	3,212	52,837
Gastar Exploration, Inc. (a)(b)	15,325	10,462
Gener8 Maritime, Inc. (a)	3,059	17,283
Golar LNG Ltd. (b)	8,182	223,860
Green Plains, Inc. (b)	3,369	56,599
Halcon Resources Corp. (a)	11,000	53,570
Hallador Energy Co.	1,408	9,673
HighPoint Resources Corp. (a)	8,393	42,636
International Seaways, Inc. (a)	2,583	45,461
Isramco, Inc. (a)	85	8,823
Jagged Peak Energy, Inc. (a)	4,878	68,926
Jones Energy, Inc., Class A (a)(b)	4,821	3,857
Lilis Energy, Inc. (a)(b)	3,755	14,907
Matador Resources Co. (a)	8,438	252,381
Midstates Petroleum Co., Inc. (a)	983	13,103
NACCO Industries, Inc., Class A	302	9,921
Navios Maritime Acquisition Corp. (b)	7,368	6,189
Nordic American Tankers Ltd. (b)	8,383	16,263
Oasis Petroleum, Inc. (a)	23,160	187,596
Overseas Shipholding Group, Inc., Class A (a)	2,804	7,963
Pacific Ethanol, Inc. (a)	3,609	10,827
Panhandle Oil and Gas, Inc., Class A	1,238	23,893
Par Pacific Holdings, Inc. (a)	2,790	47,904
PDC Energy, Inc. (a)	5,640	276,529
Peabody Energy Corp.	5,633	205,605
Penn Virginia Corp. (a)	1,253	43,905
Renewable Energy Group, Inc. (a)	3,095	39,616
Resolute Energy Corp. (a)(b)	1,906	66,043
REX American Resources Corp. (a)	441	32,105
Ring Energy, Inc. (a)	4,258	61,102
Rosehill Resources, Inc. (a)	220	1,291

Sanchez Energy Corp. (a)(b)	5,640	17,653
SandRidge Energy, Inc. (a)	3,065	44,473
Scorpio Tankers, Inc.	22,758	44,606
SemGroup Corp., Class A (b)	5,576	119,326
Ship Finance International Ltd. (b)	5,153	73,688
SilverBow Resources, Inc. (a)	612	17,809
SRC Energy, Inc. (a)	20,639	194,626
Stone Energy Corp. (a)	1,713	63,552
Teekay Corp. (b)	5,307	42,934
Teekay Tankers Ltd., Class A (b)	15,129	18,004
Tellurian, Inc. (a)(b)	4,868	35,098
Ultra Petroleum Corp. (a)(b)	17,132	71,441
Uranium Energy Corp. (a)(b)	11,981	15,695
W&T Offshore, Inc. (a)	8,233	36,472
Westmoreland Coal Co. (a)	1,194	490
WildHorse Resource Development Corp. (a)(b)	3,872	73,917
		4,009,593

Paper & Forest Products - 0.6%
Boise Cascade Co.	3,372	130,159
Clearwater Paper Corp. (a)	1,465	57,282
KapStone Paper and Packaging Corp.	7,459	255,918
Louisiana-Pacific Corp.	12,379	356,144
Neenah, Inc.	1,433	112,347
PH Glatfelter Co.	3,755	77,090
Schweitzer-Mauduit International, Inc.	2,615	102,377
Verso Corp., Class A (a)	2,960	49,847
		1,141,164

Personal Products - 0.2%
elf Beauty, Inc. (a)(b)	1,818	35,215
Inter Parfums, Inc.	1,484	69,970
Medifast, Inc.	838	78,311
Natural Health Trends Corp. (b)	608	11,558
Nature's Sunshine Products, Inc.	1,018	11,198
Revlon, Inc., Class A (a)	936	19,282
USANA Health Sciences, Inc. (a)	1,018	87,446
		312,980

Pharmaceuticals - 2.4%
Aclaris Therapeutics, Inc. (a)(b)	1,769	30,993
Aerie Pharmaceuticals, Inc. (a)(b)	2,805	152,171
Akcea Therapeutics, Inc. (a)(b)	1,275	32,653
Amphastar Pharmaceuticals, Inc. (a)	3,073	57,619
ANI Pharmaceuticals, Inc. (a)	616	35,864
Aratana Therapeutics, Inc. (a)(b)	3,555	15,678
Assembly Biosciences, Inc. (a)	1,381	67,862
Catalent, Inc. (a)	11,393	467,797

Clearside Biomedical, Inc. (a)	1,815	19,475
Collegium Pharmaceutical, Inc. (a)	1,990	50,844
Corcept Therapeutics, Inc. (a)	8,001	131,616
Corium International, Inc. (a)(b)	1,747	20,038
Depomed, Inc. (a)	5,272	34,742
Dermira, Inc. (a)(b)	3,345	26,727
Dova Pharmaceuticals, Inc. (a)	435	11,797
Durect Corp. (a)	8,677	18,569
Evolus, Inc. (a)(b)	425	3,838
Horizon Pharma plc (a)	13,933	197,849
Impax Laboratories, Inc. (a)	6,324	123,002
Innoviva, Inc. (a)	6,571	109,539
Intersect ENT, Inc. (a)	2,280	89,604
Intra-Cellular Therapies, Inc. (a)	3,672	77,296
Kala Pharmaceuticals, Inc. (a)(b)	1,204	19,059
Lannett Co., Inc. (a)	2,393	38,408
Medicines Co. (The) (a)(b)	6,058	199,550
Melinta Therapeutics, Inc. (a)(b)	771	5,705
Menlo Therapeutics, Inc. (a)	543	20,406
MyoKardia, Inc. (a)(b)	1,516	73,981
Nektar Therapeutics (a)	12,775	1,357,471
Neos Therapeutics, Inc. (a)(b)	2,051	17,023
Ocular Therapeutix, Inc. (a)(b)	1,979	12,883
Odonate Therapeutics, Inc. (a)(b)	570	12,073
Omeros Corp. (a)(b)	3,655	40,826
Optinose, Inc. (a)(b)	460	9,209
Pacira Pharmaceuticals, Inc. (a)(b)	3,449	107,436
Paratek Pharmaceuticals, Inc. (a)(b)	2,069	26,897
Phibro Animal Health Corp., Class A	1,619	64,274
Prestige Brands Holdings, Inc. (a)	4,596	154,977
Reata Pharmaceuticals, Inc., Class A (a)(b)	747	15,321
resTORbio, Inc. (a)	555	5,317
Revance Therapeutics, Inc. (a)	2,272	69,978
scPharmaceuticals, Inc. (a)	625	7,750
Sienna Biopharmaceuticals, Inc. (a)(b)	1,275	23,944
Supernus Pharmaceuticals, Inc. (a)	4,051	185,536
Teligent, Inc. (a)	3,610	12,130
Tetraphase Pharmaceuticals, Inc. (a)	4,338	13,318
TherapeuticsMD, Inc. (a)(b)	12,961	63,120
Theravance Biopharma, Inc. (a)(b)	3,666	88,900
WaVe Life Sciences Ltd. (a)	1,043	41,824
Zogenix, Inc. (a)	2,920	116,946
Zynerba Pharmaceuticals, Inc. (a)(b)	1,001	8,699
		4,588,534

Professional Services - 1.1%
Acacia Research Corp. (a)	4,242	14,847

Barrett Business Services, Inc.	606	50,225
BG Staffing, Inc.	608	11,546
CBIZ, Inc. (a)	4,490	81,942
CRA International, Inc.	707	36,969
Exponent, Inc.	2,209	173,738
Forrester Research, Inc.	776	32,165
Franklin Covey Co. (a)	1,007	27,088
FTI Consulting, Inc. (a)	3,375	163,384
GP Strategies Corp. (a)	1,007	22,809
Heidrick & Struggles International, Inc.	1,525	47,656
Hill International, Inc. (a)	2,159	12,306
Huron Consulting Group, Inc. (a)	1,867	71,133
ICF International, Inc.	1,507	88,084
Insperity, Inc.	3,063	213,032
Kelly Services, Inc., Class A	2,680	77,827
Kforce, Inc.	1,903	51,476
Korn / Ferry International	4,495	231,897
Mistras Group, Inc. (a)	1,338	25,342
Navigant Consulting, Inc. (a)	4,140	79,654
Red Violet, Inc. (a)	157	958
Resources Connection, Inc.	2,400	38,880
RPX Corp.	4,188	44,770
TriNet Group, Inc. (a)	3,638	168,512
TrueBlue, Inc. (a)	3,417	88,500
WageWorks, Inc. (a)	3,400	153,680
Willdan Group, Inc. (a)	662	18,768
		2,027,188

Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions S.A. (a)	900	23,904
Consolidated-Tomoka Land Co.	377	23,694
Forestar Group, Inc. (a)(b)	995	21,044
FRP Holdings, Inc. (a)	453	25,368
Griffin Industrial Realty, Inc.	55	2,064
HFF, Inc., Class A	3,226	160,332
Kennedy-Wilson Holdings, Inc.	10,325	179,655
Marcus & Millichap, Inc. (a)	1,407	50,736
Maui Land & Pineapple Co., Inc. (a)	589	6,862
Newmark Group, Inc., Class A (a)	1,962	29,803
Rafael Holdings, Inc., Class B (a)	657	3,184
RE / MAX Holdings, Inc., Class A	1,564	94,544
Redfin Corp. (a)(b)	4,918	112,278
RMR Group, Inc. (The), Class A	543	37,983
St. Joe Co. (The) (a)(b)	3,749	70,669
Stratus Properties, Inc. (a)	485	14,647
Tejon Ranch Co. (a)	1,572	36,329
Transcontinental Realty Investors, Inc. (a)	147	5,970

Trinity Place Holdings, Inc. (a)	1,859	12,083
		911,149

Road & Rail - 0.8%
ArcBest Corp.	2,213	70,927
Avis Budget Group, Inc. (a)(b)	6,116	286,473
Covenant Transportation Group, Inc., Class A (a)	905	26,996
Daseke, Inc. (a)	2,780	27,216
Heartland Express, Inc. (b)	3,887	69,927
Hertz Global Holdings, Inc. (a)(b)	4,804	95,359
Knight-Swift Transportation Holdings, Inc.	10,679	491,341
Marten Transport Ltd.	3,366	76,745
Roadrunner Transportation Systems, Inc. (a)	2,171	5,514
Saia, Inc. (a)	2,126	159,769
Schneider National, Inc., Class B (b)	3,615	94,207
Universal Truckload Services, Inc.	475	10,046
Werner Enterprises, Inc.	4,187	152,826
YRC Worldwide, Inc. (a)	2,802	24,742
		1,592,088

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (a)	3,412	218,027
Alpha & Omega Semiconductor Ltd. (a)	1,700	26,265
Ambarella, Inc. (a)(b)	2,765	135,457
Amkor Technology, Inc. (a)	8,647	87,594
Aquantia Corp. (a)(b)	580	9,106
Axcelis Technologies, Inc. (a)	2,416	59,434
AXT, Inc. (a)	3,267	23,686
Brooks Automation, Inc.	6,038	163,509
Cabot Microelectronics Corp.	2,186	234,142
CEVA, Inc. (a)	1,882	68,128
Cirrus Logic, Inc. (a)	5,499	223,424
Cohu, Inc.	2,352	53,649
Cree, Inc. (a)(b)	8,337	336,065
CyberOptics Corp. (a)(b)	603	10,854
Diodes, Inc. (a)	3,290	100,213
DSP Group, Inc. (a)	1,705	20,119
Entegris, Inc.	12,216	425,117
FormFactor, Inc. (a)	5,937	81,040
GSI Technology, Inc. (a)	1,252	9,277
Ichor Holdings Ltd. (a)(b)	1,537	37,211
Impinj, Inc. (a)(b)	1,581	20,585
Inphi Corp. (a)(b)	3,689	111,039
Integrated Device Technology, Inc. (a)	11,320	345,939
Kopin Corp. (a)(b)	6,180	19,282
Lattice Semiconductor Corp. (a)	10,361	57,711
MACOM Technology Solutions Holdings, Inc. (a)(b)	3,561	59,113
MaxLinear, Inc., Class A (a)(b)	5,283	120,188

MKS Instruments, Inc.	4,554	526,670
Monolithic Power Systems, Inc.	3,398	393,386
Nanometrics, Inc. (a)	2,115	56,894
NeoPhotonics Corp. (a)	2,662	18,235
NVE Corp.	408	33,909
PDF Solutions, Inc. (a)	2,083	24,288
Photronics, Inc. (a)	5,437	44,855
Pixelworks, Inc. (a)	2,503	9,687
Power Integrations, Inc.	2,519	172,174
Rambus, Inc. (a)	9,734	130,728
Rudolph Technologies, Inc. (a)	2,742	75,953
Semtech Corp. (a)	5,583	218,016
Sigma Designs, Inc. (a)	2,732	16,938
Silicon Laboratories, Inc. (a)	3,590	322,741
SMART Global Holdings, Inc. (a)	804	40,071
SunPower Corp. (a)(b)	5,246	41,863
Synaptics, Inc. (a)(b)	2,966	135,635
Ultra Clean Holdings, Inc. (a)	3,194	61,485
Veeco Instruments, Inc. (a)	4,143	70,431
Xcerra Corp. (a)	4,282	49,885
Xperi Corp.	4,254	89,972
		5,589,990

Software - 3.8%
8x8, Inc. (a)	7,620	142,113
A10 Networks, Inc. (a)	3,806	22,151
ACI Worldwide, Inc. (a)	9,965	236,370
Agilysys, Inc. (a)	1,316	15,687
American Software, Inc., Class A	1,795	23,335
Aspen Technology, Inc. (a)	6,163	486,199
Blackbaud, Inc.	4,058	413,145
Blackline, Inc. (a)(b)	2,264	88,771
Bottomline Technologies de, Inc. (a)	3,347	129,696
Callidus Software, Inc. (a)	5,661	203,513
Commvault Systems, Inc. (a)	3,343	191,220
Digimarc Corp. (a)	751	17,986
Ebix, Inc. (b)	2,069	154,140
Ellie Mae, Inc. (a)(b)	2,860	262,948
Everbridge, Inc. (a)(b)	1,488	54,461
Fair Isaac Corp.	2,514	425,796
ForeScout Technologies, Inc. (a)	450	14,598
Glu Mobile, Inc. (a)	9,287	35,012
HubSpot, Inc. (a)(b)	2,955	320,026
Imperva, Inc. (a)	2,940	127,302
Majesco (a)	457	2,312
MicroStrategy, Inc., Class A (a)	820	105,772
Mitek Systems, Inc. (a)	2,294	16,976

MobileIron, Inc. (a)	4,813	23,824
Model N, Inc. (a)	1,727	31,172
Monotype Imaging Holdings, Inc.	3,293	73,928
Park City Group, Inc. (a)	855	7,481
Paycom Software, Inc. (a)(b)	4,203	451,360
Paylocity Holding Corp. (a)	2,282	116,907
Pegasystems, Inc.	3,115	188,925
Progress Software Corp.	4,096	157,491
Proofpoint, Inc. (a)	3,687	419,028
PROS Holdings, Inc. (a)(b)	2,306	76,121
QAD, Inc., Class A	789	32,862
Qualys, Inc. (a)	2,757	200,572
Rapid7, Inc. (a)	2,329	59,553
RealNetworks, Inc. (a)	1,733	5,303
RealPage, Inc. (a)	4,958	255,337
RingCentral, Inc., Class A (a)	5,480	347,980
Rosetta Stone, Inc. (a)	1,504	19,778
Rubicon Project, Inc. (The) (a)	2,901	5,222
SailPoint Technologies Holding, Inc. (a)	1,706	35,297
SecureWorks Corp., Class A (a)(b)	472	3,814
Synchronoss Technologies, Inc. (a)	3,566	37,621
Telenav, Inc. (a)	2,354	12,712
TiVo Corp.	10,113	137,031
Upland Software, Inc. (a)	638	18,368
Varonis Systems, Inc. (a)	1,680	101,640
VASCO Data Security International, Inc. (a)	2,265	29,332
Verint Systems, Inc. (a)	5,365	228,549
VirnetX Holding Corp. (a)	3,778	14,923
Workiva, Inc. (a)(b)	2,180	51,666
Zendesk, Inc. (a)	8,533	408,475
Zix Corp. (a)	5,001	21,354
		7,063,155

Specialty Retail - 2.1%
Aaron's, Inc.	5,453	254,110
Abercrombie & Fitch Co., Class A	5,881	142,379
America's Car-Mart, Inc. (a)	726	36,627
American Eagle Outfitters, Inc.	13,850	276,030
Asbury Automotive Group, Inc. (a)	1,586	107,055
Ascena Retail Group, Inc. (a)	14,943	30,035
At Home Group, Inc. (a)	671	21,499
Barnes & Noble Education, Inc. (a)	3,122	21,511
Barnes & Noble, Inc.	4,926	24,384
Big 5 Sporting Goods Corp.	1,497	10,853
Boot Barn Holdings, Inc. (a)	1,658	29,396
Buckle, Inc. (The)	2,185	48,398
Build-A-Bear Workshop, Inc. (a)	1,105	10,111

Caleres, Inc.	3,700	124,320
Camping World Holdings, Inc., Class A	2,590	83,528
Carvana Co. (a)	1,330	30,497
Cato Corp., (The), Class A	2,030	29,922
Chico's FAS, Inc.	11,271	101,890
Children's Place, Inc. (The) (b)	1,468	198,547
Citi Trends, Inc.	1,298	40,121
Conn's, Inc. (a)	1,614	54,876
Container Store Group, Inc. (The) (a)	1,542	8,388
DSW, Inc., Class A (b)	5,812	130,538
Express, Inc. (a)	6,091	43,612
Finish Line, Inc., (The), Class A (b)	3,610	48,879
Five Below, Inc. (a)	4,627	339,344
Francesca's Holdings Corp. (a)	3,266	15,677
Genesco, Inc. (a)	1,619	65,731
GNC Holdings, Inc., Class A (a)(b)	5,928	22,882
Group 1 Automotive, Inc.	1,795	117,285
Guess?, Inc. (b)	4,778	99,096
Haverty Furniture Cos., Inc.	1,689	34,033
Hibbett Sports, Inc. (a)(b)	1,921	46,008
Hudson Ltd., Class A (a)	3,363	53,505
J. Jill, Inc. (a)(b)	1,035	4,575
Kirkland's, Inc. (a)	1,302	12,616
Lithia Motors, Inc., Class A (b)	2,051	206,167
Lumber Liquidators Holdings, Inc. (a)(b)	2,470	59,082
MarineMax, Inc. (a)	2,047	39,814
Monro, Inc. (b)	2,712	145,363
National Vision Holdings, Inc. (a)	2,580	83,360
Office Depot, Inc.	43,596	93,731
Party City Holdco, Inc. (a)(b)	2,955	46,098
Pier 1 Imports, Inc. (b)	6,957	22,402
Rent-A-Center, Inc. (b)	4,092	35,314
RH (a)(b)	1,710	162,929
Shoe Carnival, Inc.	1,156	27,513
Sleep Number Corp. (a)	3,351	117,788
Sonic Automotive, Inc., Class A	2,180	41,311
Sportsman's Warehouse Holdings, Inc. (a)(b)	2,022	8,250
Tailored Brands, Inc.	4,129	103,473
Tile Shop Holdings, Inc.	2,986	17,916
Tilly's, Inc., Class A	827	9,345
Vitamin Shoppe, Inc. (a)(b)	1,983	8,626
Winmark Corp.	223	29,168
Zumiez, Inc. (a)	1,698	40,582
		4,016,490

Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	9,267	107,405

Avid Technology, Inc. (a)	2,494	11,323
CPI Card Group, Inc.	278	838
Cray, Inc. (a)	3,150	65,205
Diebold Nixdorf, Inc. (b)	6,637	102,210
Eastman Kodak Co. (a)(b)	1,582	8,464
Electronics For Imaging, Inc. (a)	4,061	110,987
Immersion Corp. (a)	2,323	27,760
Intevac, Inc. (a)	1,706	11,771
Pure Storage, Inc., Class A (a)	8,171	163,011
Quantum Corp. (a)	2,457	8,943
Stratasys Ltd. (a)(b)	4,388	88,550
Super Micro Computer, Inc. (a)	3,338	56,746
USA Technologies, Inc. (a)	4,133	37,197
		800,410

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co.	2,563	195,890
Crocs, Inc. (a)	5,941	96,541
Culp, Inc.	785	23,982
Deckers Outdoor Corp. (a)	2,700	243,081
Delta Apparel, Inc. (a)	555	10,001
Fossil Group, Inc. (a)	3,623	46,012
G-III Apparel Group Ltd. (a)	3,714	139,943
Iconix Brand Group, Inc. (a)	3,684	4,089
Movado Group, Inc.	1,238	47,539
Oxford Industries, Inc.	1,446	107,814
Perry Ellis International, Inc. (a)	933	24,071
Sequential Brands Group, Inc. (a)	2,800	5,838
Steven Madden Ltd.	5,084	223,188
Superior Uniform Group, Inc.	573	15,053
Unifi, Inc. (a)	1,199	43,464
Vera Bradley, Inc. (a)	1,814	19,247
Wolverine World Wide, Inc.	8,070	233,223
		1,478,976

Thrifts & Mortgage Finance - 2.1%
BankFinancial Corp.	1,183	20,087
Bear State Financial, Inc.	1,029	10,547
Beneficial Bancorp, Inc.	5,863	91,170
BofI Holding, Inc. (a)	5,179	209,905
BSB Bancorp, Inc. (a)	625	19,125
Capitol Federal Financial, Inc.	11,014	136,023
Charter Financial Corp.	1,280	26,099
Clifton Bancorp, Inc.	1,706	26,699
Dime Community Bancshares, Inc.	2,402	44,197
Entegra Financial Corp. (a)	555	16,095
ESSA Bancorp, Inc.	636	9,330
Essent Group Ltd. (a)	6,781	288,599

Federal Agricultural Mortgage Corp., Class C	669	58,216
First Defiance Financial Corp.	799	45,799
Flagstar Bancorp, Inc. (a)	1,712	60,605
Greene County Bancorp, Inc. (b)	235	8,625
Hingham Institution for Savings	102	21,012
Home Bancorp, Inc.	448	19,340
HomeStreet, Inc. (a)	2,092	59,936
Impac Mortgage Holdings, Inc. (a)(b)	665	5,254
Kearny Financial Corp.	6,548	85,124
LendingTree, Inc. (a)(b)	549	180,154
Luther Burbank Corp.	1,189	14,280
Malvern Bancorp, Inc. (a)	564	14,664
Merchants Bancorp	600	12,900
Meridian Bancorp, Inc.	3,759	75,744
Meta Financial Group, Inc.	787	85,940
MGIC Investment Corp. (a)	31,512	409,656
Nationstar Mortgage Holdings, Inc. (a)	2,532	45,475
NMI Holdings, Inc., Class A (a)	4,529	74,955
Northfield Bancorp, Inc.	3,620	56,508
Northwest Bancshares, Inc.	8,299	137,432
OceanFirst Financial Corp.	3,342	89,399
Oconee Federal Financial Corp. (b)	109	3,140
Ocwen Financial Corp. (a)(b)	8,291	34,159
Oritani Financial Corp.	3,473	53,311
PCSB Financial Corp. (a)	1,589	33,337
PennyMac Financial Services, Inc., Class A (a)	1,102	24,960
PHH Corp. (a)	2,773	29,006
Provident Bancorp, Inc. (a)	344	9,133
Provident Financial Holdings, Inc.	514	9,298
Provident Financial Services, Inc.	5,275	134,987
Prudential Bancorp, Inc.	713	12,934
Radian Group, Inc.	18,474	351,745
Riverview Bancorp, Inc.	1,689	15,775
SI Financial Group, Inc.	867	12,485
Southern Missouri Bancorp, Inc.	455	16,653
Sterling Bancorp, Inc.	1,471	19,873
Territorial Bancorp, Inc.	665	19,724
Timberland Bancorp, Inc.	546	16,598
TrustCo Bank Corp.	7,825	66,121
United Community Financial Corp.	3,416	33,682
United Financial Bancorp, Inc.	4,442	71,960
Walker & Dunlop, Inc.	2,377	141,241
Washington Federal, Inc.	7,265	251,369
Waterstone Financial, Inc.	2,330	40,309
Western New England Bancorp, Inc.	2,115	22,525
WSFS Financial Corp.	2,653	127,079
		4,010,298

Tobacco - 0.1%
Turning Point Brands, Inc.	464	9,020
Universal Corp.	2,076	100,686
Vector Group Ltd. (b)	8,409	171,460
		281,166

Trading Companies & Distributors - 1.3%
Aircastle Ltd.	4,177	82,955
Applied Industrial Technologies, Inc.	3,236	235,904
Beacon Roofing Supply, Inc. (a)	5,665	300,642
BMC Stock Holdings, Inc. (a)	5,748	112,373
CAI International, Inc. (a)	1,481	31,486
DXP Enterprises, Inc. (a)	1,272	49,544
EnviroStar, Inc.	308	12,089
Foundation Building Materials, Inc. (a)	1,140	16,997
GATX Corp.	3,263	223,483
GMS, Inc. (a)	2,747	83,948
H&E Equipment Services, Inc.	2,694	103,692
Herc Holdings, Inc. (a)	2,127	138,149
Huttig Building Products, Inc. (a)(b)	2,091	10,936
Kaman Corp.	2,318	143,994
Lawson Products, Inc. (a)	447	11,287
MRC Global, Inc. (a)	7,625	125,355
Nexeo Solutions, Inc. (a)	2,306	24,674
NOW, Inc. (a)	9,243	94,464
Rush Enterprises, Inc., Class A (a)	2,612	110,984
Rush Enterprises, Inc., Class B (a)	513	20,715
SiteOne Landscape Supply, Inc. (a)(b)	2,937	226,267
Textainer Group Holdings Ltd. (a)	2,237	37,917
Titan Machinery, Inc. (a)	1,521	35,835
Triton International Ltd.	4,084	124,970
Veritiv Corp. (a)	1,008	39,514
Willis Lease Finance Corp. (a)	332	11,381
		2,409,555

Water Utilities - 0.3%
American States Water Co.	3,156	167,457
AquaVenture Holdings Ltd. (a)(b)	599	7,440
Artesian Resources Corp., Class A	490	17,875
Cadiz, Inc. (a)(b)	1,834	24,759
California Water Service Group	4,151	154,625
Connecticut Water Service, Inc.	883	53,448
Consolidated Water Co. Ltd.	1,137	16,543
Global Water Resources, Inc.	641	5,750
Middlesex Water Co.	1,246	45,728
Pure Cycle Corp. (a)	1,502	14,194
SJW Group	1,344	70,842

York Water Co. (The)	992	30,752
		609,413

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	3,250	80,503
Shenandoah Telecommunications Co.	4,079	146,844
Spok Holdings, Inc.	1,597	23,875
		251,222

Total Common Stocks (Cost $128,772,244)		177,870,256

EXCHANGE-TRADED FUNDS - 2.6%
iShares Russell 2000 ETF	31,500	4,782,645

Total Exchange-Traded Funds (Cost $3,629,791)		4,782,645

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. Treasury Bill, 1.80%, 10/11/18 (d)	1,000,000	990,160

Total U.S. Treasury Obligations (Cost $990,350)		990,160

TIME DEPOSIT - 2.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	4,966,949	4,966,949

Total Time Deposit (Cost $4,966,949)		4,966,949

	SHARES	VALUE ($)
RIGHTS - 0.0% (e)
Biotechnology - 0.0% (e)
Chelsea Therapeutics International Ltd. CVR (a)(c)(f)	5,785	—
Dyax Corp. CVR, Exp. 12/31/19 (a)(c)(f)	11,242	12,479
Tobira Therapeutics, Inc. CVR (a)(c)(f)	690	9,480
		21,959

Electrical Equipment - 0.0% (e)
Babcock & Wilcox Enterprises, Inc., Exp. 4/30/18 (a)(b)	4,296	8,240

Pharmaceuticals - 0.0% (e)
Forest Laboratories, Inc. CVR (a)(c)(f)	1,024	—
Omthera Pharmaceutical, Inc. CVR (a)(c)(f)	508	305
		305

Total Rights (Cost $12,520)		30,504

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio	11,514,055	11,514,055

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $11,514,055)		11,514,055

TOTAL INVESTMENTS (Cost $149,885,909) - 106.3%		200,154,569
Other assets and liabilities, net - (6.3%)		(11,881,186)
NET ASSETS - 100.0%		188,273,383

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $28,297,377 and the total market value of the collateral received by the Portfolio was $28,730,712, including cash collateral of $11,514,055 and non-cash U.S. Government and/or agencies securities collateral of $17,216,657.

(c) For fair value measurement disclosure purposes, security is categorized as Level 3.
(d) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(e) Amount is less than 0.05%.
(f) Restricted security. Total market value of the restricted securities amounts to $22,264, which represents less than 0.05% of the net assets of the Portfolio as of March 31, 2018.

Abbreviations:
CVR:	Contingent Value Rights

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	81	Jun-18	6,201,360	(292,230)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Chelsea Therapeutics International Ltd. CVR	6/24/14	—
Dyax Corp. CVR, Exp. 12/31/19	1/25/16	12,479
Forest Laboratories, Inc. CVR	4/14/11	—
Omthera Pharmaceutical, Inc. CVR	7/19/13	—
Tobira Therapeutics, Inc. CVR	11/2/16	41

During the fiscal year to date ended March 31, 2018, the Portfolio used futures contracts to provide equity market exposure for uncommitted cash balances.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $292,230.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$177,870,256	(2)	$—	$—	$177,870,256
Exchange-Traded Funds	4,782,645		—	—	4,782,645
U.S. Treasury Obligations	—		990,160	—	990,160
Time Deposit	—		4,966,949	—	4,966,949
Rights	8,240		—	22,264	30,504
Short Term Investment of Cash Collateral for Securities Loaned	11,514,055		—	—	11,514,055
Total Investments	$194,175,196		$5,957,109	$22,264	$200,154,569

Liabilities
Futures Contracts(3)	$(292,230)		$—	$—	$(292,230)
(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended March 31, 2018.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.1%
Australia - 6.5%
AGL Energy Ltd.	6,879	115,296
Alumina Ltd.	14,501	26,607
Amcor Ltd.	11,722	128,360
AMP Ltd.	27,547	106,309
APA Group	11,361	69,177
Aristocrat Leisure Ltd.	5,521	103,080
ASX Ltd.	1,973	85,505
Aurizon Holdings Ltd.	20,921	68,635
AusNet Services	18,034	23,326
Australia & New Zealand Banking Group Ltd.	29,175	607,229
Bank of Queensland Ltd.	3,884	32,969
Bendigo & Adelaide Bank Ltd.	4,706	35,831
BGP Holdings plc (a) (c)	77,172	—
BHP Billiton Ltd.	29,723	658,825
BlueScope Steel Ltd.	2,854	33,578
Boral Ltd.	10,917	62,973
Brambles Ltd.	16,054	123,902
Caltex Australia Ltd.	2,659	64,590
Challenger Ltd.	5,824	52,159
CIMIC Group Ltd.	1,008	34,693
Coca-Cola Amatil Ltd.	5,839	39,100
Cochlear Ltd.	583	81,881
Commonwealth Bank of Australia	17,216	962,749
Computershare Ltd.	4,753	63,740
Crown Resorts Ltd.	3,713	36,466
CSL Ltd.	4,383	528,057
Dexus	9,869	71,064
Domino's Pizza Enterprises Ltd. (b)	625	20,139
Flight Centre Travel Group Ltd. (b)	565	24,872
Fortescue Metals Group Ltd. (b)	15,873	53,471
Goodman Group	18,131	117,890
GPT Group (The)	18,331	67,183
Harvey Norman Holdings Ltd. (b)	5,671	16,214
Healthscope Ltd.	17,690	26,505
Incitec Pivot Ltd.	17,202	46,816
Insurance Australia Group Ltd.	24,790	143,532
Lend Lease Group	5,640	75,616
Macquarie Group Ltd.	3,100	247,185
Medibank Pvt Ltd.	28,079	63,024
Mirvac Group	37,741	62,721
National Australia Bank Ltd.	24,565	542,310

Newcrest Mining Ltd.	5,068	76,438
Oil Search Ltd.	13,972	77,610
Orica Ltd.	3,807	52,402
Origin Energy Ltd. (c)	13,005	87,765
QBE Insurance Group Ltd.	9,679	72,212
Ramsay Health Care Ltd.	1,442	69,473
REA Group Ltd.	537	32,970
Rio Tinto Ltd.	4,756	269,438
Santos Ltd. (c)	16,283	64,220
Scentre Group	53,893	159,033
Seek Ltd.	3,336	48,116
Sonic Healthcare Ltd.	4,020	71,131
South32 Ltd.	54,280	136,415
Stockland	24,388	75,673
Suncorp Group Ltd.	13,117	135,282
Sydney Airport	11,138	57,748
TABCORP Holdings Ltd. (b)	20,422	69,253
Telstra Corp. Ltd.	32,005	77,474
TPG Telecom Ltd. (b)	3,460	14,701
Transurban Group	23,430	206,620
Treasury Wine Estates Ltd.	7,525	98,316
Vicinity Centres	34,307	63,766
Wesfarmers Ltd.	11,398	365,247
Westfield Corp.	19,982	131,065
Westpac Banking Corp.	33,179	734,896
Woodside Petroleum Ltd.	7,674	174,026
Woolworths Group Ltd.	9,527	193,370
		9,338,239

Austria - 0.2%
Erste Group Bank AG	3,045	153,082
OMV AG	1,501	87,549
Raiffeisen Bank International AG (c)	1,194	46,506
Voestalpine AG	1,159	60,798
		347,935

Belgium - 1.2%
Ageas	1,987	102,538
Anheuser-Busch InBev SA/NV	7,281	800,522
Colruyt SA	686	37,970
Groupe Bruxelles Lambert SA	572	65,421
KBC Groep NV	2,956	257,405
Proximus	1,550	48,193
Solvay SA	755	104,930
Telenet Group Holding NV (c)	537	35,896
UCB SA	1,289	104,974
Umicore SA	1,940	102,772
		1,660,621

China - 0.0% (d)
Minth Group Ltd.	2,000	9,176

Denmark - 1.8%
AP Moller - Maersk A/S, Class A	38	55,983
AP Moller - Maersk A/S, Class B	66	102,998
Carlsberg A/S, Class B	1,090	130,140
Chr Hansen Holding A/S	1,008	87,239
Coloplast A/S, Class B	1,211	102,713
Danske Bank A/S	6,970	261,154
DSV A/S	1,937	152,923
Genmab A/S (c)	579	124,743
ISS A/S	1,703	63,248
Novo Nordisk A/S, Class B	18,114	890,953
Novozymes A/S, Class B	2,351	122,394
Orsted A/S (e)	1,584	103,058
Pandora A/S	1,125	121,721
TDC A/S (c)	8,279	68,605
Tryg A/S	1,180	27,493
Vestas Wind Systems A/S	2,242	160,419
William Demant Holding A/S (c)	1,220	45,445
		2,621,229

Finland - 1.0%
Elisa Oyj	1,450	65,582
Fortum Oyj (b)	4,528	97,275
Kone Oyj, Class B	2,681	133,803
Metso Oyj	1,149	36,251
Neste Oyj (b)	1,307	90,974
Nokia Oyj	48,318	266,817
Nokian Renkaat Oyj (b)	1,167	52,999
Orion Oyj, Class B (b)	1,045	31,990
Sampo Oyj, Class A	3,659	203,853
Stora Enso Oyj, Class R (b)	5,616	103,258
UPM-Kymmene Oyj	5,441	201,719
Wartsila Oyj Abp	4,524	99,959
		1,384,480

France - 10.0%
Accor SA	1,729	93,409
Aeroports de Paris	302	65,794
Air Liquide SA	4,328	531,121
Alstom SA	946	42,667
Amundi SA (e)	600	48,184
Arkema SA	692	90,340
Atos SE	898	123,034
AXA SA	19,630	521,824

BNP Paribas SA	11,037	818,511
Bollore SA	8,863	47,279
Bouygues SA	2,111	105,842
Bureau Veritas SA	2,703	70,262
Capgemini SE	1,696	211,617
Carrefour SA (b)	4,744	98,390
Casino Guichard-Perrachon SA (b)	577	28,261
Cie de Saint-Gobain	5,114	270,045
Cie Generale des Etablissements Michelin SCA	1,804	267,069
CNP Assurances	1,750	44,177
Credit Agricole SA	11,374	185,453
Danone SA	5,975	484,466
Dassault Aviation SA	9	17,194
Dassault Systemes SE	1,309	178,015
Edenred	2,118	73,669
Eiffage SA	600	68,335
Electricite de France SA	2,649	38,354
Engie SA	16,794	280,434
Essilor International Cie Generale d'Optique SA	2,096	282,752
Eurazeo SA	433	39,869
Eutelsat Communications SA	1,779	35,261
Faurecia SA	500	40,458
Fonciere des Regions	345	38,060
Gecina SA	419	72,710
Getlink SE	4,766	68,039
Hermes International	172	101,953
Icade SA	377	36,601
Iliad SA	269	55,689
Imerys SA	365	35,472
Ingenico Group	559	45,372
Ipsen SA	400	62,174
JC Decaux SA	757	26,325
Kering SA	766	367,386
Klepierre SA	1,998	80,534
L'Oreal SA	2,116	477,917
Lagardere SCA	1,203	34,363
Legrand SA	2,703	212,079
LVMH Moet Hennessy Louis Vuitton SE	2,766	852,407
Natixis SA	9,571	78,533
Orange SA	19,389	329,571
Pernod-Ricard SA	2,149	357,826
Peugeot SA	4,946	119,097
Publicis Groupe SA	1,770	123,248
Remy Cointreau SA	223	31,810
Renault SA	1,945	236,021
Rexel SA	3,081	52,191
Safran SA	3,165	335,900

Sanofi SA	11,210	899,491
Schneider Electric SE	5,031	443,037
SCOR SE	1,663	67,892
SEB SA	228	43,610
Societe BIC SA	293	29,126
Societe Generale SA	7,766	421,774
Sodexo SA	933	93,905
Suez	3,330	48,251
Teleperformance	300	46,523
Thales SA	1,075	130,960
Total SA	23,140	1,326,376
Ubisoft Entertainment SA (c)	936	79,216
Unibail-Rodamco SE	988	225,682
Valeo SA	2,412	159,554
Veolia Environnement SA	4,847	115,152
Vinci SA	5,124	504,688
Vivendi SA	10,418	270,189
Wendel SA	285	44,441
		14,383,231

Germany - 9.6%
1&1 Drillisch AG	500	33,736
adidas AG	1,905	463,481
Allianz SE	4,607	1,041,445
Axel Springer SE	440	36,807
BASF SE	8,862	898,760
Bayer AG	8,292	934,788
Bayerische Motoren Werke AG	3,351	364,487
Bayerische Motoren Werke AG, PFC Shares	555	52,081
Beiersdorf AG	1,027	116,387
Brenntag AG	1,575	93,763
Commerzbank AG (c)	10,853	140,897
Continental AG	1,113	307,423
Covestro AG (e)	1,139	112,154
Daimler AG	9,674	824,225
Deutsche Bank AG	17,350	242,040
Deutsche Boerse AG	1,953	266,981
Deutsche Lufthansa AG	2,376	75,955
Deutsche Post AG	9,820	430,109
Deutsche Telekom AG	33,138	542,161
Deutsche Wohnen SE	3,440	160,510
E.ON SE	16,220	180,238
Evonik Industries AG	1,650	58,185
Fraport AG Frankfurt Airport Services Worldwide	424	41,845
Fresenius Medical Care AG & Co. KGaA	2,173	221,934
Fresenius SE & Co. KGaA	4,147	317,100
Fuchs Petrolub SE, PFC Shares	708	38,434

GEA Group AG	2,272	96,621
Hannover Rueck SE	614	83,769
HeidelbergCement AG	1,506	147,952
Henkel AG & Co. KGaA	1,059	133,417
Henkel AG & Co. KGaA, PFC Shares	1,728	227,151
Hochtief AG	211	39,442
Hugo Boss AG	681	59,327
Infineon Technologies AG	11,462	308,250
Innogy SE (e)	1,405	66,596
K&S AG	3,011	86,964
Lanxess AG	933	71,520
Linde AG (c)	1,192	251,880
Merck KGAA	1,308	125,500
METRO AG	1,817	32,143
MTU Aero Engines AG	300	50,561
Muenchener Rueckversicherungs-Gesellschaft AG	1,630	379,042
OSRAM Licht AG	907	66,744
Porsche Automobil Holding SE, PFC Shares	1,254	104,531
ProSiebenSat.1 Media SE	2,358	81,673
RWE AG (c)	4,589	113,432
SAP SE	10,009	1,050,762
Schaeffler AG, PFC Shares	1,692	26,131
Siemens AG	7,887	1,006,360
Symrise AG	1,257	101,213
Telefonica Deutschland Holding AG (e)	7,582	35,627
ThyssenKrupp AG	3,750	97,920
TUI AG	5,085	109,041
Uniper SE	996	30,353
United Internet AG	1,254	79,015
Volkswagen AG	330	66,050
Volkswagen AG, PFC Shares	1,662	331,260
Vonovia SE	4,716	233,865
Wirecard AG	688	81,557
Zalando SE (c)(e)	881	48,075
		13,819,670

Hong Kong - 3.6%
AIA Group Ltd.	122,166	1,044,357
ASM Pacific Technology Ltd.	5,474	77,119
Bank of East Asia Ltd. (The)	3,710	14,866
BOC Hong Kong Holdings Ltd.	40,956	200,921
CK Asset Holdings Ltd.	29,747	251,037
CK Hutchison Holdings Ltd.	21,347	256,490
CK Infrastructure Holdings Ltd.	6,756	55,374
CLP Holdings Ltd.	15,622	159,282
First Pacific Co. Ltd.	21,797	11,846
Galaxy Entertainment Group Ltd.	23,913	219,490

Genting Singapore plc	61,654	51,137
Hang Lung Group Ltd.	8,939	29,315
Hang Lung Properties Ltd.	22,926	53,808
Hang Seng Bank Ltd.	6,440	149,631
Henderson Land Development Co. Ltd.	12,237	80,239
HK Electric Investments & HK Electric Investments Ltd. (e)	27,027	26,139
HKT Trust & HKT Ltd.	27,020	33,997
Hong Kong & China Gas Co. Ltd.	84,956	175,074
Hong Kong Exchanges & Clearing Ltd.	12,306	405,323
Hongkong Land Holdings Ltd.	11,994	82,867
Hysan Development Co. Ltd.	6,398	33,953
Jardine Matheson Holdings Ltd.	2,519	155,237
Jardine Strategic Holdings Ltd.	2,100	80,732
Kerry Properties Ltd.	6,621	29,940
Link	22,689	194,484
Melco Resorts & Entertainment, Ltd. ADR	1,940	56,221
MGM China Holdings Ltd.	9,686	25,192
MTR Corp. Ltd.	11,981	64,675
New World Development Co. Ltd.	57,431	81,854
NWS Holdings Ltd.	15,628	28,466
PCCW Ltd.	42,738	24,804
Power Assets Holdings Ltd.	11,042	98,642
Sands China Ltd.	19,483	105,877
Shangri-La Asia Ltd.	12,775	25,939
Sino Land Co. Ltd.	31,433	50,948
Sun Hung Kai Properties Ltd.	13,652	216,698
Swire Pacific Ltd., Class A	4,537	45,944
Swire Properties Ltd.	11,929	41,956
Techtronic Industries Co. Ltd.	14,025	82,314
WH Group Ltd. (e)	81,549	87,379
Wharf Holdings Ltd. (The)	13,906	48,147
Wharf Real Estate Investment Co. Ltd. (c)	13,906	90,895
Wheelock & Co. Ltd.	8,286	60,778
Wynn Macau Ltd.	15,891	58,244
Yue Yuen Industrial Holdings Ltd.	7,565	30,309
		5,197,940

Ireland - 1.1%
AIB Group plc	8,000	48,151
Bank of Ireland Group plc (c)	9,350	81,933
CRH plc	8,398	284,456
DCC plc	904	83,292
Experian plc	8,558	185,081
James Hardie Industries plc CDI	4,543	80,627
Kerry Group plc, Class A	1,614	163,661
Paddy Power Betfair plc	811	83,303
Ryanair Holdings plc (c)	1,686	33,221

Shire plc	9,456	470,624
		1,514,349

Israel - 0.4%
Azrieli Group Ltd.	432	20,767
Bank Hapoalim BM	10,868	74,738
Bank Leumi Le-Israel BM	14,751	89,103
Bezeq The Israeli Telecommunication Corp. Ltd.	21,147	27,104
Check Point Software Technologies Ltd. (c)	1,301	129,241
Elbit Systems Ltd.	237	28,537
Frutarom Industries Ltd.	387	35,584
Mizrahi Tefahot Bank Ltd.	1,418	27,163
Nice Ltd.	610	56,996
Teva Pharmaceutical Industries Ltd.	4,374	74,633
Teva Pharmaceutical Industries Ltd. ADR	941	16,082
		579,948

Italy - 2.1%
Assicurazioni Generali SpA	11,841	227,610
Atlantia SpA	4,209	130,422
Enel SpA	82,329	503,788
Eni SpA	21,945	386,567
Ferrari NV	1,252	150,505
Intesa Sanpaolo SpA	128,425	467,596
Intesa Sanpaolo SpA, PFC Shares	9,507	36,011
Leonardo SpA	4,126	47,718
Luxottica Group SpA	1,726	107,227
Mediobanca Banca di Credito Finanziario SpA	5,772	67,858
Poste Italiane SpA (e)	5,326	48,650
Prysmian SpA	1,988	62,427
Snam SpA	31,310	143,926
Telecom Italia SpA (c)	103,232	98,018
Telecom Italia SpA, PFC Shares	61,458	51,168
Terna Rete Elettrica Nazionale SpA	15,370	89,820
UniCredit SpA (c)	19,318	403,768
UnipolSai Assicurazioni SpA	11,540	27,439
		3,050,518

Japan - 24.4%
ABC-Mart, Inc.	336	22,127
Acom Co. Ltd. (b)(c)	4,068	18,268
AEON Co. Ltd. (b)	6,667	118,572
AEON Financial Service Co. Ltd.	1,135	26,317
AEON Mall Co. Ltd.	1,161	24,418
Air Water, Inc.	1,519	29,691
Aisin Seiki Co. Ltd.	1,952	106,526
Ajinomoto Co., Inc.	5,499	99,863
Alfresa Holdings Corp. (b)	1,916	43,265

Alps Electric Co. Ltd.	1,919	47,503
Amada Holdings Co. Ltd.	3,469	42,167
ANA Holdings, Inc.	1,183	45,841
Aozora Bank Ltd.	1,206	48,404
Asahi Glass Co. Ltd.	2,056	86,161
Asahi Group Holdings Ltd.	3,915	210,543
Asahi Kasei Corp.	12,870	172,018
Asics Corp.	1,631	30,379
Astellas Pharma, Inc.	19,701	301,346
Bandai Namco Holdings, Inc.	2,037	65,925
Bank of Kyoto Ltd. (The)	618	35,021
Benesse Holdings, Inc.	678	24,665
Bridgestone Corp.	6,284	276,457
Brother Industries Ltd.	2,405	55,766
Calbee, Inc.	818	27,795
Canon, Inc.	8,800	319,249
Casio Computer Co. Ltd. (b)	1,531	22,806
Central Japan Railway Co.	1,359	259,355
Chiba Bank Ltd. (The)	7,141	58,384
Chubu Electric Power Co., Inc.	6,569	94,276
Chugai Pharmaceutical Co. Ltd.	2,282	115,853
Chugoku Electric Power Co., Inc. (The) (b)	2,837	34,658
Coca-Cola Bottlers Japan Holdings, Inc.	1,900	78,465
Concordia Financial Group Ltd.	11,931	67,368
Credit Saison Co. Ltd.	1,512	25,307
Dai Nippon Printing Co. Ltd.	2,705	56,212
Dai-ichi Life Holdings, Inc.	10,913	201,470
Daicel Corp.	2,854	31,340
Daifuku Co. Ltd.	1,000	59,287
Daiichi Sankyo Co. Ltd.	6,100	204,630
Daikin Industries Ltd.	2,373	263,624
Daito Trust Construction Co. Ltd.	716	121,911
Daiwa House Industry Co. Ltd.	5,132	197,702
Daiwa Securities Group, Inc. (b)	16,944	109,050
DeNA Co., Ltd. (b)	1,068	19,451
Denso Corp.	4,822	265,231
Dentsu, Inc.	2,205	97,445
Don Quijote Holdings Co. Ltd.	1,209	69,288
East Japan Railway Co.	3,150	294,506
Eisai Co. Ltd.	2,551	164,250
Electric Power Development Co. Ltd.	1,493	38,483
FamilyMart UNY Holdings Co. Ltd.	833	69,403
FANUC Corp.	1,762	453,456
Fast Retailing Co. Ltd.	536	215,329
Fuji Electric Co. Ltd.	5,708	39,326
FUJIFILM Holdings Corp.	4,027	160,813
Fujitsu Ltd.	18,994	115,425

Fukuoka Financial Group, Inc.	7,889	43,217
Hachijuni Bank Ltd. (The)	4,168	22,652
Hakuhodo DY Holdings, Inc.	2,178	30,065
Hamamatsu Photonics KK	1,451	55,821
Hankyu Hanshin Holdings, Inc.	2,462	92,212
Hikari Tsushin, Inc.	219	35,326
Hino Motors Ltd.	2,636	34,280
Hirose Electric Co. Ltd. (b)	342	47,247
Hisamitsu Pharmaceutical Co., Inc.	630	48,701
Hitachi Chemical Co. Ltd.	1,062	23,725
Hitachi Construction Machinery Co. Ltd.	1,096	42,543
Hitachi High-Technologies Corp.	702	33,372
Hitachi Ltd.	48,924	356,343
Hitachi Metals Ltd.	2,186	25,692
Honda Motor Co. Ltd.	16,601	574,670
Hoshizaki Corp.	316	28,172
HOYA Corp.	4,023	203,212
Hulic Co. Ltd.	3,040	33,129
Idemitsu Kosan Co. Ltd.	897	34,320
IHI Corp.	1,498	46,736
Iida Group Holdings Co. Ltd. (b)	1,500	28,039
INPEX Corp.	9,691	120,259
Isetan Mitsukoshi Holdings Ltd.	3,424	37,889
Isuzu Motors Ltd.	6,055	92,771
ITOCHU Corp.	15,148	295,797
J Front Retailing Co. Ltd.	2,460	41,548
Japan Airlines Co. Ltd.	1,220	49,674
Japan Exchange Group, Inc.	5,318	99,575
Japan Post Bank Co. Ltd.	4,000	54,284
Japan Post Holdings Co. Ltd.	2,700	32,812
Japan Prime Realty Investment Corp.	8	29,064
Japan Real Estate Investment Corp.	13	67,577
Japan Retail Fund Investment Corp.	25	48,478
Japan Tobacco, Inc.	6,134	175,230
JFE Holdings, Inc.	5,325	107,412
JGC Corp. (b)	2,113	46,005
JSR Corp.	1,959	44,089
JTEKT Corp.	2,275	33,522
JXTG Holdings, Inc.	29,238	178,252
Kajima Corp.	9,163	86,145
Kakaku.com, Inc.	1,455	25,750
Kamigumi Co. Ltd.	1,188	26,631
Kaneka Corp.	2,854	28,390
Kansai Electric Power Co., Inc. (The)	7,178	93,849
Kansai Paint Co. Ltd. (b)	2,223	51,959
Kao Corp.	5,301	397,964
Kawasaki Heavy Industries Ltd.	1,447	46,694

KDDI Corp.	18,567	478,182
Keihan Holdings Co. Ltd.	1,038	32,204
Keikyu Corp. (b)	2,389	41,991
Keio Corp.	1,179	50,815
Keisei Electric Railway Co. Ltd.	1,406	43,278
Keyence Corp.	1,000	624,658
Kikkoman Corp.	1,501	60,854
Kintetsu Group Holdings Co. Ltd.	1,546	60,745
Kirin Holdings Co. Ltd.	8,326	221,655
Kobe Steel Ltd. (c)	3,157	31,315
Koito Manufacturing Co. Ltd. (b)	1,147	80,100
Komatsu Ltd.	9,346	313,081
Konami Holdings Corp.	951	48,431
Konica Minolta, Inc.	4,612	39,206
Kose Corp. (b)	308	64,749
Kubota Corp.	10,711	188,809
Kuraray Co. Ltd.	3,618	62,730
Kurita Water Industries Ltd.	1,032	33,316
Kyocera Corp.	3,248	184,155
Kyowa Hakko Kirin Co. Ltd.	2,644	57,421
Kyushu Electric Power Co., Inc.	4,351	52,549
Kyushu Financial Group, Inc.	3,543	17,695
Lawson, Inc. (b)	364	24,884
LINE Corp. (b)(c)	439	17,277
Lion Corp.	2,422	49,704
LIXIL Group Corp.	2,713	60,182
M3, Inc.	1,979	90,931
Mabuchi Motor Co. Ltd.	499	24,824
Makita Corp.	2,284	113,136
Marubeni Corp.	16,833	122,924
Marui Group Co. Ltd. (b)	2,130	42,952
Maruichi Steel Tube Ltd.	575	17,523
Mazda Motor Corp. (b)	5,810	77,702
McDonald’s Holdings Company (Japan), Ltd.	677	32,040
Mebuki Financial Group, Inc.	9,500	36,902
Medipal Holdings Corp.	1,745	36,420
MEIJI Holdings Co. Ltd.	1,167	89,645
MINEBEA MITSUMI, Inc. (b)	3,459	74,374
MISUMI Group, Inc.	2,280	63,146
Mitsubishi Chemical Holdings Corp.	13,822	134,577
Mitsubishi Corp.	15,290	411,592
Mitsubishi Electric Corp.	19,560	317,470
Mitsubishi Estate Co. Ltd.	10,868	182,055
Mitsubishi Gas Chemical Co., Inc.	1,848	44,597
Mitsubishi Heavy Industries Ltd.	2,544	98,094
Mitsubishi Materials Corp. (b)	1,139	33,763
Mitsubishi Motors Corp.	6,788	48,544

Mitsubishi Tanabe Pharma Corp.	1,789	36,144
Mitsubishi UFJ Financial Group, Inc.	117,576	781,365
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,566	27,353
Mitsui & Co. Ltd.	17,275	297,266
Mitsui Chemicals, Inc.	1,875	59,530
Mitsui Fudosan Co. Ltd.	6,731	162,495
Mitsui OSK Lines Ltd.	1,168	33,169
Mixi, Inc.	472	17,660
Mizuho Financial Group, Inc.	217,114	395,664
MS&AD Insurance Group Holdings, Inc.	4,628	143,762
Murata Manufacturing Co. Ltd.	1,338	184,687
Nabtesco Corp.	1,148	44,713
Nagoya Railroad Co. Ltd. (b)	1,875	47,845
NEC Corp.	2,655	74,629
Nexon Co. Ltd. (c)	3,550	60,186
NGK Insulators Ltd.	2,671	46,267
NGK Spark Plug Co. Ltd. (b)	1,823	43,927
NH Foods Ltd. (b)	884	36,277
Nidec Corp.	2,414	371,535
Nikon Corp.	3,474	62,796
Nintendo Co. Ltd. (b)	1,047	465,154
Nippon Building Fund, Inc.	12	66,562
Nippon Electric Glass Co. Ltd.	862	24,988
Nippon Express Co. Ltd.	846	55,975
Nippon Paint Holdings Co. Ltd. (b)	1,658	61,069
Nippon Prologis REIT, Inc.	10	21,719
Nippon Steel & Sumitomo Metal Corp.	8,176	179,503
Nippon Telegraph & Telephone Corp.	7,002	326,665
Nippon Yusen KK	1,647	32,337
Nissan Chemical Industries Ltd.	1,247	51,802
Nissan Motor Co. Ltd. (b)	19,943	205,854
Nisshin Seifun Group, Inc.	2,017	40,080
Nissin Foods Holdings Co. Ltd.	598	41,490
Nitori Holdings Co. Ltd.	816	143,099
Nitto Denko Corp.	1,670	126,217
NOK Corp.	970	18,942
Nomura Holdings, Inc.	36,757	214,342
Nomura Real Estate Holdings, Inc.	1,270	29,821
Nomura Real Estate Master Fund, Inc.	40	55,669
Nomura Research Institute Ltd.	1,300	61,424
NSK Ltd.	4,496	60,486
NTT Data Corp.	6,430	67,565
NTT DoCoMo, Inc.	12,524	319,280
Obayashi Corp.	6,620	72,925
Obic Co. Ltd.	660	55,617
Odakyu Electric Railway Co. Ltd. (b)	3,005	61,216
Oji Holdings Corp.	8,273	53,322

Olympus Corp. (b)	2,969	113,532
Omron Corp.	1,963	114,750
Ono Pharmaceutical Co. Ltd.	4,205	133,790
Oracle Corp. Japan	389	32,285
Oriental Land Co. Ltd.	2,224	227,553
ORIX Corp. (b)	13,402	240,177
Osaka Gas Co. Ltd. (b)	3,823	76,035
Otsuka Corp.	1,064	54,246
Otsuka Holdings Co. Ltd.	3,952	198,231
Panasonic Corp.	22,347	320,914
Park24 Co. Ltd. (b)	1,041	28,406
Pola Orbis Holdings, Inc.	932	38,852
Rakuten, Inc.	9,485	78,380
Recruit Holdings Co. Ltd.	11,157	279,635
Resona Holdings, Inc.	22,511	120,996
Ricoh Co. Ltd.	6,835	67,522
Rinnai Corp.	346	32,906
Rohm Co. Ltd.	907	86,093
Ryohin Keikaku Co. Ltd.	243	81,184
Santen Pharmaceutical Co. Ltd.	3,800	63,635
SBI Holdings, Inc. (b)	2,175	51,104
Secom Co. Ltd.	1,648	122,752
Seibu Holdings, Inc.	1,744	30,577
Seiko Epson Corp.	2,852	49,425
Sekisui Chemical Co. Ltd.	4,164	73,024
Sekisui House Ltd.	4,350	79,595
Seven & I Holdings Co. Ltd.	7,826	335,206
Seven Bank Ltd.	6,071	19,476
Sharp Corp. (c)	1,524	45,643
Shimadzu Corp.	2,414	66,590
Shimamura Co. Ltd.	225	28,055
Shimano, Inc.	750	108,230
Shimizu Corp.	5,627	50,197
Shin-Etsu Chemical Co. Ltd.	3,936	410,561
Shinsei Bank Ltd.	1,822	28,265
Shionogi & Co. Ltd.	2,721	141,692
Shiseido Co. Ltd.	3,874	248,777
Shizuoka Bank Ltd. (The)	5,425	52,170
Showa Shell Sekiyu KK	1,921	26,150
SMC Corp.	579	235,537
SoftBank Group Corp.	8,422	628,208
Sohgo Security Services Co. Ltd.	728	35,776
Sompo Holdings, Inc.	3,199	128,897
Sony Corp.	12,480	614,020
Sony Financial Holdings, Inc.	1,774	32,393
Stanley Electric Co. Ltd.	1,534	57,597
Start Today Co. Ltd.	1,807	47,032

Subaru Corp.	5,228	173,061
Sumitomo Chemical Co. Ltd.	16,034	93,024
Sumitomo Corp.	12,025	201,449
Sumitomo Dainippon Pharma Co. Ltd.	1,622	27,096
Sumitomo Electric Industries Ltd.	7,690	117,530
Sumitomo Heavy Industries Ltd.	1,127	43,060
Sumitomo Metal Mining Co. Ltd. (b)	2,520	104,231
Sumitomo Mitsui Financial Group, Inc.	13,197	559,873
Sumitomo Mitsui Trust Holdings, Inc.	2,582	105,550
Sumitomo Realty & Development Co. Ltd.	3,468	129,587
Sumitomo Rubber Industries Ltd.	1,743	32,136
Sundrug Co. Ltd. (b)	752	35,198
Suntory Beverage & Food Ltd.	1,417	68,980
Suruga Bank Ltd.	1,775	24,911
Suzuken Co. Ltd.	790	33,242
Suzuki Motor Corp. (b)	3,478	188,832
Sysmex Corp.	1,593	144,743
T&D Holdings, Inc.	5,906	93,942
Taiheiyo Cement Corp.	1,231	44,217
Taisei Corp.	2,149	110,221
Taisho Pharmaceutical Holdings Co. Ltd.	367	36,284
Taiyo Nippon Sanso Corp.	1,324	20,061
Takashimaya Co. Ltd.	5,081	48,842
Takeda Pharmaceutical Co. Ltd.	7,200	351,081
TDK Corp.	1,255	111,806
Teijin Ltd.	1,907	36,238
Terumo Corp.	3,459	179,909
THK Co. Ltd.	1,228	51,085
Tobu Railway Co. Ltd.	1,973	60,284
Toho Co. Ltd.	1,156	38,477
Toho Gas Co. Ltd.	772	24,130
Tohoku Electric Power Co., Inc. (b)	4,614	62,765
Tokio Marine Holdings, Inc.	6,900	312,866
Tokyo Electric Power Co. Holdings, Inc. (c)	15,000	58,755
Tokyo Electron Ltd.	1,588	293,766
Tokyo Gas Co. Ltd.	3,962	105,865
Tokyo Tatemono Co. Ltd.	2,101	31,803
Tokyu Corp.	5,415	85,271
Tokyu Fudosan Holdings Corp.	5,227	37,608
Toppan Printing Co. Ltd.	5,348	43,960
Toray Industries, Inc.	14,862	141,374
Toshiba Corp. (c)	40,748	118,851
TOTO Ltd.	1,443	75,658
Toyo Seikan Group Holdings Ltd. (b)	1,665	24,844
Toyo Suisan Kaisha Ltd.	904	35,723
Toyoda Gosei Co. Ltd.	662	15,332
Toyota Industries Corp.	1,661	100,415

Toyota Motor Corp.	25,430	1,651,212
Toyota Tsusho Corp.	2,165	73,165
Trend Micro, Inc.	1,144	67,464
Tsuruha Holdings, Inc.	372	53,539
Unicharm Corp.	4,114	118,662
United Urban Investment Corp.	29	45,428
USS Co. Ltd.	2,235	45,745
West Japan Railway Co.	1,678	118,965
Yahoo Japan Corp.	14,517	67,953
Yakult Honsha Co. Ltd.	896	67,163
Yamada Denki Co. Ltd. (b)	6,405	38,921
Yamaguchi Financial Group, Inc. (b)	2,021	25,010
Yamaha Corp.	1,709	75,067
Yamaha Motor Co. Ltd.	2,854	84,912
Yamato Holdings Co. Ltd.	3,564	89,585
Yamazaki Baking Co. Ltd.	1,347	28,220
Yaskawa Electric Corp.	2,583	117,153
Yokogawa Electric Corp.	2,328	47,201
Yokohama Rubber Co. Ltd. (The)	1,123	26,027
		35,118,474

Luxembourg - 0.3%
ArcelorMittal (c)	4,348	138,102
Eurofins Scientific SE	110	57,967
Millicom International Cellular SA SDR	674	46,125
SES SA FDR (b)	3,714	50,273
Tenaris SA	4,814	83,215
		375,682

Netherlands - 6.2%
ABN AMRO Group NV (e)	2,854	86,058
Aegon NV	18,607	125,538
AerCap Holdings NV (c)	1,228	62,284
Airbus SE	5,865	678,919
Akzo Nobel NV	2,506	236,774
Altice NV, Class A (b)(c)	3,767	31,132
ASML Holding NV	3,954	784,052
Boskalis Westminster	896	26,262
CNH Industrial NV	10,421	128,773
EXOR NV	1,097	78,089
Fiat Chrysler Automobiles NV	9,199	187,625
Heineken Holding NV	1,027	105,893
Heineken NV	2,142	230,381
ING Groep NV	38,754	653,981
Koninklijke Ahold Delhaize NV	13,726	325,250
Koninklijke DSM NV	1,849	183,785
Koninklijke KPN NV	34,831	104,736
Koninklijke Philips NV	9,600	367,603

Koninklijke Vopak NV	716	35,156
NN Group NV	3,190	141,731
NXP Semiconductors NV (c)	2,976	348,192
QIAGEN NV	2,172	70,217
Randstad Holding NV (b)	1,212	79,822
Royal Dutch Shell plc, Class A	45,251	1,431,676
Royal Dutch Shell plc, Class B	37,500	1,206,692
STMicroelectronics NV	8,261	183,838
Unilever NV	15,129	853,963
Wolters Kluwer NV	3,078	163,703
		8,912,125

New Zealand - 0.1%
Auckland International Airport Ltd.	9,712	43,096
Fletcher Building Ltd.	7,060	30,956
Mercury NZ Ltd.	7,020	16,415
Meridian Energy Ltd.	13,065	27,023
Ryman Healthcare Ltd.	3,823	29,419
Spark New Zealand Ltd.	18,656	45,267
		192,176

Norway - 0.7%
DNB ASA	9,892	194,845
Gjensidige Forsikring ASA (b)	2,039	37,502
Marine Harvest ASA	3,900	78,832
Norsk Hydro ASA	13,711	81,329
Orkla ASA	8,311	89,568
Schibsted ASA, Class B	908	23,240
Statoil ASA	11,378	269,294
Telenor ASA	7,654	174,061
Yara International ASA	1,797	76,786
		1,025,457

Portugal - 0.2%
Banco Espirito Santo SA (a) (c)	34,023	—
EDP - Energias de Portugal SA	23,611	89,713
Galp Energia SGPS SA	5,073	95,670
Jeronimo Martins SGPS SA	2,566	46,672
		232,055

Singapore - 1.3%
Ascendas Real Estate Investment Trust	24,231	48,808
CapitaLand Commercial Trust	21,099	29,576
CapitaLand Ltd.	26,148	71,606
CapitaLand Mall Trust	25,281	40,243
City Developments Ltd.	4,171	41,561
ComfortDelGro Corp. Ltd.	21,978	34,501
DBS Group Holdings Ltd.	17,948	379,104

Golden Agri-Resources Ltd.	71,989	19,299
Jardine Cycle & Carriage Ltd.	1,007	26,601
Keppel Corp. Ltd.	14,828	88,660
Oversea-Chinese Banking Corp. Ltd.	31,836	313,616
SATS Ltd.	6,826	26,824
SembCorp Industries Ltd.	10,024	23,972
Singapore Exchange Ltd.	5,000	28,227
Singapore Press Holdings Ltd. (b)	28,819	55,604
Singapore Technologies Engineering Ltd.	15,918	43,789
Singapore Telecommunications Ltd.	62,191	160,621
StarHub Ltd. (b)	6,178	10,875
Suntec Real Estate Investment Trust	24,465	35,471
United Overseas Bank Ltd.	13,114	275,947
UOL Group Ltd.	4,870	31,931
Wilmar International Ltd.	19,586	47,752
Yangzijiang Shipbuilding Holdings Ltd.	19,561	18,219
		1,852,807

Spain - 3.2%
Abertis Infraestructuras SA	6,563	147,129
ACS Actividades de Construccion y Servicios SA	1,911	74,559
Aena SME SA (e)	688	138,731
Amadeus IT Group SA, Class A	4,441	328,648
Banco Bilbao Vizcaya Argentaria SA	70,337	557,038
Banco de Sabadell SA	53,915	110,279
Banco Santander SA	151,474	991,454
Bankia SA	11,742	52,674
Bankinter SA	6,873	70,760
CaixaBank SA	33,360	159,049
Enagas SA	2,312	63,313
Endesa SA	3,238	71,334
Ferrovial SA	5,045	105,479
Gas Natural SDG SA	3,571	85,233
Grifols SA	3,041	86,215
Iberdrola SA	55,901	411,062
Industria de Diseno Textil SA	8,644	271,755
International Consolidated Airlines Group SA	8,585	74,328
Mapfre SA	10,989	36,560
Red Electrica Corp. SA	5,599	115,577
Repsol SA	9,960	177,045
Siemens Gamesa Renewable Energy SA (b)	1,846	29,671
Telefonica SA	37,924	375,707
		4,533,600

Sweden - 2.6%
Alfa Laval AB	2,993	70,928
Assa Abloy AB, Class B	10,145	219,897
Atlas Copco AB, Class A	5,827	253,077

Atlas Copco AB, Class B	3,978	155,324
Boliden AB	2,356	82,904
Electrolux AB, Series B	2,452	77,433
Essity AB, Class B (c)	6,187	171,461
Getinge AB, Class B	2,040	23,231
Hennes & Mauritz AB, Class B (b)	7,780	116,226
Hexagon AB, Class B	2,983	178,052
Husqvarna AB, Class B	4,245	41,038
ICA Gruppen AB	820	29,072
Industrivarden AB, Class C	1,673	39,018
Investor AB, Class B	4,688	208,257
Kinnevik AB, Class B	2,400	86,708
L E Lundbergforetagen AB, Class B	255	18,331
Lundin Petroleum AB (c)	1,894	47,848
Nordea Bank AB	29,309	313,605
Sandvik AB	11,488	210,474
Securitas AB, Class B	3,192	54,349
Skandinaviska Enskilda Banken AB, Class A	14,561	152,982
Skanska AB, Class B	3,467	71,083
SKF AB, Class B	4,058	83,137
Svenska Handelsbanken AB, Class A	15,446	193,335
Swedbank AB, Class A	8,759	196,818
Swedish Match AB	1,924	87,191
Tele2 AB, Class B	3,663	44,111
Telefonaktiebolaget LM Ericsson, Class B (b)	31,068	197,840
Telia Co. AB	15,243	71,821
Volvo AB, Class B	15,606	285,658
		3,781,209

Switzerland - 8.3%
ABB Ltd.	19,055	453,093
Adecco Group AG	1,645	117,173
Baloise Holding AG	509	77,869
Barry Callebaut AG	22	43,027
Chocoladefabriken Lindt & Sprungli AG	1	72,792
Chocoladefabriken Lindt & Sprungli AG PC	10	62,042
Cie Financiere Richemont SA	4,900	440,323
Coca-Cola HBC AG	1,844	68,240
Credit Suisse Group AG	19,777	332,155
Dufry AG (c)	466	61,209
EMS-Chemie Holding AG	83	52,507
Ferguson plc	2,554	192,086
Geberit AG	424	187,502
Givaudan SA	93	212,165
Glencore plc	117,088	581,837
Julius Baer Group Ltd.	2,281	140,376
Kuehne & Nagel International AG	550	86,628

LafargeHolcim Ltd.	4,607	252,439
Lonza Group AG	692	163,201
Nestle SA	30,580	2,417,089
Novartis AG	21,722	1,756,894
Pargesa Holding SA	354	31,410
Partners Group Holding AG	176	130,966
Roche Holding AG PC	6,654	1,526,408
Schindler Holding AG	66	13,827
Schindler Holding AG PC	412	88,896
SGS SA	55	135,296
Sika AG	26	203,948
Sonova Holding AG	543	86,328
Swatch Group AG (The)	505	42,351
Swatch Group AG (The), Bearer Shares	206	90,896
Swiss Life Holding AG	327	116,532
Swiss Prime Site AG	608	58,839
Swiss Re AG	3,056	311,916
Swisscom AG (b)	201	99,717
UBS Group AG	37,024	652,323
Vifor Pharma AG	390	60,139
Zurich Insurance Group AG	1,490	491,495
		11,911,934

United Kingdom - 14.3%
3i Group plc	9,917	119,697
Admiral Group plc	2,156	55,802
Anglo American plc	14,193	330,621
Antofagasta plc	4,020	51,974
Ashtead Group plc	5,074	138,351
Associated British Foods plc	3,632	126,980
AstraZeneca plc	12,312	846,342
Auto Trader Group plc (e)	10,206	50,167
Aviva plc	30,052	209,736
BAE Systems plc	32,128	262,862
Barclays plc	157,354	459,805
Barratt Developments plc	10,219	76,043
Berkeley Group Holdings plc	1,339	71,181
BHP Billiton plc	21,378	422,498
BP plc	186,081	1,255,135
British American Tobacco plc	22,315	1,289,960
British Land Co. plc (The)	9,969	89,864
BT Group plc	75,237	240,142
Bunzl plc	3,418	100,511
Burberry Group plc	4,537	108,146
Capita plc	6,795	13,745
Carnival plc	1,941	124,929
Centrica plc	45,053	90,208

Cobham plc (c)	17,413	30,006
Coca-Cola European Partners plc (f)	733	30,537
Coca-Cola European Partners plc (f)	2,212	92,047
Compass Group plc	15,366	313,758
Croda International plc	1,338	85,955
Diageo plc	24,436	826,418
Direct Line Insurance Group plc	14,853	79,530
easyJet plc (b)	1,619	36,495
Fresnillo plc	2,253	40,229
G4S plc	15,819	55,057
GKN plc	15,852	102,750
GlaxoSmithKline plc	45,280	879,385
Hammerson plc (b)	8,073	60,856
Hargreaves Lansdown plc	2,659	61,034
HSBC Holdings plc	195,045	1,831,611
IMI plc	2,772	42,049
Imperial Brands plc	9,704	330,416
InterContinental Hotels Group plc	1,612	96,579
Intertek Group plc	1,645	107,679
Investec plc	6,644	51,347
ITV plc	36,997	74,892
J Sainsbury plc	16,600	55,684
Johnson Matthey plc	1,973	84,171
Kingfisher plc	22,775	93,430
Land Securities Group plc	9,497	124,952
Legal & General Group plc	44,559	161,448
Lloyds Banking Group plc	650,206	591,444
London Stock Exchange Group plc	3,198	185,173
Marks & Spencer Group plc	16,551	62,868
Mediclinic International plc (b)	3,758	31,707
Meggitt plc	7,904	47,950
Merlin Entertainments plc (e)	7,236	35,186
Micro Focus International plc	3,000	41,891
Mondi plc	3,744	100,632
National Grid plc	34,930	393,189
Next plc	1,416	94,658
Old Mutual plc	50,252	169,093
Pearson plc	8,377	88,318
Persimmon plc	3,137	111,339
Prudential plc	23,298	582,186
Randgold Resources Ltd.	955	79,338
Reckitt Benckiser Group plc	6,400	540,210
RELX NV	10,069	208,719
RELX plc	11,031	226,597
Rio Tinto plc	11,723	594,873
Rolls-Royce Holdings plc	17,276	211,218
Royal Bank of Scotland Group plc (c)	33,125	120,503

Royal Mail plc	9,176	69,644
RSA Insurance Group plc	8,671	76,768
Sage Group plc (The)	9,664	86,835
Schroders plc	1,184	53,124
Segro plc	8,386	70,773
Severn Trent plc	2,400	62,133
Sky plc	8,801	160,285
Smith & Nephew plc	9,537	178,409
Smiths Group plc	4,028	85,681
SSE plc	11,062	198,445
St James's Place plc	5,368	81,840
Standard Chartered plc	25,931	259,890
Standard Life Aberdeen plc	27,259	137,595
Taylor Wimpey plc	33,286	86,234
Tesco plc	53,109	153,708
Travis Perkins plc	2,548	44,177
Unilever plc	12,183	675,700
United Utilities Group plc	6,952	69,817
Vodafone Group plc	275,017	752,455
Weir Group plc (The)	2,420	67,837
Whitbread plc	1,862	96,651
WM Morrison Supermarkets plc	22,618	67,862
WPP plc	12,993	206,480
		20,542,449

Total Common Stocks (Cost $107,900,341)		142,385,304

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	430,213	430,213

Total Time Deposit (Cost $430,213)		430,213

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio	2,884,209	2,884,209

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,884,209)		2,884,209

TOTAL INVESTMENTS (Cost $111,214,763) - 101.4%		145,699,726
Other assets and liabilities, net - (1.4%)		(1,963,244)
NET ASSETS - 100.0%		143,736,482

NOTES TO SCHEDULE OF INVESTMENTS
(a) For fair value measurement purposes, security is categorized as Level 3.
(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $3,868,663 and the total market value of the collateral received by the Portfolio was $4,036,997, comprised of cash of $2,884,209 and non-cash U.S. Government and/or agencies securities of $1,152,788.

(c) Non-income producing security.
(d) Amount is less than 0.05%.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $886,004, which represents 0.6% of the net assets of the Portfolio as of March 31, 2018.

(f) Securities are traded on separate exchanges for the same entity.

At March 31, 2018, the concentration of the Portfolio's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Financials	21.1%
Industrials	14.6%
Consumer Discretionary	12.6%
Consumer Staples	11.0%
Health Care	10.0%
Materials	8.0%
Information Technology	6.5%
Energy	5.3%
Telecommunication Services	3.8%
Real Estate	3.5%
Utilities	3.3%
Time Deposit	0.3%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt
CDI:	CHESS Depositary Interest
FDR:	Fiduciary Depositary Receipt
PC:	Participation Certificate
PFC Shares:	Preference Shares
SDR:	Swedish Depositary Receipt

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Hong Kong	$56,221	$5,141,719		$—	$5,197,940
Israel	145,323	434,625		—	579,948
Netherlands	410,476	8,501,649		—	8,912,125
United Kingdom	30,537	20,511,912		—	20,542,449
Other Countries(2)	—	107,152,842		—	107,152,842
Total Common Stocks	$642,557	$141,742,747	(3)	$—	$142,385,304
Time Deposit	—	430,213		—	430,213
Short Term Investment of Cash Collateral for Securities Loaned	2,884,209	—		—	2,884,209
Total Investments	$3,526,766	$142,172,960		$—	$145,699,726

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. At March 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 96.1%
Equity Exchange-Traded Funds - 48.7%
Financial Select Sector SPDR Fund	42,000	1,157,940
Health Care Select Sector SPDR Fund	14,000	1,139,600
iShares Core S&P Mid-Cap ETF	24,000	4,501,680
iShares Russell 2000 ETF	26,000	3,947,580
iShares S&P 500 Growth ETF (a)	46,000	7,133,220
iShares S&P 500 Value ETF (a)	61,000	6,669,740
iShares S&P Mid-Cap 400 Value ETF	7,000	1,081,500
Technology Select Sector SPDR Fund	14,000	915,880
Vanguard FTSE Developed Markets ETF	243,000	10,752,750
Vanguard FTSE Emerging Markets ETF	24,000	1,127,520
Vanguard REIT ETF (a)	29,000	2,188,630
Vanguard S&P 500 ETF	58,000	14,040,640
		54,656,680

Fixed-Income Exchange-Traded Funds - 47.4%
iShares Core U.S. Aggregate Bond ETF	249,000	26,705,250
Vanguard Total Bond Market ETF	332,000	26,536,760
		53,242,010

Total Exchange-Traded Funds (Cost $98,869,422)		107,898,690

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 3.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	4,377,403	4,377,403

Total Time Deposit (Cost $4,377,403)		4,377,403

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio	5,998,323	5,998,323

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $5,998,323)		5,998,323

TOTAL INVESTMENTS (Cost $109,245,148) - 105.3%		118,274,416
Other assets and liabilities, net - (5.3%)		(5,986,712)
NET ASSETS - 100.0%		112,287,704

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $6,860,586 and the total market value of the collateral received by the Fund was $6,933,048, including cash collateral of $5,998,323 and non-cash U.S. Government and/or agency securities collateral of $934,725.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	3	Jun-18	$229,680	$11,200)
E-mini S&P 500 Index	6	Jun-18	792,900	(43,820)
E-mini S&P MidCap 400 Index	1	Jun-18	188,310	(7,325)
MSCI EAFE Index	3	Jun-18	300,090	(4,292)
Total Long				$66,637)

At March 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2018, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $66,637.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$107,898,690	$—	$—	$107,898,690
Time Deposit	—	4,377,403	—	4,377,403
Short Term Investment of Cash Collateral for Securities Loaned	5,998,323	—	—	5,998,323
Total Investments	$113,897,013	$4,377,403	$—	$118,274,416

Liabilities
Futures Contracts(1)	$(66,637)	$—	$—	$(66,637)
(1)The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended March 31, 2018.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 95.7%
Equity Exchange-Traded Funds - 64.2%
Financial Select Sector SPDR Fund	42,000	1,157,940
Health Care Select Sector SPDR Fund (a)	14,000	1,139,600
iShares Core S&P Mid-Cap ETF	29,000	5,439,530
iShares Russell 2000 ETF	29,000	4,403,070
iShares S&P 500 Growth ETF	49,000	7,598,430
iShares S&P 500 Value ETF	66,000	7,216,440
iShares S&P Mid-Cap 400 Value ETF	6,000	927,000
Technology Select Sector SPDR Fund	15,000	981,300
Vanguard FTSE Developed Markets ETF	260,000	11,505,000
Vanguard FTSE Emerging Markets ETF	26,000	1,221,480
Vanguard REIT ETF (a)	37,000	2,792,390
Vanguard S&P 500 ETF	60,000	14,524,800
		58,906,980

Fixed-Income Exchange-Traded Funds - 31.5%
iShares Core U.S. Aggregate Bond ETF	176,000	18,876,000
Vanguard Total Bond Market ETF	126,000	10,071,180
		28,947,180

Total Exchange-Traded Funds (Cost $78,278,053)		87,854,160

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 4.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	3,700,263	3,700,263

Total Time Deposit (Cost $3,700,263)		3,700,263

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio	1,642,721	1,642,721

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,642,721)		1,642,721

TOTAL INVESTMENTS (Cost $83,621,037) - 101.5%		93,197,144
Other assets and liabilities, net - (1.5%)		(1,413,630)
NET ASSETS - 100.0%		91,783,514

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $2,050,942 and the total market value of the collateral received by the Fund was $2,094,821, including cash collateral of $1,642,721 and non-cash U.S. Government and/or agency securities collateral of $452,100.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-mini Russell 2000 Index	(10)	Jun-18	($765,600)	($4,183)
E-mini S&P 500 Index	(19)	Jun-18	(2,510,850)	(24,040)
E-mini S&P MidCap 400 Index	(3)	Jun-18	(564,930)	(5,212)
MSCI EAFE Index	(11)	Jun-18	(1,100,330)	(6,708)
Total Short				($40,143)

At March 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2018, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $40,143.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$87,854,160	$—	$—	$87,854,160
Time Deposit	—	3,700,263	—	3,700,263
Short Term Investment of Cash Collateral for Securities Loaned	1,642,721	—	—	1,642,721
Total Investments	$89,496,881	$3,700,263	$—	$93,197,144

Liabilities
Futures Contracts(1)	$(40,143)	$—	$—	$(40,143)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended March 31, 2018.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 95.1%
Equity Exchange-Traded Funds - 79.1%
Financial Select Sector SPDR Fund	85,000	2,343,450
Health Care Select Sector SPDR Fund (a)	28,000	2,279,200
iShares Core S&P Mid-Cap ETF	63,000	11,816,910
iShares Russell 2000 ETF	59,000	8,957,970
iShares S&P 500 Growth ETF	104,000	16,127,280
iShares S&P 500 Value ETF	142,000	15,526,280
iShares S&P Mid-Cap 400 Value ETF (a)	10,000	1,545,000
Technology Select Sector SPDR Fund	30,000	1,962,600
Vanguard FTSE Developed Markets ETF	545,000	24,116,250
Vanguard FTSE Emerging Markets ETF	51,000	2,395,980
Vanguard REIT ETF (a)	84,000	6,339,480
Vanguard S&P 500 ETF	127,000	30,744,160
		124,154,560

Fixed-Income Exchange-Traded Funds - 16.0%
iShares Core U.S. Aggregate Bond ETF	234,000	25,096,500

Total Exchange-Traded Funds (Cost $127,576,176)		149,251,060

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 4.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	7,033,054	7,033,054

Total Time Deposit (Cost $7,033,054)		7,033,054

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio	6,517,881	6,517,881

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $6,517,881)		6,517,881

TOTAL INVESTMENTS (Cost $141,127,111) - 103.8%		162,801,995
Other assets and liabilities, net - (3.8%)		(5,949,239)
NET ASSETS - 100.0%		156,852,756

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $8,932,407 and the total market value of the collateral received by the Fund was $9,098,331, including cash collateral of $6,517,881 and non-cash U.S. Government and/or agency securities collateral of $2,580,450.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-mini Russell 2000 Index	(55)	Jun-18	($4,210,800)	($20,431)
E-mini S&P 500 Index	(100)	Jun-18	(13,215,000)	(112,738)
E-mini S&P MidCap 400 Index	(16)	Jun-18	(3,012,960)	(39,652)
MSCI EAFE Index	(56)	Jun-18	(5,601,680)	(66,712)
Total Short				($239,533)

At March 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2018, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $239,533.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$149,251,060	$—	$—	$149,251,060
Time Deposit	—	7,033,054	—	7,033,054
Short Term Investment of Cash Collateral for Securities Loaned	6,517,881	—	—	6,517,881
Total Investments	$155,768,941	$7,033,054	$—	$162,801,995

Liabilities
Futures Contracts(1)	$(239,533)	$—	$—	$(239,533)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended March 31, 2018.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.8%
Airlines - 0.3%
American Airlines Group, Inc. (a)	8,579	445,765

Automobiles - 0.6%
Tesla, Inc. (b)	3,034	807,439

Beverages - 0.4%
Monster Beverage Corp. (b)	10,172	581,940

Biotechnology - 6.4%
Alexion Pharmaceuticals, Inc. (b)	3,981	443,722
Amgen, Inc.	12,942	2,206,352
Biogen, Inc. (b)	3,800	1,040,516
BioMarin Pharmaceutical, Inc. (a)(b)	3,126	253,425
Celgene Corp. (b)	13,509	1,205,138
Gilead Sciences, Inc.	23,528	1,773,776
Incyte Corp. (a)(b)	3,784	315,321
Regeneron Pharmaceuticals, Inc. (b)	1,887	649,807
Shire plc ADR	1,258	187,933
Vertex Pharmaceuticals, Inc. (b)	4,560	743,189
		8,819,179

Commercial Services & Supplies - 0.2%
Cintas Corp.	1,913	326,320

Communications Equipment - 2.7%
Cisco Systems, Inc.	86,525	3,711,057

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	7,887	1,486,147
Walgreens Boots Alliance, Inc.	17,757	1,162,551
		2,648,698

Food Products - 1.8%
Kraft Heinz Co. (The)	21,814	1,358,794
Mondelez International, Inc., Class A	26,794	1,118,114
		2,476,908

Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. (b)	1,435	360,372
DENTSPLY SIRONA, Inc.	4,134	207,982
Hologic, Inc. (b)	4,987	186,314
IDEXX Laboratories, Inc. (b)	1,583	302,970

Intuitive Surgical, Inc. (b)	2,007	828,550
		1,886,188

Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (b)	10,155	701,507
Henry Schein, Inc. (b)	2,760	185,500
		887,007

Health Care Technology - 0.3%
Cerner Corp. (b)	5,929	343,882

Hotels, Restaurants & Leisure - 1.9%
Marriott International, Inc., Class A	6,420	872,991
Starbucks Corp.	25,245	1,461,433
Wynn Resorts Ltd.	1,860	339,190
		2,673,614

Internet & Direct Marketing Retail - 13.2%
Amazon.com, Inc. (b)	8,695	12,584,621
Booking Holdings, Inc. (b)	867	1,803,698
Ctrip.com International Ltd. ADR (b)	8,215	382,983
Expedia Group, Inc.	2,505	276,577
JD.com, Inc. ADR (a)(b)	16,564	670,677
Netflix, Inc. (b)	7,794	2,301,958
Qurate Retail Group, Inc., Class A (b)	7,941	199,875
		18,220,389

Internet Software & Services - 15.6%
Alphabet, Inc., Class A (b)	5,361	5,560,108
Alphabet, Inc., Class C (b)	6,283	6,482,737
Baidu, Inc. ADR (b)	5,033	1,123,315
eBay, Inc. (b)	18,177	731,442
Facebook, Inc., Class A (b)	43,032	6,876,083
MercadoLibre, Inc.	791	281,905
NetEase, Inc. ADR	1,349	378,246
		21,433,836

IT Services - 3.1%
Automatic Data Processing, Inc.	7,969	904,322
Cognizant Technology Solutions Corp., Class A	10,552	849,436
Fiserv, Inc. (b)	7,472	532,828
Paychex, Inc.	6,474	398,734
PayPal Holdings, Inc. (b)	21,521	1,632,798
		4,318,118

Leisure Products - 0.1%
Hasbro, Inc.	2,237	188,579

Life Sciences Tools & Services - 0.5%
Illumina, Inc. (b)	2,633	622,494

Machinery - 0.3%
PACCAR, Inc.	6,295	416,540

Media - 4.7%
Charter Communications, Inc., Class A (b)	4,284	1,333,267
Comcast Corp., Class A	83,248	2,844,584
DISH Network Corp., Class A (b)	4,080	154,591
Liberty Global plc, Class A (b)	4,044	126,618
Liberty Global plc, Class C (b)	10,389	316,137
Sirius XM Holdings, Inc. (a)	80,676	503,418
Twenty-First Century Fox, Inc., Class A	18,923	694,285
Twenty-First Century Fox, Inc., Class B	14,339	521,509
		6,494,409

Multiline Retail - 0.3%
Dollar Tree, Inc. (b)	4,232	401,617

Pharmaceuticals - 0.3%
Mylan NV (b)	9,606	395,479

Professional Services - 0.2%
Verisk Analytics, Inc. (b)	2,962	308,048

Road & Rail - 0.8%
CSX Corp.	15,935	887,739
JB Hunt Transport Services, Inc.	1,962	229,848
		1,117,587

Semiconductors & Semiconductor Equipment - 12.5%
Analog Devices, Inc.	6,642	605,286
Applied Materials, Inc.	18,871	1,049,416
ASML Holding NV	1,327	263,489
Broadcom Ltd.	7,373	1,737,447
Intel Corp.	83,910	4,370,033
KLA-Tencor Corp.	2,802	305,446
Lam Research Corp.	2,927	594,649
Maxim Integrated Products, Inc.	5,018	302,184
Microchip Technology, Inc. (a)	4,173	381,245
Micron Technology, Inc. (b)	20,768	1,082,844
NVIDIA Corp.	10,865	2,516,225
QUALCOMM, Inc.	26,588	1,473,241
Skyworks Solutions, Inc.	3,306	331,460
Texas Instruments, Inc.	17,671	1,835,840
Xilinx, Inc.	4,577	330,643
		17,179,448

Software - 14.1%
Activision Blizzard, Inc.	13,625	919,142
Adobe Systems, Inc. (b)	8,848	1,911,876
Autodesk, Inc. (b)	3,964	497,799
CA, Inc.	7,523	255,030
Cadence Design Systems, Inc. (b)	5,063	186,167
Check Point Software Technologies Ltd. (b)	2,931	291,166
Citrix Systems, Inc. (b)	2,445	226,896
Electronic Arts, Inc. (b)	5,543	672,033
Intuit, Inc.	4,595	796,543
Microsoft Corp.	138,319	12,624,375
Symantec Corp.	11,020	284,867
Synopsys, Inc. (b)	2,694	224,249
Take-Two Interactive Software, Inc. (b)	2,045	199,960
Workday, Inc., Class A (a)(b)	2,456	312,182
		19,402,285

Specialty Retail - 0.8%
O'Reilly Automotive, Inc. (b)	1,503	371,812
Ross Stores, Inc.	6,864	535,255
Ulta Beauty, Inc. (b)	1,105	225,718
		1,132,785

Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	91,131	15,289,959
Seagate Technology plc	5,116	299,388
Western Digital Corp.	5,344	493,091
		16,082,438

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,202	283,977

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. (b)	15,346	936,720
Vodafone Group plc ADR	8,531	237,332
		1,174,052

Total Common Stocks (Cost $53,109,250)		134,780,078

EXCHANGE-TRADED FUNDS - 1.6%
Powershares QQQ Trust, Series 1 (a)	13,500	2,161,755

Total Exchange-Traded Funds (Cost $1,459,457)		2,161,755

	PRINCIPAL AMOUNT ($)	VALUE ($)

U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills, 1.80%, 10/11/18 (c)	300,000	297,048

Total U.S. Treasury Obligations (Cost $297,105)		297,048

TIME DEPOSIT - 0.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	718,600	718,600

Total Time Deposit (Cost $718,600)		718,600

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio	2,490,857	2,490,857

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,490,857)		2,490,857

TOTAL INVESTMENTS (Cost $58,075,269) - 101.9%		140,448,338
Other assets and liabilities, net - (1.9%)		(2,558,854)
NET ASSETS - 100.0%		137,889,484

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $4,993,169 and the total market value of the collateral received by the Fund was $5,045,635, including cash collateral of $2,490,857 and non-cash U.S. Government and/ or agency securities collateral of $2,554,778.

(b) Non-income producing security.
(c) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
ADR:	American Depositary Receipt

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini NASDAQ 100 Index	7	Jun-18	$923,160	($81,035)

During the fiscal year to date ended March 31, 2018, the Portfolio entered into futures contracts to provide equity market exposure for uncommitted cash balances.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $81,035.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$134,780,078	(1)	$—	$—	$134,780,078
Exchange-Traded Funds	2,161,755		—	—	2,161,755
U.S. Treasury Obligations	—		297,048	—	297,048
Time Deposit	—		718,600	—	718,600
Short Term Investment of Cash Collateral for Securities Loaned	2,490,857		—	—	2,490,857
Total Investments	$139,432,690		$1,015,648	$—	$140,448,338

Liabilities
Futures Contracts	$(81,035)	(2)	$—	$—	$(81,035)
(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date then ended.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Products, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 24, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    May 24, 2018